UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia California Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	14

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	19

Notes to Financial Statements	23

Board Consideration and Approval of Advisory Agreement	31

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

>  detailed up-to-date fund performance and portfolio information

>  economic analysis and market commentary

>  quarterly fund commentaries

>  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia California Tax-Exempt Fund

Average annual total return as of 04/30/12 (%)

Share class	A		B		C		Z*
Inception	06/16/86		08/04/92		08/01/97		09/19/05
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	7.54	2.41	7.14	2.14	7.30	6.30	7.67
1-year	16.15	10.61	15.28	10.28	15.62	14.62	16.40
5-year	5.25	4.24	4.47	4.13	4.77	4.77	5.50
10-year	5.19	4.68	4.41	4.41	4.72	4.72	5.35

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisors, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/
appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by the interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with maturities of at least one year.

2 The Barclays California Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+7.54%

Class A shares (without sales charge)

+5.50%

Barclays Municipal Bond Index[1]

+6.29%

Barclays California Municipal Bond Index[2]

Quality breakdown1

as of 04/30/12 (%)
AAA rating	2.0
AA rating	17.0
A rating	49.8
BBB rating	21.8
Non-investment grade	2.1
Not rated	7.3

1Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia California Tax-Exempt Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,075.40	1,020.93	4.08	3.97	0.79
Class B	1,000.00	1,000.00	1,071.40	1,017.21	7.93	7.72	1.54
Class C	1,000.00	1,000.00	1,073.00	1,018.70	6.39	6.22	1.24
Class Z	1,000.00	1,000.00	1,076.70	1,022.18	2.79	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.9%
Airport 3.0%
City of Los Angeles Department of Airports Revenue Bonds Series 2009A
05/15/34	5.000%	$1,000,000	$1,087,030
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,768,475
County of Sacramento Airport System Revenue Bonds Senior Series 2009B
07/01/39	5.750%	3,000,000	3,308,460
County of Sacramento Airport System (a) Revenue Bonds Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,047,630
San Diego County Regional Airport Authority Refunding Revenue Bonds Series 2005 (AMBAC) AMT (a)
07/01/20	5.250%	750,000	886,928
San Francisco City & County Airports Commission (a) Refunding Revenue Bonds 2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,701,000
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,616,953
Total			16,416,476
Disposal 0.4%
California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (a)
01/01/22	5.000%	2,000,000	2,167,220
Higher Education 5.3%
California Educational Facilities Authority Revenue Bonds California College of the Arts Series 2005
06/01/26	5.000%	1,000,000	1,014,510
06/01/35	5.000%	1,500,000	1,495,860
California Lutheran University Series 2008
10/01/21	5.250%	665,000	725,382
10/01/38	5.750%	3,000,000	3,145,590
Chapman University Series 2011
04/01/31	5.000%	4,375,000	4,748,187
Loyola Marymount University Series 2010A
10/01/40	5.125%	1,250,000	1,336,988
Scripps College Series 2001
08/01/31	5.000%	1,500,000	1,501,875
Woodbury University Series 2006
01/01/25	5.000%	1,830,000	1,829,872

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Higher Education (cont.)
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/28	5.800%	$2,000,000	$2,154,160
Emerson College Series 2011
01/01/42	6.000%	1,250,000	1,428,275
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,302,800
California Statewide Communities Development Authority (b)(c) Revenue Bonds San Francisco Art Institute Series 2002
04/01/32	7.375%	1,750,000	1,630,282
California Statewide Communities Development Authority (c) Revenue Bonds Thomas Jefferson School of Law Series 2008A
10/01/38	7.250%	3,900,000	4,180,956
University of California Revenue Bonds Series 2008D
05/15/27	5.000%	1,500,000	1,668,135
Total			29,162,872
Hospital 14.9%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2012A
08/01/27	5.000%	900,000	993,456
California Health Facilities Financing Authority Refunding Revenue Bonds Cedars Sinai Medical Center Series 2005
11/15/34	5.000%	4,025,000	4,237,721
Revenue Bonds Adventist Health System West Series 2009A
09/01/39	5.750%	7,000,000	7,800,030
Catholic Healthcare Series 2011A
03/01/41	5.250%	3,000,000	3,230,340
Catholic Healthcare West Series 2009A
07/01/39	6.000%	1,000,000	1,153,830
Series 2009E
07/01/25	5.625%	1,125,000	1,278,799
Cedars Sinai Medical Center Series 2009
08/15/39	5.000%	8,150,000	8,615,691
Children's Hospital Series 2011A
11/01/41	5.250%	5,000,000	5,452,900

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
Kaiser Permanente Series 2006A
04/01/39	5.250%	$3,350,000	$3,488,053
Providence Health & Services Series 2008C
10/01/28	6.250%	500,000	587,850
Scripps Health Series 2010A
11/15/36	5.000%	750,000	802,935
St. Joseph Health System Series 2009A
07/01/29	5.500%	1,500,000	1,717,320
Sutter Health Series 2008A
08/15/30	5.000%	2,500,000	2,682,250
Series 2011B
08/15/31	5.875%	1,815,000	2,157,309
Unrefunded Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	1,470,000	1,727,074
California Municipal Finance Authority Certificate of Participation Community Hospital of Central California Series 2007
02/01/37	5.250%	2,500,000	2,533,325
Revenue Bonds Community Hospitals of Central California Series 2009
02/01/39	5.500%	4,000,000	4,113,080
California Statewide Communities Development Authority Revenue Bonds Catholic Healthcare West Series 2008B
07/01/30	5.500%	1,965,000	2,153,168
John Muir Health Series 2006A
08/15/32	5.000%	3,000,000	3,175,260
Series 2009
07/01/39	5.125%	500,000	523,615
Kaiser Permanente Series 2002A
11/01/32	5.500%	1,000,000	1,016,750
Series 2006B
03/01/45	5.250%	1,000,000	1,042,910
Series 2012A
04/01/42	5.000%	2,500,000	2,667,075
Sutter Health Series 2002B
08/15/42	5.625%	500,000	507,075
Series 2011A
08/15/42	6.000%	2,000,000	2,344,460
Various Kaiser Series 2001C
08/01/31	5.250%	1,100,000	1,214,433

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	$4,000,000	$4,204,320
City of Newport Beach Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	1,000,000	1,198,460
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,186,690
City of Turlock Certificate of Participation Emanuel Medical Center, Inc. Series 2004
10/15/13	5.000%	940,000	968,003
Kaweah Delta Health Care District Refunding Revenue Bonds Series 2006
06/01/34	4.500%	1,910,000	1,855,221
Palomar Pomerado Health Certificate of Participation Series 2009
11/01/39	6.750%	350,000	381,535
Sierra View Local Health Care District Revenue Bonds Series 2007
07/01/37	5.250%	3,500,000	3,545,535
Total			82,556,473
Investor Owned 0.9%
City of Chula Vista Revenue Bonds San Diego Gas & Electric Co. Series 2004D
01/01/34	5.875%	1,000,000	1,153,300
City of Chula Vista (a) Revenue Bonds San Diego Gas & Electric Co. Series 2005D AMT
12/01/27	5.000%	3,500,000	3,763,305
Total			4,916,605
Joint Power Authority 0.4%
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,205,520
Local Appropriation 3.1%
Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	2,000,000	2,219,980

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local Appropriation (cont.)
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	$2,235,000	$2,219,556
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC)
11/15/13	5.500%	1,205,000	1,233,896
Los Angeles Municipal Improvement Corp. Revenue Bonds Capital Equipment Series 2008A
09/01/24	5.000%	1,000,000	1,091,840
Series 2008B
09/01/38	5.000%	3,000,000	3,135,540
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,655,790
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,212,620
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	3,035,000	3,282,808
Total			17,052,030
Local General Obligation 5.8%
Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	930,000	1,026,106
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	2,238,757
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,354,273
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,383,620
Jefferson Union High School District Unlimited General Obligation Refunding Bonds Series 2000A (NPFGC)
08/01/25	6.450%	1,000,000	1,282,550

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	$3,340,000	$3,696,612
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	825,247
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (d)
08/01/32	0.000%	5,440,000	1,656,861
Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	3,125,000	3,434,406
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,406,125
Oakland Unified School District/Alameda County Unlimited General Obligation Bonds Election of 2006 Series 2012A
08/01/22	5.000%	750,000	814,373
08/01/32	5.500%	2,500,000	2,686,325
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (d)
07/01/20	0.000%	3,460,000	2,559,881
San Bernardino Community College District Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	1,000,000	1,181,480
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	1,000,000	1,253,630
San Mateo County Community College District Unlimited General Obligation Bonds Election of 2001 Series 2002A (NPFGC/FGIC)
09/01/18	5.375%	1,000,000	1,016,650
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	995,587
Total			31,812,483

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Multi-Family 2.4%
California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (a)
02/01/36	5.375%	$2,280,000	$2,280,821
California Statewide Communities Development Authority Refunding Revenue Bonds Quail Ridge Apartments Senior Series 2002E-1
07/01/32	5.375%	2,000,000	1,578,880
University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,512,650
Series 2012
05/15/31	5.125%	2,000,000	2,079,920
Revenue Bonds CHF-Irvine LLC-UCI East Campus Series 2008
05/15/17	5.000%	1,600,000	1,789,152
University of California Irvine East Campus Apartments Series 2008
05/15/32	5.750%	1,500,000	1,581,165
Munimae TE Bond Subsidiary LLC Series 2004A-2 (b)(c)
06/29/49	4.900%	2,000,000	1,639,960
Total			13,462,548
Municipal Power 4.5%
Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,131,980
California State Department of Water Resources Revenue Bonds Series 2010M
05/01/15	5.000%	4,500,000	5,092,245
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	955,998
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,459,143
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	2,000,000	2,214,580
Series 2012A
08/01/30	5.000%	1,000,000	1,027,390
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,213,450

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Municipal Power (cont.)
Los Angeles Department of Water & Power Revenue Bonds Power System Subordinated Series 2008A-1
07/01/38	5.250%	$1,750,000	$1,991,570
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,146,640
Puerto Rico Electric Power Authority Revenue Bonds Series 2008WW (e)
07/01/28	5.000%	1,500,000	1,537,485
Sacramento Municipal Utility District Revenue Bonds Series 1997K (AMBAC)
07/01/24	5.250%	2,220,000	2,734,330
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	561,120
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,566,725
Total			24,632,656
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank Revenue Bonds California Infrastructure & Economic Development Series 2008
02/01/38	5.250%	3,050,000	3,218,329
Series 2008
02/01/33	5.250%	3,000,000	3,208,320
Total			6,426,649
Ports 1.0%
Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,364,500
Prep School 0.4%
California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	2,000,000	2,147,240
Prepaid Gas 0.2%
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,276,510
Refunded/Escrowed 3.0%
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008
10/01/38	6.500%	30,000	39,784

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Refunded/Escrowed (cont.)
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	$925,000	$1,232,424
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (f)
07/01/22	11.990%	455,000	663,636
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (a)
05/01/21	7.800%	2,500,000	3,578,700
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	600,000	725,886
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (d)
01/01/20	0.000%	12,000,000	10,459,080
Total			16,699,510
Resource Recovery 0.9%
California Municipal Finance Authority (a)(b)(c) Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT
12/01/15	3.950%	2,100,000	2,100,609
12/01/32	7.500%	2,885,000	2,970,252
Total			5,070,861
Retirement Communities 1.1%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/31	6.000%	2,200,000	2,370,126
California Health Facilities Financing Authority Revenue Bonds Insured Episcopal Home Series 2010B
02/01/32	6.000%	2,000,000	2,205,360
California Statewide Communities Development Authority Revenue Bonds American Baptist Homes West Series 2010
10/01/39	6.250%	1,500,000	1,588,290
Total			6,163,776
Single Family 0.7%
CRHMFA Homebuyers Fund (a) Revenue Bonds Mortgage-Backed Securities Program Series 1998B-5 (GNMA/FNMA/FHLMC) AMT
12/01/29	6.350%	5,000	5,076
Series 2000B (GNMA/FNMA) AMT
06/01/31	7.300%	20,000	20,564
Series 2000D (GNMA/FNMA) AMT
06/01/31	7.100%	20,000	20,725

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Single Family (cont.)
California Housing Finance Agency (a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT
08/01/30	5.750%	$845,000	$879,772
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,422,425
02/01/42	5.500%	435,000	450,912
Total			3,799,474
Special Non Property Tax 1.0%
Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,516,650
Special Property Tax 16.9%
Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	920,490
Bakersfield Redevelopment Agency Tax Allocation Bonds Old Town Kern Pioneer Series 2009A
08/01/29	7.500%	1,895,000	2,013,608
Southeast Bakersfield Series 2009B
08/01/29	7.250%	890,000	959,571
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	5,120,600
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,273,180
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	110,000	110,595
City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	800,000	843,568
City of Redwood Special Tax Bonds Community Facilities District 1 Series 2003B
09/01/28	5.950%	750,000	758,940

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Property Tax (cont.)
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	$1,500,000	$1,580,340
Eastern Municipal Water District Special Tax Bonds District No. 2004-27 Cottonwood Series 2006
09/01/27	5.000%	200,000	201,614
09/01/36	5.000%	500,000	480,910
Elk Grove Unified School District Refunding Special Tax Bonds Community Facilities District No. 1 Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,413,430
Elk Grove Unified School District (d) Refunding Special Tax Bonds Capital Appreciation-Community Facilities No. 1 Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	1,932,859
Folsom Redevelopment Agency Tax Allocation Bonds Central Folsom Redevelopment Project Series 2009
08/01/29	5.125%	1,000,000	1,040,750
08/01/36	5.500%	1,000,000	1,049,240
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,248,680
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	1,000,000	947,190
Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	1,270,000	1,305,725
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,155,815
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,804,111
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	2,030,000	2,308,922

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Property Tax (cont.)
Mountain View Shoreline Regional Park Community Tax Allocation Bonds Series 2011A
08/01/35	5.625%	$1,300,000	$1,409,590
08/01/40	5.750%	2,000,000	2,171,580
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,385,220
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	3,040,000	3,147,555
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	1,003,040
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	850,000	857,081
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	920,490
Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	4,780,000	5,310,723
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (d)
08/01/24	0.000%	2,100,000	1,040,760
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,157,408
Riverside County Economic Development Agency Tax Allocation Bonds Housing Series 2010A
10/01/39	6.000%	2,000,000	2,114,860
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,120

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Property Tax (cont.)
San Bernardino Joint Powers Financing Authority Refunding Tax Allocation Bonds Central City Merged Project Series 1998A (AMBAC)
07/01/14	5.750%	$985,000	$1,021,455
Series 2005A (AGM)
10/01/24	5.750%	2,420,000	2,835,151
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (d)
09/01/20	0.000%	3,630,000	2,730,087
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay North Redevelopment Series 2009C
08/01/29	6.000%	1,035,000	1,137,465
08/01/39	6.500%	2,625,000	2,977,853
Mission Bay South Redevelopment Series 2009D
08/01/29	6.375%	1,000,000	1,079,540
Redevelopment Projects Series 2009B
08/01/32	6.500%	500,000	565,880
Series 2011B
08/01/26	6.125%	500,000	571,625
08/01/41	6.625%	1,600,000	1,808,976
San Francisco Redevelopment Projects Series 2009B
08/01/28	6.125%	1,010,000	1,119,615
Series 2011B
08/01/31	6.250%	2,600,000	2,929,966
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,440,800
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	1,000,000	1,144,850
Sulphur Springs Union School District Special Tax Bonds Community Facilities District Series 2002-1A
09/01/33	6.000%	1,500,000	1,459,425
Temecula Redevelopment Agency Tax Allocation Bonds Housing Redevelopment Project No. 1 Series 2011A
08/01/31	6.750%	1,000,000	1,167,840
08/01/39	7.000%	2,100,000	2,440,011
Union City Community Redevelopment Agency Tax Allocation Bonds Sub Lien- Community Redevelopment Project Series 2011
12/01/12	3.000%	1,000,000	1,010,450

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Property Tax (cont.)
Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	$1,500,000	$1,709,595
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	3,305,000	3,664,881
Yorba Linda Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Redevelopment Project Series 2011A
09/01/26	6.000%	1,000,000	1,100,670
09/01/32	6.500%	2,000,000	2,215,160
Total			93,134,860
State Appropriated 6.3%
California State Public Works Board Refunding Revenue Bonds Department of Corrections State Prisons Series 1993A (AMBAC)
12/01/19	5.000%	6,000,000	6,642,840
Revenue Bonds Department of Mental Health Coalinga Series 2004A-A
06/01/19	5.500%	1,500,000	1,626,150
Judicial Council Projects Series 2011D
12/01/31	5.000%	5,100,000	5,410,794
State University Projects Series 2011B
10/01/31	5.000%	1,200,000	1,266,360
Various Capital Projects Series 2011A
10/01/31	5.125%	5,000,000	5,348,550
Series 2012A
04/01/32	5.000%	5,000,000	5,296,600
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,890,200
Subordinated Series 2010A-1
03/01/35	6.000%	2,750,000	3,148,530
Total			34,630,024
State General Obligation 17.8%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2004A (e)
07/01/22	5.250%	2,000,000	2,094,820
State of California Unlimited General Obligation Bonds Series 2003
02/01/20	5.250%	1,250,000	1,519,050
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,338,554
Series 2004
02/01/22	5.000%	1,000,000	1,060,570
Series 2006
10/01/36	4.500%	2,500,000	2,530,900
Series 2008
08/01/34	5.000%	3,000,000	3,172,830

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State General Obligation (cont.)
Series 2010
11/01/29	5.200%	$1,000,000	$1,115,060
Various Purpose Series 2003
11/01/24	5.125%	2,000,000	2,111,320
Series 2005
03/01/32	5.000%	1,000,000	1,055,200
Series 2007
12/01/28	5.000%	1,000,000	1,104,840
12/01/31	5.000%	3,500,000	3,771,565
12/01/32	5.000%	5,000,000	5,361,650
Series 2009
04/01/25	5.625%	500,000	588,625
10/01/29	5.000%	4,500,000	4,906,890
04/01/31	5.750%	2,750,000	3,187,635
04/01/35	6.000%	4,000,000	4,639,000
04/01/38	6.000%	10,500,000	12,107,445
11/01/39	5.500%	4,965,000	5,504,695
Series 2010
03/01/24	5.250%	1,000,000	1,155,590
03/01/30	5.250%	1,000,000	1,110,300
03/01/33	6.000%	4,000,000	4,758,440
03/01/40	5.500%	4,800,000	5,327,664
Series 2011
10/01/29	5.250%	1,230,000	1,388,781
09/01/32	5.250%	2,915,000	3,266,345
Unlimited General Obligation Refunding Bonds Series 2005
05/01/29	4.625%	2,000,000	2,049,880
Series 2012
02/01/38	5.000%	5,000,000	5,358,450
Various Purpose Series 2008
04/01/33	5.125%	3,500,000	3,722,670
04/01/38	5.000%	12,110,000	12,774,960
Unrefunded Unlimited General Obligation Bonds Series 2000
05/01/26	5.625%	160,000	160,582
Series 2004
04/01/29	5.300%	2,000	2,104
Total			98,246,415
Turnpike/Bridge/Toll Road 2.1%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1
04/01/47	5.125%	2,500,000	2,662,850
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Series 1999
01/15/40	5.750%	5,500,000	5,500,055
Revenue Bonds Senior Lien Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,862,600

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Turnpike/Bridge/Toll Road (cont.)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	$1,700,000	$1,474,648
Total			11,500,153
Water & Sewer 2.6%
City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	1,040,000	1,107,278
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,322,175
Eastern Municipal Water District Certificate of Participation Series 1991 (NPFGC/FGIC)
07/01/12	6.750%	685,000	690,932
Series 2008H
07/01/33	5.000%	1,000,000	1,084,270
Manteca Financing Authority Revenue Bonds Series 2003B (NPFGC)
12/01/33	5.000%	430,000	436,837
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,532,545
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,694,490
05/15/39	5.250%	3,000,000	3,358,860
San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	2,000,000	2,299,020
Total			14,526,407
Total Municipal Bonds (Cost: $484,282,730)			$528,887,912
		Shares	Value
Money Market Funds 1.4%
Dreyfus General California Municipal Money Market Fund, 0.000% (g)		3,711,899	$3,711,899
JPMorgan Tax-Free Money Market Fund, 0.010% (g)		3,996,357	3,996,357
Total Money Market Funds (Cost: $7,708,256)			$7,708,256

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Floating Rate Notes 0.7%
Variable Rate Demand Notes 0.7%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Hebrew Home Aged Disabled VRDN Series 2005 (Wells Fargo Bank) (h)
11/15/35	0.220%	$1,475,000	$1,475,000
California Pollution Control Financing Authority Refunding Revenue Bonds Pacific Gas & Electric Co. VRDN Series 1996C (JP Morgan Chase Bank) (h)
11/01/26	0.250%	2,500,000	2,500,000
Total			3,975,000
Total Floating Rate Notes (Cost: $3,975,000)			$3,975,000

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Short Term 0.9%
Local Appropriation 0.9%
California School Cash Reserve Program Authority Revenue Notes Series 2012U
12/31/12	2.000%	$5,000,000	$5,053,750
Total Municipal Short Term (Cost: $5,049,937)			$5,053,750
Total Investments (Cost: $501,015,923)			$545,624,918
Other Assets & Liabilities, Net			6,065,042
Total Net Assets			$551,689,960

Notes to Portfolio of Investments

(a)  At April 30, 2012, the value of securities subject to alternative minimum tax was $29,912,892, representing 5.42% of net assets.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2012 was $8,341,103, representing 1.51% of net assets. Information concerning such security holdings at April 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 3.950% 12/01/15	12/22/11	$2,100,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT 7.500% 12/01/32	12/22/11	2,885,000
California Statewide Communities Development Authority Revenue Bonds San Francisco Art Institute Series 2002 7.375% 04/01/32	07/05/02	1,750,000
Munimae TE Bond Subsidiary LLC Series 2004A-2 4.900% 06/29/49	10/15/04	2,000,000

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $12,522,059 or 2.27% of net assets.

(d)  Zero coupon bond.

(e)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $3,632,305 or 0.66% of net assets.

(f)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(g)  The rate shown is the seven-day current annualized yield at April 30, 2012.

(h)  The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on April 30, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$528,887,912	$—	$528,887,912
Total Bonds	—	528,887,912	—	528,887,912
Short-Term Securities
Floating Rate Notes	—	3,975,000	—	3,975,000
Municipal Short Term	—	5,053,750	—	5,053,750
Total Short-Term Securities	—	9,028,750	—	9,028,750

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)

Fair Value Measurements (continued)

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Other
Money Market Funds	$7,708,256	$—	$—	$7,708,256
Total Other	7,708,256	—	—	7,708,256
Total	$7,708,256	$537,916,662	$—	$545,624,918

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Assets and Liabilities – Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value (identified cost $501,015,923)	$545,624,918
Receivable for:
Investments sold	310,000
Capital shares sold	1,496,762
Interest	6,795,567
Expense reimbursement due from Investment Manager	3,650
Prepaid expense	164
Trustees' deferred compensation plan	47,785
Total assets	554,278,846
Liabilities
Payable for:
Capital shares purchased	469,903
Dividend distributions to shareholders	1,805,360
Investment management fees	17,845
Distribution and service fees	11,296
Transfer agent fees	23,921
Administration fees	3,036
Compensation of board members	28,432
Chief compliance officer expenses	711
Other expenses	180,597
Trustees' deferred compensation plan	47,785
Total liabilities	2,588,886
Net assets applicable to outstanding capital stock	$551,689,960

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$508,207,813
Undistributed net investment income	89,007
Accumulated net realized loss	(1,215,855)
Unrealized appreciation on:
Investments	44,608,995
Total—representing net assets applicable to outstanding capital stock	$551,689,960
Net assets applicable to outstanding shares
Class A	$427,749,252
Class B	$1,914,665
Class C	$41,791,015
Class Z	$80,235,028
Shares outstanding
Class A	54,987,384
Class B	246,157
Class C	5,371,502
Class Z	10,310,959
Net asset value per share
Class A(a)	$7.78
Class B	$7.78
Class C	$7.78
Class Z	$7.78

(a)  The maximum offering price per share for Class A is $8.17. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Statement of Operations – Columbia California Tax-Exempt Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$635
Interest	12,983,819
Total income	12,984,454
Expenses:
Investment management fees	1,067,498
Distribution fees
Class B	7,395
Class C	150,287
Service fees
Class A	522,155
Class B	2,465
Class C	50,140
Transfer agent fees
Class A	214,029
Class B	1,047
Class C	21,005
Class Z	39,861
Administration fees	181,363
Compensation of board members	20,287
Custodian fees	9,456
Printing and postage fees	33,345
Registration fees	30,026
Professional fees	29,901
Chief compliance officer expenses	676
Other	16,599
Total expenses	2,397,535
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(211,995)
Fees waived by Distributor – Class C	(60,035)
Total net expenses	2,125,505
Net investment income	10,858,949
Realized and unrealized gain (loss) — net
Net realized gain on:
Investments	1,280,596
Net realized gain	1,280,596
Net change in unrealized appreciation on:
Investments	27,017,428
Net change in unrealized appreciation	27,017,428
Net realized and unrealized gain	28,298,024
Net increase in net assets resulting from operations	$39,156,973

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Statement of Changes in Net Assets – Columbia California Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Operations
Net investment income	$10,858,949	$18,027,959
Net realized gain	1,280,596	875,625
Net change in unrealized appreciation (depreciation)	27,017,428	(3,925,815)
Net increase in net assets resulting from operations	39,156,973	14,977,769
Distributions to shareholders from:
Net investment income
Class A	(8,418,259)	(13,137,447)
Class B	(32,300)	(64,464)
Class C	(717,435)	(1,260,024)
Class Z	(1,690,227)	(3,601,746)
Net realized gains
Class A	—	(4,568,049)
Class B	—	(32,807)
Class C	—	(571,585)
Class Z	—	(1,657,571)
Total distributions to shareholders	(10,858,221)	(24,893,693)
Increase (decrease) in net assets from share transactions	(1,685,840)	146,724,185
Total increase in net assets	26,612,912	136,808,261
Net assets at beginning of period	525,077,048	388,268,787
Net assets at end of period	$551,689,960	$525,077,048
Undistributed net investment income	$89,007	$88,279

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	2,336,032	17,880,230	1,774,807	12,875,405
Fund merger	—	—	25,092,629	179,929,484
Distributions reinvested	756,080	5,787,389	1,493,775	10,669,224
Redemptions	(3,324,485)	(25,313,434)	(7,099,287)	(50,748,811)
Net increase (decrease)	(232,373)	(1,645,815)	21,261,924	152,725,302
Class B shares
Subscriptions	1,261	9,671	16,002	115,287
Fund merger	—	—	218,017	1,562,262
Distributions reinvested	3,175	24,306	8,201	58,471
Redemptions(a)	(27,918)	(212,897)	(246,679)	(1,770,621)
Net decrease	(23,482)	(178,920)	(4,459)	(34,601)
Class C shares
Subscriptions	611,845	4,678,342	729,676	5,240,068
Fund merger	—	—	1,427,288	10,231,939
Distributions reinvested	38,516	294,878	77,748	554,405
Redemptions	(568,747)	(4,327,434)	(1,141,948)	(8,086,535)
Net increase	81,614	645,786	1,092,764	7,939,877
Class Z shares
Subscriptions	808,039	6,155,832	1,491,393	10,704,560
Distributions reinvested	12,969	99,313	83,244	587,566
Redemptions	(883,086)	(6,762,036)	(3,570,650)	(25,198,519)
Net decrease	(62,078)	(506,891)	(1,996,013)	(13,906,393)
Total net increase (decrease)	(236,319)	(1,685,840)	20,354,216	146,724,185

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights – Columbia California Tax-Exempt Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$7.38		$7.64		$7.30		$6.71		$7.55		$7.74
Income from investment operations:
Net investment income	0.15		0.31		0.32		0.31		0.30		0.30
Net realized and unrealized gain (loss)	0.40		(0.12)		0.36		0.59		(0.79)		(0.16)
Total from investment operations	0.55		0.19		0.68		0.90		(0.49)		0.14
Less distributions to shareholders from:
Net investment income	(0.15)		(0.31)		(0.32)		(0.30)		(0.31)		(0.30)
Net realized gains	—		(0.14)		(0.02)		(0.01)		(0.04)		(0.03)
Total distributions to shareholders	(0.15)		(0.45)		(0.34)		(0.31)		(0.35)		(0.33)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$7.78		$7.38		$7.64		$7.30		$6.71		$7.55
Total return	7.54%		2.84%		9.52%		13.76%		(6.80%)		1.86%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.87	%(c)	0.92%		0.87%		0.86%		0.85%		0.86%
Net expenses after fees waived or expenses reimbursed(d)	0.79	%(c)	0.81	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)	0.83	%(e)
Net investment income	4.03	%(c)	4.30	%(e)	4.25	%(e)	4.38	%(e)	4.14	%(e)	3.99	%(e)
Supplemental data
Net assets, end of period (in thousands)	$427,749		$407,479		$259,552		$265,594		$263,220		$281,254
Portfolio turnover	10%		28%		12%		14%		12%		12%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Financial Highlights (continued) – Columbia California Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$7.38		$7.64		$7.30		$6.71		$7.55		$7.74
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.26		0.25		0.25
Net realized and unrealized gain (loss)	0.40		(0.12)		0.36		0.59		(0.80)		(0.17)
Total from investment operations	0.52		0.13		0.62		0.85		(0.55)		0.08
Less distributions to shareholders from:
Net investment income	(0.12)		(0.25)		(0.26)		(0.25)		(0.25)		(0.24)
Net realized gains	—		(0.14)		(0.02)		(0.01)		(0.04)		(0.03)
Total distributions to shareholders	(0.12)		(0.39)		(0.28)		(0.26)		(0.29)		(0.27)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$7.78		$7.38		$7.64		$7.30		$6.71		$7.55
Total return	7.14%		2.06%		8.71%		12.92%		(7.49%)		1.10%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.62	%(c)	1.68%		1.62%		1.61%		1.60%		1.61%
Net expenses after fees waived or expenses reimbursed(d)	1.54	%(c)	1.58	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)	1.58	%(e)
Net investment income	3.29	%(c)	3.53	%(e)	3.52	%(e)	3.65	%(e)	3.38	%(e)	3.25	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,915		$1,989		$2,095		$5,377		$9,740		$16,123
Portfolio turnover	10%		28%		12%		14%		12%		12%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

20

Financial Highlights (continued) – Columbia California Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$7.38		$7.64		$7.30		$6.71		$7.55		$7.74
Income from investment operations:
Net investment income	0.14		0.28		0.28		0.28		0.27		0.27
Net realized and unrealized gain (loss)	0.40		(0.13)		0.37		0.59		(0.80)		(0.16)
Total from investment operations	0.54		0.15		0.65		0.87		(0.53)		0.11
Less distributions to shareholders from:
Net investment income	(0.14)		(0.27)		(0.29)		(0.27)		(0.27)		(0.27)
Net realized gains	—		(0.14)		(0.02)		(0.01)		(0.04)		(0.03)
Total distributions to shareholders	(0.14)		(0.41)		(0.31)		(0.28)		(0.31)		(0.30)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$7.78		$7.38		$7.64		$7.30		$6.71		$7.55
Total return	7.30%		2.37%		9.03%		13.25%		(7.22%)		1.40%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.62	%(c)	1.69%		1.62%		1.61%		1.60%		1.61%
Net expenses after fees waived or expenses reimbursed(d)	1.24	%(c)	1.27	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)	1.28	%(e)
Net investment income	3.58	%(c)	3.86	%(e)	3.79	%(e)	3.91	%(e)	3.69	%(e)	3.54	%(e)
Supplemental data
Net assets, end of period (in thousands)	$41,791		$39,040		$32,080		$28,928		$21,899		$16,765
Portfolio turnover	10%		28%		12%		14%		12%		12%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

21

Financial Highlights (continued) – Columbia California Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$7.38		$7.64		$7.30		$6.71		$7.55		$7.74
Income from investment operations:
Net investment income	0.16		0.33		0.33		0.32		0.32		0.32
Net realized and unrealized gain (loss)	0.40		(0.13)		0.37		0.60		(0.80)		(0.16)
Total from investment operations	0.56		0.20		0.70		0.92		(0.48)		0.16
Less distributions to shareholders from:
Net investment income	(0.16)		(0.32)		(0.34)		(0.32)		(0.32)		(0.32)
Net realized gains	—		(0.14)		(0.02)		(0.01)		(0.04)		(0.03)
Total distributions to shareholders	(0.16)		(0.46)		(0.36)		(0.33)		(0.36)		(0.35)
Proceeds from regulatory settlement	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$7.78		$7.38		$7.64		$7.30		$6.71		$7.55
Total return	7.67%		3.05%		9.78%		14.03%		(6.57%)		2.09%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.62	%(c)	0.70%		0.63%		0.62%		0.61%		0.63%
Net expenses after fees waived or expenses reimbursed(d)	0.54	%(c)	0.59	%(e)	0.60	%(e)	0.60	%(e)	0.60	%(e)	0.60	%(e)
Net investment income	4.28	%(c)	4.57	%(e)	4.49	%(e)	4.61	%(e)	4.38	%(e)	4.23	%(e)
Supplemental data
Net assets, end of period (in thousands)	$80,235		$76,568		$94,541		$107,246		$107,591		$122,941
Portfolio turnover	10%		28%		12%		14%		12%		12%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

22

Notes to Financial Statements – Columbia California Tax-Exempt Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

23

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The Fund will not incur any registration costs upon such resale.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the

24

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus

25

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.10%
Class B	0.11
Class C	0.10
Class Z	0.10

In connection with the acquisition of Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund (see Note 9), the Fund assumed the assets and obligations of Seligman Municipal High-Yield Fund and Seligman California Municipal Quality Fund, which together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2012, the Fund's total potential future obligation over the life of the Guaranty is $83,161. The liability remaining at April 30, 2012 for non-recurring charges associated with the lease amounted to $55,285 and is included within other accrued expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $130,894 for Class A, $118 for Class B and $149 for Class C shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective March 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from

26

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Prior to March 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $501,016,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$47,025,000
Unrealized depreciation	(2,416,000)
Net unrealized appreciation	$44,609,000

The following capital loss carryforward, determined as of October 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2015	$44,686
2016	1,247,347
2017	421,820
2019	60,084
Total	$1,773,937

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

27

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $51,125,898 and $58,780,207, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

For the six months ended April 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Shareholder Concentration

At April 30, 2012, one unaffiliated shareholder account owned 25.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to

28

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 9. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource California Tax-Exempt Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund. The acquisitions were completed after shareholders of the acquired funds approved the plan on February 15, 2011.

The aggregate net assets of the Fund immediately before the acquisition were $332,108,133and the combined net assets immediately after the acquisition were $523,831,818.

The acquisitions were accomplished by a tax-free exchange of 27,173,603 shares of RiverSource California Tax-Exempt Fund valued at $131,803,028 (including unrealized depreciation of $1,951,895); 4,558,463 shares of Seligman California Municipal High-Yield Fund valued at $28,374,254 (including unrealized depreciation of $309,020) and 5,050,016 shares of Seligman California Municipal Quality Fund valued at $31,546,403 (including unrealized appreciation of $335,251).

In exchange for shares of RiverSource California Tax-Exempt Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund shares, the Fund issued the following number of shares:

	RiverSource California Tax-Exempt Fund	Seligman California Municipal High-Yield Fund	Seligman California Municipal Quality Fund
Class A	17,755,478	3,261,658	4,075,493
Class B	217,017	—	—
Class C	408,374	693,938	324,976

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource California Tax-Exempt Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund's cost of investments were carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource California Tax-Exempt Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on November 1, 2010, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended October 31, 2011, would have been approximately $23.2 million, $0.3 million, $(15.0) million and $8.5 million, respectively.

Note 10. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss

29

Columbia California Tax-Exempt Fund, April 30, 2012 (Unaudited)

from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia California Tax-Exempt Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

31

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the twenty-eighth, sixty-ninth and fourteenth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily

32

net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the second and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that

33

the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

37

Columbia California Tax-Exempt Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1010 D (6/12)

Columbia Connecticut Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	18

Board Consideration and Approval of Advisory Agreement	25

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Connecticut Intermediate Municipal Bond Fund

Average annual total return as of 04/30/12 (%)

Share class	A*		B*		C*		T		Z
Inception	11/18/02		11/18/02		11/18/02		06/26/00		08/01/94
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.10	0.70	3.71	0.71	3.89	2.89	4.15	–0.82	4.23
1-year	7.75	4.26	6.93	3.93	7.31	6.31	7.85	2.70	8.01
5-year	4.36	3.67	3.58	3.58	3.95	3.95	4.47	3.46	4.63
10-year	3.81	3.30	3.04	3.04	3.40	3.40	3.92	3.41	4.08

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year, and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+4.10%

Class A shares (without sales charge)

+4.86%

Barclays 3-15 Year Blend Municipal Bond Index[1]

Quality Breakdown2

as of 04/30/12 (%)
AAA rating	17.7
AA rating	41.9
A rating	30.6
BBB rating	4.8
Not rated	5.0

2Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia Connecticut Intermediate Municipal Bond Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	993.50	1,020.83	3.95	4.01	0.79
Class B	1,000.00	1,000.00	989.80	1,017.11	7.65	7.75	1.54
Class C	1,000.00	1,000.00	991.50	1,018.84	5.93	6.01	1.19
Class T	1,000.00	1,000.00	994.00	1,021.32	3.46	3.51	0.69
Class Z	1,000.00	1,000.00	994.70	1,022.07	2.72	2.76	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 98.3%
Disposal 0.8%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,697,612
Higher Education 10.7%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University Series 2012L
11/01/23	4.000%	2,065,000	2,311,478
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,744,259
Revenue Bonds
Connecticut College Issue
Series 2002E (NPFGC)
07/01/22	5.250%	400,000	407,396
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,481,990
07/01/22	5.000%	2,500,000	2,808,800
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,209,800
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,158,160
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,309,167
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	609,470
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	578,027
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	5,451,072
Total			23,069,619
Hospital 7.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds Health System Catholic East Series 2010
11/15/29	4.750%	3,420,000	3,693,874
Hospital for Special Care
Series 2007C (RAD)
07/01/20	5.250%	1,235,000	1,323,055
07/01/27	5.250%	750,000	768,682
Series 2007C (RAD)
07/01/17	5.250%	500,000	549,080
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	956,080
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	500,000	538,550

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
Series 2011N
07/01/20	5.000%	$1,365,000	$1,548,743
07/01/21	5.000%	1,000,000	1,128,880
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	2,013,563
07/01/20	5.000%	1,630,000	1,863,318
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,199,689
Total			16,583,514
Human Service Provider 0.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	260,000	262,231
Investor Owned 2.4%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	5,260,150
Joint Power Authority 2.4%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,244,200
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,796,481
Series 2012A
01/01/27	5.000%	1,000,000	1,154,940
Total			5,195,621
Local General Obligation 23.7%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2002A
08/15/14	5.375%	1,600,000	1,620,880
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,763,115
08/15/21	5.500%	1,125,000	1,386,968
City of Danbury Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
08/01/16	4.750%	1,270,000	1,396,644
City of Hartford Unlimited General Obligation Bonds Series 2006 (AMBAC)
07/15/22	5.000%	600,000	659,088
Series 2009A (AGM)
08/15/17	5.000%	695,000	837,489
Series 2011A
04/01/22	5.250%	1,325,000	1,615,625
04/01/23	5.250%	1,325,000	1,599,725
04/01/24	5.250%	1,325,000	1,580,195

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Unlimited General Obligation Refunding Bonds Series 2005C (NPFGC)09/01/19	5.000%	$2,085,000	$2,526,082
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,350,491
City of New Haven Unlimited General Obligation Bonds Series 2011 (AGM)
08/01/18	5.000%	820,000	959,580
Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
11/01/18	5.000%	4,260,000	5,002,433
Unrefunded Unlimited General Obligation Bonds Series 2003A (NPFGC/FGIC)
11/01/16	5.250%	1,830,000	1,969,867
City of New London Unlimited General Obligation Refunding Bonds Series 2003C (AMBAC)
02/01/17	5.000%	1,290,000	1,331,693
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,374,908
Regional School District No. 15 Limited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC)
02/01/15	5.000%	1,105,000	1,231,677
02/01/16	5.000%	1,025,000	1,177,797
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/15	5.000%	640,000	713,562
Town of Fairfield Unlimited General Obligation Refunding Bonds Series 2004
01/01/16	4.500%	1,690,000	1,798,143
Series 2008
01/01/20	5.000%	1,000,000	1,251,010
01/01/22	5.000%	500,000	635,805
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,189,615
Town of Newtown Unlimited General Obligation Refunding Bonds Series 2010
07/01/20	4.500%	1,500,000	1,828,650
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/24	4.750%	1,150,000	1,458,051
07/15/25	4.750%	1,150,000	1,458,649
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,730,468

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Town of Trumbull Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	4.000%	$575,000	$660,025
09/15/21	4.000%	600,000	679,212
Town of Watertown Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,274,194
Series 2009B
07/01/17	5.000%	2,000,000	2,401,480
Town of Weston Unlimited General Obligation Bonds Series 2004
07/15/15	5.250%	1,300,000	1,496,456
Town of Westport Unlimited General Obligation Refunding Bonds Series 2003
08/15/18	5.000%	1,200,000	1,291,152
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
06/15/15	5.000%	785,000	893,212
Total			51,143,941
Multi-Family 1.1%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/22	5.000%	1,035,000	1,119,963
06/01/23	5.000%	1,085,000	1,163,174
Total			2,283,137
Municipal Power 0.6%
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (a)
07/01/24	5.250%	1,290,000	1,406,048
Nursing Home 0.7%
Connecticut State Development Authority Revenue Bonds Alzheimer's Resource Center Project Series 2007
08/15/21	5.400%	500,000	515,720
Alzheimers Residence Center, Inc. Project Series 2007
08/15/17	5.200%	970,000	1,013,572
Total			1,529,292
Other Bond Issue 0.6%
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (a)
12/01/13	5.000%	1,300,000	1,380,041

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Pool/Bond Bank 1.1%
State of Connecticut Refunding Revenue Bonds Revolving Fund Series 2003B
10/01/15	5.000%	$1,000,000	$1,151,270
Series 2009C
10/01/18	5.000%	1,000,000	1,241,990
Total			2,393,260
Prep School 2.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds Greenwich Academy Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,395,050
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	2,144,063
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	621,180
Total			6,160,293
Refunded/Escrowed 5.9%
City of New Haven Prerefunded 11/01/12 Unlimited General Obligation Bonds Series 2002C (NPFGC)
11/01/18	5.000%	1,985,000	2,051,299
Prerefunded 11/01/13 Unlimited General Obligation Bonds
Series 2003A (FGIC)
11/01/16	5.250%	170,000	184,336
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)
07/01/22	5.250%	895,000	1,146,253
State of Connecticut Prerefunded 10/01/13 Revenue Bonds Revolving Fund Series 2003A
10/01/19	5.000%	4,290,000	4,575,371
Prerefunded 10/15/13 Unlimited General Obligation Bonds
Series 2003F (NPFGC)
10/15/20	5.250%	3,670,000	3,935,084
Special Tax Bonds
Transportation Infrastructure
Series 2003B (NPFGC/FGIC)
01/01/23	5.000%	800,000	862,288
Total			12,754,631
Retirement Communities 0.7%
Connecticut State Development Authority Revenue Bonds The Elm Park Baptist, Inc. Project Series 2003
12/01/23	5.750%	1,500,000	1,531,740
Single Family 7.4%
Connecticut Housing Finance Authority Revenue Bonds Housing Mortgage Finance Program Series 2003C-1
11/15/23	4.850%	4,000,000	4,013,960

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Single Family (cont.)
Series 2003D
11/15/15	4.400%	$2,000,000	$2,004,740
Mortgage Finance
Subordinated Series 2005D-1
05/15/17	4.100%	2,200,000	2,326,434
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,241,860
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,335,640
Total			15,922,634
Special Non Property Tax 10.1%
Puerto Rico Highway & Transportation Authority (a) Refunding Revenue Bonds Series 2005BB (AGM)
07/01/22	5.250%	1,605,000	1,857,659
Revenue Bonds
Series 2002E (AGM)
07/01/17	5.500%	1,870,000	2,123,404
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,515,553
State of Connecticut Refunding Special Tax Bonds 2nd Lien Transportation Infrastructure Series 2009-1
02/01/17	4.250%	3,000,000	3,458,490
02/01/19	5.000%	3,450,000	4,214,934
Transportation Infrastructure
Series 2004B (AMBAC)
07/01/18	5.250%	2,250,000	2,776,725
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	604,362
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	2,020,000	2,169,096
Total			21,720,223
Special Property Tax 1.5%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,921,000	3,264,627
State Appropriated 3.4%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM)
11/01/17	5.250%	1,000,000	1,205,280

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State Appropriated (cont.)
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/14	5.250%	$1,565,000	$1,586,973
University of Connecticut Revenue Bonds Series 2007A
04/01/24	4.000%	2,100,000	2,255,001
Series 2009A
02/15/23	5.000%	2,000,000	2,358,340
Total			7,405,594
State General Obligation 11.4%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/18	5.000%	1,755,000	2,089,257
06/15/19	5.000%	1,840,000	2,205,774
State of Connecticut Unlimited General Obligation Bonds Economic Recovery Series 2009A
01/01/16	5.000%	2,000,000	2,307,840
Series 2001 (AGM)
12/15/14	5.500%	1,500,000	1,696,305
Series 2003E
08/15/21	5.000%	1,000,000	1,055,720
Series 2005D (NPFGC/FGIC)
11/15/23	5.000%	4,000,000	4,548,640
Series 2008B
04/15/22	5.000%	5,415,000	6,358,076
Unlimited General Obligation Refunding Bonds Series 2005B (AMBAC)
06/01/20	5.250%	600,000	758,622
Series 2006E
12/15/20	5.000%	3,000,000	3,515,490
Total			24,535,724

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Water & Sewer 3.1%
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC)
08/01/22	5.250%	$1,370,000	$1,735,489
08/01/23	5.250%	500,000	637,450
South Central Connecticut Regional Water Authority (b) Refunding Revenue Bonds Series 2012-27
08/01/29	5.000%	2,945,000	3,385,631
South Central Connecticut Regional Water Authority (c) Revenue Bonds 18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	832,290
Total			6,590,860
Total Municipal Bonds (Cost: $195,839,392)			$212,090,792
		Shares	Value
Money Market Funds 1.4%
Dreyfus Tax-Exempt Cash Management Fund, 0.020% (d)		600,000	$600,000
JPMorgan Tax-Free Money Market Fund, 0.010% (d)		2,360,400	2,360,400
Total Money Market Funds (Cost: $2,960,400)			$2,960,400
Total Investments (Cost: $198,799,792)			$215,051,192
Other Assets & Liabilities, Net			712,060
Total Net Assets			$215,763,252

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $10,686,863 or 4.95% of net assets.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

RAD  Radian Asset Assurance, Inc.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$212,090,792	$—	$212,090,792
Total Bonds	—	212,090,792	—	212,090,792
Other
Money Market Funds	2,960,400	—	—	2,960,400
Total Other	2,960,400	—	—	2,960,400
Total	$2,960,400	$212,090,792	$—	$215,051,192

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $198,799,792)	$215,051,192
Receivable for:
Investments sold	2,096,864
Capital shares sold	108,906
Interest	2,631,967
Expense reimbursement due from Investment Manager	3,637
Prepaid expense	214
Trustees' deferred compensation plan	27,724
Total assets	219,920,504
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	3,390,873
Capital shares purchased	120,102
Dividend distributions to shareholders	537,312
Investment management fees	7,077
Distribution and service fees	753
Transfer agent fees	10,255
Administration fees	1,238
Compensation of board members	10,006
Chief compliance officer expenses	179
Other expenses	51,733
Trustees' deferred compensation plan	27,724
Total liabilities	4,157,252
Net assets applicable to outstanding capital stock	$215,763,252

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$199,181,434
Undistributed net investment income	156,916
Accumulated net realized gain	173,502
Unrealized appreciation (depreciation) on:
Investments	16,251,400
Total—representing net assets applicable to outstanding capital stock	$215,763,252
Net assets applicable to outstanding shares
Class A	$8,117,540
Class B	$249,791
Class C	$7,110,526
Class T	$15,240,708
Class Z	$185,044,687
Shares outstanding
Class A	721,716
Class B	22,210
Class C	632,182
Class T	1,355,104
Class Z	16,453,268
Net asset value per share
Class A(a)	$11.25
Class B	$11.25
Class C	$11.25
Class T(a)	$11.25
Class Z	$11.25

(a)  The maximum offering price per share for Class A is $11.63 and Class T is $11.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Class T.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Connecticut Intermediate Municipal Bond Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$145
Interest	3,955,640
Total income	3,955,785
Expenses:
Investment management fees	432,011
Distribution fees
Class B	979
Class C	27,356
Service fees
Class A	10,181
Class B	326
Class C	9,122
Shareholder service fee – Class T	11,411
Transfer agent fees
Class A	7,572
Class B	441
Class C	6,235
Class T	13,147
Class Z	159,519
Administration fees	75,602
Compensation of board members	10,719
Custodian fees	4,472
Printing and postage fees	19,666
Registration fees	40,491
Professional fees	28,858
Chief compliance officer expenses	316
Other	6,637
Total expenses	865,061
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(223,075)
Fees waived by Distributor – Class C	(12,760)
Total net expenses	629,226
Net investment income	3,326,559
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	239,061
Net realized gain	239,061
Net change in unrealized appreciation (depreciation) on:
Investments	5,365,390
Net change in unrealized appreciation	5,365,390
Net realized and unrealized gain	5,604,451
Net increase in net assets resulting from operations	$8,931,010

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Connecticut Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Operations
Net investment income	$3,326,559	$7,263,181
Net realized gain	239,061	786,239
Net change in unrealized appreciation (depreciation)	5,365,390	(2,490,968)
Net increase in net assets resulting from operations	8,931,010	5,558,452
Distributions to shareholders from:
Net investment income
Class A	(116,862)	(328,201)
Class B	(2,748)	(19,318)
Class C	(90,027)	(192,487)
Class T	(225,771)	(483,649)
Class Z	(2,885,478)	(6,200,831)
Net realized gains
Class A	(5,890)	—
Class B	(198)	—
Class C	(5,430)	—
Class T	(11,410)	—
Class Z	(138,191)	—
Total distributions to shareholders	(3,482,005)	(7,224,486)
Decrease in net assets from share transactions	(3,741,061)	(31,087,917)
Total increase (decrease) in net assets	1,707,944	(32,753,951)
Net assets at beginning of period	214,055,308	246,809,259
Net assets at end of period	$215,763,252	$214,055,308
Undistributed net investment income	$156,916	$151,243

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	113,194	1,268,266	408,591	4,360,971
Distributions reinvested	7,875	88,136	15,452	166,781
Redemptions	(229,762)	(2,556,214)	(635,052)	(6,808,731)
Net decrease	(108,693)	(1,199,812)	(211,009)	(2,280,979)
Class B shares
Subscriptions	78	869	1,027	11,102
Distributions reinvested	180	2,009	690	7,414
Redemptions(a)	(2,232)	(25,023)	(110,843)	(1,197,295)
Net decrease	(1,974)	(22,145)	(109,126)	(1,178,779)
Class C shares
Subscriptions	50,027	555,587	117,144	1,264,707
Distributions reinvested	5,154	57,676	8,502	91,935
Redemptions	(76,921)	(859,038)	(189,406)	(2,027,550)
Net decrease	(21,740)	(245,775)	(63,760)	(670,908)
Class T shares
Subscriptions	2,632	29,444	5,776	62,387
Distributions reinvested	11,882	132,928	23,969	258,920
Redemptions	(37,137)	(415,292)	(160,999)	(1,724,529)
Net decrease	(22,623)	(252,920)	(131,254)	(1,403,222)
Class Z shares
Subscriptions	949,725	10,636,516	1,156,541	12,494,637
Distributions reinvested	9,760	109,267	20,165	217,720
Redemptions	(1,137,830)	(12,766,192)	(3,575,202)	(38,266,386)
Net decrease	(178,345)	(2,020,409)	(2,398,496)	(25,554,029)
Total net decrease	(333,375)	(3,741,061)	(2,913,645)	(31,087,917)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Connecticut Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.97		$11.00		$10.69		$10.06		$10.62		$10.76
Income from investment operations:
Net investment income	0.16		0.33		0.33		0.35		0.37		0.36
Net realized and unrealized gain (loss)	0.29		(0.03)		0.31		0.63		(0.55)		(0.15)
Total from investment operations	0.45		0.30		0.64		0.98		(0.18)		0.21
Less distributions to shareholders from:
Net investment income	(0.16)		(0.33)		(0.33)		(0.35)		(0.38)		(0.35)
Net realized gains	(0.01)		—		—		—		—		—
Total distributions to shareholders	(0.17)		(0.33)		(0.33)		(0.35)		(0.38)		(0.35)
Net asset value, end of period	$11.25		$10.97		$11.00		$10.69		$10.06		$10.62
Total return	4.10%		2.83%		6.10%		9.87%		(1.80%)		2.03%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.01	%(b)	1.03%		0.94%		0.94%		0.96%		1.06%
Net expenses after fees waived or expenses reimbursed(c)	0.79	%(b)	0.79	%(d)	0.80	%(d)	0.78	%(d)	0.75	%(d)	1.06	%(d)
Net investment income	2.88	%(b)	3.09	%(d)	3.08	%(d)	3.35	%(d)	3.55	%(d)	3.35	%(d)
Supplemental data
Net assets, end of period (in thousands)	$8,118		$9,108		$11,458		$10,863		$12,115		$2,566
Portfolio turnover	7%		6%		10%		12%		4%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.97		$11.00		$10.69		$10.06		$10.62		$10.76
Income from investment operations:
Net investment income	0.12		0.25		0.25		0.28		0.30		0.28
Net realized and unrealized gain (loss)	0.29		(0.03)		0.31		0.62		(0.56)		(0.15)
Total from investment operations	0.41		0.22		0.56		0.90		(0.26)		0.13
Less distributions to shareholders from:
Net investment income	(0.12)		(0.25)		(0.25)		(0.27)		(0.30)		(0.27)
Net realized gains	(0.01)		—		—		—		—		—
Total distributions to shareholders	(0.13)		(0.25)		(0.25)		(0.27)		(0.30)		(0.27)
Net asset value, end of period	$11.25		$10.97		$11.00		$10.69		$10.06		$10.62
Total return	3.71%		2.05%		5.31%		9.05%		(2.52%)		1.27%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.91	%(b)	1.83%		1.69%		1.69%		1.71%		1.81%
Net expenses after fees waived or expenses reimbursed(c)	1.54	%(b)	1.55	%(d)	1.55	%(d)	1.53	%(d)	1.50	%(d)	1.81	%(d)
Net investment income	2.12	%(b)	2.35	%(d)	2.34	%(d)	2.62	%(d)	2.86	%(d)	2.58	%(d)
Supplemental data
Net assets, end of period (in thousands)	$250		$265		$1,467		$1,995		$2,528		$2,767
Portfolio turnover	7%		6%		10%		12%		4%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.97		$11.00		$10.69		$10.06		$10.62		$10.76
Income from investment operations:
Net investment income	0.14		0.29		0.29		0.31		0.34		0.31
Net realized and unrealized gain (loss)	0.29		(0.03)		0.31		0.63		(0.56)		(0.14)
Total from investment operations	0.43		0.26		0.60		0.94		(0.22)		0.17
Less distributions to shareholders from:
Net investment income	(0.14)		(0.29)		(0.29)		(0.31)		(0.34)		(0.31)
Net realized gains	(0.01)		—		—		—		—		—
Total distributions to shareholders	(0.15)		(0.29)		(0.29)		(0.31)		(0.34)		(0.31)
Net asset value, end of period	$11.25		$10.97		$11.00		$10.69		$10.06		$10.62
Total return	3.89%		2.41%		5.68%		9.43%		(2.18%)		1.63%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.75	%(b)	1.79%		1.69%		1.69%		1.71%		1.81%
Net expenses after fees waived or expenses reimbursed(c)	1.19	%(b)	1.19	%(d)	1.20	%(d)	1.18	%(d)	1.15	%(d)	1.46	%(d)
Net investment income	2.48	%(b)	2.68	%(d)	2.68	%(d)	2.94	%(d)	3.20	%(d)	2.93	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,111		$7,172		$7,897		$8,047		$6,203		$4,993
Portfolio turnover	7%		6%		10%		12%		4%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$10.97		$11.00		$10.69		$10.06		$10.62		$10.76
Income from investment operations:
Net investment income	0.17		0.34		0.35		0.36		0.39		0.37
Net realized and unrealized gain (loss)	0.28		(0.03)		0.30		0.63		(0.56)		(0.15)
Total from investment operations	0.45		0.31		0.65		0.99		(0.17)		0.22
Less distributions to shareholders from:
Net investment income	(0.16)		(0.34)		(0.34)		(0.36)		(0.39)		(0.36)
Net realized gains	(0.01)		—		—		—		—		—
Total distributions to shareholders	(0.17)		(0.34)		(0.34)		(0.36)		(0.39)		(0.36)
Net asset value, end of period	$11.25		$10.97		$11.00		$10.69		$10.06		$10.62
Total return	4.15%		2.93%		6.21%		9.98%		(1.68%)		2.14%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.90	%(b)	0.94%		0.84%		0.84%		0.86%		0.96%
Net expenses after fees waived or expenses reimbursed(c)	0.69	%(b)	0.69	%(d)	0.70	%(d)	0.68	%(d)	0.65	%(d)	0.96	%(d)
Net investment income	2.98	%(b)	3.18	%(d)	3.18	%(d)	3.46	%(d)	3.71	%(d)	3.43	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15,241		$15,110		$16,603		$16,889		$17,461		$19,753
Portfolio turnover	7%		6%		10%		12%		4%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Connecticut Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.97		$11.00		$10.69		$10.06		$10.62		$10.76
Income from investment operations:
Net investment income	0.17		0.36		0.36		0.38		0.41		0.38
Net realized and unrealized gain (loss)	0.29		(0.03)		0.31		0.63		(0.56)		(0.14)
Total from investment operations	0.46		0.33		0.67		1.01		(0.15)		0.24
Less distributions to shareholders from:
Net investment income	(0.17)		(0.36)		(0.36)		(0.38)		(0.41)		(0.38)
Net realized gains	(0.01)		—		—		—		—		—
Total distributions to shareholders	(0.18)		(0.36)		(0.36)		(0.38)		(0.41)		(0.38)
Net asset value, end of period	$11.25		$10.97		$11.00		$10.69		$10.06		$10.62
Total return	4.23%		3.08%		6.37%		10.14%		(1.53%)		2.29%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.75	%(b)	0.79%		0.69%		0.69%		0.71%		0.81%
Net expenses after fees waived or expenses reimbursed(c)	0.54	%(b)	0.54	%(d)	0.55	%(d)	0.53	%(d)	0.50	%(d)	0.81	%(d)
Net investment income	3.13	%(b)	3.33	%(d)	3.33	%(d)	3.60	%(d)	3.86	%(d)	3.58	%(d)
Supplemental data
Net assets, end of period (in thousands)	$185,045		$182,400		$209,384		$200,830		$169,072		$138,817
Portfolio turnover	7%		6%		10%		12%		4%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Notes to Financial Statements – Columbia Connecticut Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's Class Z prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the

18

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued

19

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligation of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

20

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.34
Class C	0.17
Class T	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee for the six months ended April 30, 2012 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $8,074 for Class A shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class T	0.69
Class Z	0.54

21

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $198,800,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,256,000
Unrealized depreciation	(5,000)
Net unrealized appreciation	$16,251,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $20,016,385 and $14,687,295, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

22

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

The Fund continues to earn and accrue interest and dividends on the securities loaned.

For the six months ended April 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Shareholder Concentration

At April 30, 2012, one unaffiliated shareholder account owned 84.6% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise

23

Columbia Connecticut Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

24

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Connecticut Intermediate Municipal Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

25

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the forty-ninth, sixty-seventh and eighty-fifth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily

26

net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that

27

the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

28

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Connecticut Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Connecticut Intermediate Municipal Bond Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1030 D (6/12)

Columbia Connecticut Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Board Consideration and Approval of Advisory Agreement	24

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Connecticut Tax-Exempt Fund

Average annual total return as of 04/30/12 (%)

Share class	A		B		C		Z*
Inception	11/01/91		06/08/92		08/01/97		09/27/10
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.74	0.72	5.35	0.35	5.51	4.51	5.88
1-year	12.87	7.55	12.02	7.02	12.35	11.35	12.97
5-year	5.14	4.12	4.36	4.02	4.67	4.67	5.19
10-year	4.69	4.18	3.92	3.92	4.22	4.22	4.72

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution or service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Performance for different share classes will vary based on differences in sales charges and the fees associated with each class. Please see the fund's prospectuses for details.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

The table does not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

2 The Barclays Connecticut Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued by obligors located in the state of Connecticut.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+5.74%

Class A shares (without sales charge)

+ 5.50%

Barclays Municipal Bond Index[1]

+ 3.52%

Barclays Connecticut Municipal Bond Index[2]

Quality breakdown1

as of 04/30/12 (%)
AAA rating	5.2
AA rating	23.9
A rating	48.0
BBB rating	12.9
Non-investment grade	1.6
Not rated	8.4

1Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia Connecticut Tax-Exempt Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,057.40	1,020.93	4.04	3.97	0.79
Class B	1,000.00	1,000.00	1,053.50	1,017.21	7.86	7.72	1.54
Class C	1,000.00	1,000.00	1,055.10	1,018.70	6.34	6.22	1.24
Class Z	1,000.00	1,000.00	1,058.80	1,022.18	2.76	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 98.2%
Disposal 1.9%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/28	5.375%	$1,750,000	$1,902,408
Higher Education 14.6%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Sacred Heart University Series 2012H (AGM)
07/01/27	5.000%	500,000	549,750
Revenue Bonds Connecticut College Series 2011H-1
07/01/41	5.000%	1,625,000	1,777,344
Series 2012I
07/01/31	5.000%	700,000	789,803
Connecticut College Issue Series 2002E (NPFGC)
07/01/22	5.250%	400,000	407,396
Fairfield University Series 2008N
07/01/27	4.750%	1,000,000	1,068,200
Series 2010O
07/01/40	5.000%	1,000,000	1,082,820
Quinnipiac University Series 2007I (NPFGC)
07/01/28	4.375%	1,015,000	1,048,850
Sacred Heart University Series 2011G
07/01/31	5.375%	500,000	542,715
Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	2,000,000	2,437,880
Series 2007J (NPFGC)
07/01/37	4.500%	1,500,000	1,543,815
Wesleyan University Series 2010
07/01/26	5.000%	1,000,000	1,167,170
Yale University Series 2003X-1
07/01/42	5.000%	2,000,000	2,079,380
Total			14,495,123
Hospital 16.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds Ascension Health Senior Center Series 2010
11/15/40	5.000%	2,500,000	2,689,975
Danbury Hospital Series 2006H (AMBAC)
07/01/33	4.500%	2,000,000	1,954,480
Hartford Healthcare Series 2011A
07/01/32	5.000%	500,000	536,055
Hartford Healthcare Corp. Series 2011A
07/01/41	5.000%	1,500,000	1,578,780

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
Lawrence & Memorial Hospital Series 2011S
07/01/22	5.000%	$2,510,000	$2,863,258
07/01/31	5.000%	1,425,000	1,531,148
Middlesex Hospital Series 2011N
07/01/24	5.000%	425,000	466,395
07/01/26	5.000%	900,000	980,730
Western Connecticut Health Series 2011M
07/01/41	5.375%	1,500,000	1,636,470
Western Connecticut Health Network Series 2011
07/01/29	5.000%	1,000,000	1,071,320
Yale-New Haven Hospital Series 2010M
07/01/40	5.500%	1,000,000	1,126,610
Total			16,435,221
Human Service Provider 0.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	255,000	257,188
Investor Owned 1.6%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	1,500,000	1,578,045
Joint Power Authority 2.0%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/28	5.000%	1,000,000	1,147,740
Connecticut Transmission Municipal Electric Energy Cooperative Revenue Bonds Systems Series 2012A
01/01/31	5.000%	725,000	823,716
Total			1,971,456
Local General Obligation 13.4%
City of Bridgeport Unlimited General Obligation Refunding Bonds Series 2004C (NPFGC)
08/15/19	5.500%	1,500,000	1,828,245
City of Hartford Unlimited General Obligation Bonds Series 2012A
04/01/32	5.000%	350,000	385,648
City of New Britain Unlimited General Obligation Bonds Series 1993A (NPFGC)
10/01/12	6.000%	500,000	507,460
Series 2006 (AMBAC)
04/15/21	5.000%	1,160,000	1,393,821

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
City of New Haven Unrefunded Unlimited General Obligation Bonds Series 2002B (NPFGC/FGIC)
11/01/16	5.000%	$1,000,000	$1,031,950
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/16	5.250%	1,000,000	1,188,990
Town of Cheshire Unlimited General Obligation Refunding Bonds Series 2001B
08/01/14	5.000%	1,720,000	1,897,332
Town of East Hartford Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC/FGIC)
05/01/15	5.250%	1,000,000	1,131,260
Town of Granby Unlimited General Obligation Bonds Series 2006
02/15/26	5.000%	540,000	720,527
Town of North Haven Unlimited General Obligation Bonds Series 2007
07/15/26	4.750%	1,150,000	1,463,180
Town of Suffield Unlimited General Obligation Refunding Bonds Series 2005
06/15/20	5.000%	1,400,000	1,762,740
Total			13,311,153
Multi-Family 1.8%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009
06/01/30	5.600%	1,000,000	1,081,540
Greenwich Housing Authority Revenue Bonds Housing-Greenwich Close Series 1997A
09/01/27	6.350%	750,000	730,875
Total			1,812,415
Municipal Power 1.0%
Puerto Rico Electric Power Authority Revenue Bonds Series 2010XX (a)
07/01/40	5.250%	1,000,000	1,017,870
Nursing Home 3.0%
Connecticut State Development Authority Revenue Bonds Alzheimer's Resource Center Project Series 2007
08/15/21	5.400%	500,000	515,720
08/15/27	5.500%	2,375,000	2,418,367
Total			2,934,087

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Other Bond Issue 0.6%
New Haven Parking Authority Refunding Revenue Bonds Series 2002 (AMBAC)
12/01/15	5.375%	$500,000	$539,195
Pool/Bond Bank 1.2%
State of Connecticut Revenue Bonds Revolving Fund Series 2009A
06/01/26	5.000%	1,000,000	1,196,250
Prep School 5.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Loomis Chaffe School Series 2005F (AMBAC)
07/01/25	5.250%	2,035,000	2,601,605
07/01/26	5.250%	1,045,000	1,337,767
Miss Porters School Issue Series 2006B (AMBAC)
07/01/36	5.000%	1,075,000	1,124,676
Total			5,064,048
Refunded/Escrowed 2.8%
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC)
11/01/20	5.000%	10,000	10,336
Connecticut State Health & Educational Facility Authority Revenue Bonds Brunswick School Series 2003B (NPFGC)
07/01/33	5.000%	670,000	706,649
Puerto Rico Public Finance Corp. (a) Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	450,000	603,967
Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC)
08/01/27	5.500%	1,050,000	1,409,257
Total			2,730,209
Resource Recovery 1.5%
Connecticut Resources Recovery Authority Refunding Revenue Bonds American Fuel Co. Series 2001A-II AMT (b)
11/15/15	5.500%	1,500,000	1,512,795
Single Family 1.8%
Connecticut Housing Finance Authority Revenue Bonds Housing Mortgage Finance Program Series 2003C-1
11/15/23	4.850%	1,000,000	1,003,490
Connecticut Housing Finance Authority (b) Revenue Bonds Housing Mortgage Finance Program Subordinated Series 2006A-1 AMT
11/15/36	4.875%	760,000	769,644
Total			1,773,134

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Non Property Tax 11.0%
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA-2 (a)
07/01/35	5.300%	$3,000,000	$3,067,620
Puerto Rico Infrastructure Financing Authority Revenue Bonds Capital Appreciation Series 2005A (AMBAC) (a)(c)
07/01/35	0.000%	2,000,000	491,280
Puerto Rico Sales Tax Financing Corp. (a) 1st Subordinated Revenue Bonds Series 2010C
08/01/41	5.250%	500,000	531,600
Revenue Bonds 1st Subordinated Series 2009A
08/01/37	5.750%	1,500,000	1,658,775
State of Connecticut Refunding Special Tax Bonds Transportation Infrastructure Series 2004B (AMBAC)
07/01/18	5.250%	2,000,000	2,468,200
Territory of Guam (a) Revenue Bonds Section 30 Series 2009A
12/01/34	5.750%	2,150,000	2,285,514
Series 2011A
01/01/42	5.125%	330,000	358,133
Total			10,861,122
Special Property Tax 0.8%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	750,000	834,720
State Appropriated 8.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds State Supported Child Care Series 2011
07/01/28	5.000%	1,030,000	1,133,268
07/01/29	5.000%	860,000	941,321
State of Connecticut Certificate of Participation Juvenile Training School Series 2001
12/15/25	4.750%	2,500,000	2,528,825
University of Connecticut Revenue Bonds Series 2009A
02/15/28	5.000%	500,000	570,240
Series 2010A
02/15/27	5.000%	1,500,000	1,751,115
02/15/29	5.000%	1,000,000	1,151,500
Total			8,076,269

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State General Obligation 2.6%
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10
06/15/28	5.000%	$750,000	$826,837
State of Connecticut Unlimited General Obligation Bonds Series 2001C (AGM)
12/15/15	5.500%	1,500,000	1,758,615
Total			2,585,452
Water & Sewer 6.4%
Greater New Haven Water Pollution Control Authority Revenue Bonds Series 2008A (AGM)
11/15/28	4.750%	600,000	651,540
South Central Connecticut Regional Water Authority Refunding Revenue Bonds 20th Series 2007A (NPFGC)
08/01/23	5.250%	1,000,000	1,274,900
08/01/24	5.250%	1,000,000	1,278,310
Revenue Bonds 20th Series 2005 (NPFGC)
08/01/30	5.000%	1,870,000	2,029,137
South Central Connecticut Regional Water Authority (d) Refunding Revenue Bonds Series 2012-27
08/01/33	5.000%	1,000,000	1,129,160
Total			6,363,047
Total Municipal Bonds (Cost: $90,024,991)			$97,251,207
		Shares	Value
Money Market Funds 1.6%
Dreyfus Tax-Exempt Cash Management Fund, 0.020% (e)		500,000	$500,000
JPMorgan Tax-Free Money Market Fund, 0.010% (e)		1,109,842	1,109,842
Total Money Market Funds (Cost: $1,609,842)			$1,609,842
Total Investments (Cost: $91,634,833)			$98,861,049
Other Assets & Liabilities, Net			203,401
Total Net Assets			$99,064,450

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $11,424,016 or 11.53% of net assets.

(b)  At April 30, 2012, the value of securities subject to alternative minimum tax was $2,282,439, representing 2.30% of net assets.

(c)  Zero coupon bond.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active identical assets	Level 2 other significant markets for inputs	Level 3 significant observable inputs	unobservable Total
Bonds
Municipal Bonds	$—	$97,251,207	$—	$97,251,207
Total Bonds	—	97,251,207	—	97,251,207
Other
Money Market Funds	1,609,842	—	—	1,609,842
Total Other	1,609,842	—	—	1,609,842
Total	$1,609,842	$97,251,207	$—	$98,861,049

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value (identified cost $91,634,833)	$98,861,049
Receivable for:
Capital shares sold	480,415
Interest	1,373,674
Expense reimbursement due from Investment Manager	1,867
Prepaid expense	140
Trustees' deferred compensation plan	30,350
Total assets	100,747,495
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,133,780
Capital shares purchased	176,444
Dividend distributions to shareholders	278,479
Investment management fees	3,234
Distribution and service fees	2,255
Transfer agent fees	5,898
Administration fees	566
Compensation of board members	1,463
Chief compliance officer expenses	629
Other expenses	49,947
Trustees' deferred compensation plan	30,350
Total liabilities	1,683,045
Net assets applicable to outstanding capital stock	$99,064,450

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$91,683,997
Undistributed net investment income	260,058
Accumulated net realized loss	(105,821)
Unrealized appreciation (depreciation) on:
Investments	7,226,216
Total—representing net assets applicable to outstanding capital stock	$99,064,450
Net assets applicable to outstanding shares
Class A	$73,938,956
Class B	$667,569
Class C	$12,087,895
Class Z	$12,370,030
Shares outstanding
Class A	9,148,102
Class B	82,588
Class C	1,495,414
Class Z	1,531,910
Net asset value per share
Class A(a)	$8.08
Class B	$8.08
Class C	$8.08
Class Z	$8.07

(a)  The maximum offering price per share for Class A is $8.48. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Connecticut Tax-Exempt Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$480
Interest	2,066,256
Total income	2,066,736
Expenses:
Investment management fees	193,192
Distribution fees
Class B	2,968
Class C	44,143
Service fees
Class A	91,530
Class B	989
Class C	14,727
Transfer agent fees
Class A	42,698
Class B	538
Class C	6,867
Class Z	5,867
Administration fees	33,809
Compensation of board members	9,461
Custodian fees	2,203
Printing and postage fees	25,597
Registration fees	23,437
Professional fees	19,330
Chief compliance officer expenses	584
Other	5,194
Total expenses	523,134
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,318)
Fees waived by Distributor – Class C	(17,634)
Total net expenses	397,182
Net investment income	1,669,554
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(61,377)
Net realized loss	(61,377)
Net change in unrealized appreciation (depreciation) on:
Investments	3,810,478
Net change in unrealized appreciation	3,810,478
Net realized and unrealized gain	3,749,101
Net increase in net assets resulting from operations	$5,418,655

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Connecticut Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Operations
Net investment income	$1,669,554	$3,186,103
Net realized gain (loss)	(61,377)	698,124
Net change in unrealized appreciation (depreciation)	3,810,478	(1,238,343)
Net increase in net assets resulting from operations	5,418,655	2,645,884
Distributions to shareholders from:
Net investment income
Class A	(1,275,008)	(2,683,637)
Class B	(10,810)	(50,316)
Class C	(178,656)	(369,894)
Class Z	(201,683)	(83,208)
Net realized gains
Class A	(516,241)	(594,077)
Class B	(6,489)	(19,492)
Class C	(81,732)	(98,272)
Class Z	(67,149)	(19)
Total distributions to shareholders	(2,337,768)	(3,898,915)
Increase (decrease) in net assets from share transactions	2,002,736	(210,877)
Total increase (decrease) in net assets	5,083,623	(1,463,908)
Net assets at beginning of period	93,980,827	95,444,735
Net assets at end of period	$99,064,450	$93,980,827
Undistributed net investment income	$260,058	$256,661

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Connecticut Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	232,668	1,861,882	585,007	4,472,771
Distributions reinvested	154,056	1,223,419	270,923	2,047,754
Redemptions	(473,482)	(3,790,704)	(1,740,760)	(13,109,732)
Net decrease	(86,758)	(705,403)	(884,830)	(6,589,207)
Class B shares
Subscriptions	375	2,977	3,716	28,135
Distributions reinvested	1,369	10,839	4,841	36,420
Redemptions(a)	(44,931)	(358,488)	(241,989)	(1,820,736)
Net decrease	(43,187)	(344,672)	(233,432)	(1,756,181)
Class C shares
Subscriptions	57,756	459,881	145,694	1,105,102
Distributions reinvested	21,253	168,706	36,914	279,090
Redemptions	(41,789)	(334,246)	(337,484)	(2,515,782)
Net increase (decrease)	37,220	294,341	(154,876)	(1,131,590)
Class Z shares
Subscriptions	522,726	4,223,245	1,422,522	11,074,956
Distributions reinvested	33,676	267,665	10,643	83,045
Redemptions	(215,302)	(1,732,440)	(242,669)	(1,891,900)
Net increase	341,100	2,758,470	1,190,496	9,266,101
Total net increase (decrease)	248,375	2,002,736	(82,642)	(210,877)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Connecticut Tax-Exempt Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$7.83		$7.89		$7.56		$6.95		$7.71		$7.92
Income from investment operations:
Net investment income	0.14		0.28		0.28		0.27		0.28		0.28
Net realized and unrealized gain (loss)	0.30		(0.00	)(a)	0.33		0.63		(0.68)		(0.12)
Total from investment operations	0.44		0.28		0.61		0.90		(0.40)		0.16
Less distributions to shareholders from:
Net investment income	(0.13)		(0.28)		(0.28)		(0.27)		(0.27)		(0.28)
Net realized gains	(0.06)		(0.06)		—		(0.02)		(0.09)		(0.09)
Total distributions to shareholders	(0.19)		(0.34)		(0.28)		(0.29)		(0.36)		(0.37)
Net asset value, end of period	$8.08		$7.83		$7.89		$7.56		$6.95		$7.71
Total return	5.74%		3.85%		8.14%		13.18%		(5.36%)		2.03%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.02	%(c)	1.07%		1.05%		1.01%		0.99%		0.97%
Net expenses after fees waived or expenses reimbursed(d)	0.79	%(c)	0.81	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)
Net investment income	3.49	%(c)	3.74	%(e)	3.57	%(e)	3.67	%(e)	3.73	%(e)	3.61	%(e)
Supplemental data
Net assets, end of period (in thousands)	$73,939		$72,272		$79,875		$75,465		$67,265		$84,351
Portfolio turnover	8%		24%		17%		7%		10%		14%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Connecticut Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$7.83		$7.89		$7.56		$6.95		$7.71		$7.92
Income from investment operations:
Net investment income	0.11		0.23		0.22		0.21		0.22		0.22
Net realized and unrealized gain (loss)	0.30		(0.00	)(a)	0.33		0.63		(0.67)		(0.12)
Total from investment operations	0.41		0.23		0.55		0.84		(0.45)		0.10
Less distributions to shareholders from:
Net investment income	(0.10)		(0.23)		(0.22)		(0.21)		(0.22)		(0.22)
Net realized gains	(0.06)		(0.06)		—		(0.02)		(0.09)		(0.09)
Total distributions to shareholders	(0.16)		(0.29)		(0.22)		(0.23)		(0.31)		(0.31)
Net asset value, end of period	$8.08		$7.83		$7.89		$7.56		$6.95		$7.71
Total return	5.35%		3.07%		7.34%		12.34%		(6.07%)		1.27%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.79	%(c)	1.83%		1.80%		1.76%		1.74%		1.72%
Net expenses after fees waived or expenses reimbursed(d)	1.54	%(c)	1.57	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)
Net investment income	2.75	%(c)	3.00	%(e)	2.85	%(e)	2.94	%(e)	2.98	%(e)	2.86	%(e)
Supplemental data
Net assets, end of period (in thousands)	$668		$984		$2,835		$6,871		$10,860		$17,026
Portfolio turnover	8%		24%		17%		7%		10%		14%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Connecticut Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$7.83		$7.89		$7.56		$6.95		$7.71		$7.92
Income from investment operations:
Net investment income	0.12		0.25		0.24		0.24		0.25		0.24
Net realized and unrealized gain (loss)	0.31		(0.00	)(a)	0.33		0.63		(0.68)		(0.12)
Total from investment operations	0.43		0.25		0.57		0.87		(0.43)		0.12
Less distributions to shareholders from:
Net investment income	(0.12)		(0.25)		(0.24)		(0.24)		(0.24)		(0.24)
Net realized gains	(0.06)		(0.06)		—		(0.02)		(0.09)		(0.09)
Total distributions to shareholders	(0.18)		(0.31)		(0.24)		(0.26)		(0.33)		(0.33)
Net asset value, end of period	$8.08		$7.83		$7.89		$7.56		$6.95		$7.71
Total return	5.51%		3.37%		7.66%		12.67%		(5.79%)		1.57%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.77	%(c)	1.82%		1.80%		1.76%		1.74%		1.72%
Net expenses after fees waived or expenses reimbursed(d)	1.24	%(c)	1.26	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)
Net investment income	3.04	%(c)	3.29	%(e)	3.12	%(e)	3.22	%(e)	3.28	%(e)	3.16	%(e)
Supplemental data
Net assets, end of period (in thousands)	$12,088		$11,413		$12,732		$12,311		$11,565		$12,890
Portfolio turnover	8%		24%		17%		7%		10%		14%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Connecticut Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010(a)
Class Z
Per share data
Net asset value, beginning of period	$7.82		$7.89		$7.98
Income from investment operations:
Net investment income	0.15		0.30		0.03
Net realized and unrealized gain (loss)	0.30		(0.01)		(0.09)
Total from investment operations	0.45		0.29		(0.06)
Less distributions to shareholders from:
Net investment income	(0.14)		(0.30)		(0.03)
Net realized gains	(0.06)		(0.06)		—
Total distributions to shareholders	(0.20)		(0.36)		(0.03)
Net asset value, end of period	$8.07		$7.82		$7.89
Total return	5.88%		3.94%		(0.79%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75	%(c)	0.82%		0.81	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.54	%(c)	0.54	%(e)	0.60	%(c)(e)
Net investment income	3.74	%(c)	3.90	%(e)	3.70	%(c)(e)
Supplemental data
Net assets, end of period (in thousands)	$12,370		$9,311		$2
Portfolio turnover	8%		24%		17%

Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to October 31, 2010.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Connecticut Tax-Exempt Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia Connecticut Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

17

Columbia Connecticut Tax-Exempt Fund, April 30, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

18

Columbia Connecticut Tax-Exempt Fund, April 30, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.14
Class C	0.12
Class Z	0.11

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

19

Columbia Connecticut Tax-Exempt Fund, April 30, 2012 (Unaudited)

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $21,068 for Class A, $469 for Class B and $246 for Class C shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective March 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Prior to March 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.55

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

20

Columbia Connecticut Tax-Exempt Fund, April 30, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $91,635,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,469,000
Unrealized depreciation	(243,000)
Net unrealized appreciation	$7,226,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $9,679,419 and $7,400,283, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

For the six months ended April 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Shareholder Concentration

At April 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 33.9% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility

21

Columbia Connecticut Tax-Exempt Fund, April 30, 2012 (Unaudited)

agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we

22

Columbia Connecticut Tax-Exempt Fund, April 30, 2012 (Unaudited)

believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

23

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Connecticut Tax-Exempt Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of

24

other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the first, ninety-ninth and first percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total

25

expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the

26

engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Connecticut Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Connecticut Tax-Exempt Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1015 D (6/12)

Columbia Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	30

Notes to Financial Statements	35

Board Consideration and Approval of Advisory Agreement	43

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Intermediate Municipal Bond Fund

Average annual total return as of 04/30/12 (%)

Share class	A*		B*		C*		T		Z
Inception	11/25/02		11/25/02		11/25/02		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month
(cumulative)	4.92	1.55	4.58	1.58	4.81	3.81	4.94	–0.07	5.01
1-year	9.39	5.80	8.67	5.67	9.16	8.16	9.44	4.28	9.64
5-year	4.81	4.11	4.13	4.13	4.60	4.60	4.86	3.86	5.03
10-year	4.23	3.72	3.55	3.55	4.02	4.02	4.28	3.77	4.44

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year, and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

1 The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+4.92%

Class A shares (without sales charge)

+4.86%

Barclays 3-15 Year Blend Municipal Bond Index[1]

Quality breakdown2

as of 04/30/12 (%)
AAA rating	7.3
AA rating	41.8
A rating	32.1
BBB rating	13.5
Non-investment grade	0.8
Not rated	4.5

2Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

Fund Expense Example – Columbia Intermediate Municipal Bond Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.20	1,021.24	3.78	3.73	0.74
Class B	1,000.00	1,000.00	1,045.80	1,018.00	7.09	6.99	1.39
Class C	1,000.00	1,000.00	1,048.10	1,020.24	4.80	4.73	0.94
Class T	1,000.00	1,000.00	1,049.40	1,021.49	3.53	3.48	0.69
Class Z	1,000.00	1,000.00	1,050.10	1,022.24	2.76	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

Portfolio of Investments – Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 96.7%
Alabama 0.5%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/19	5.000%	$1,750,000	$2,075,657
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	10,000,000	12,256,500
Total			14,332,157
Alaska 1.2%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B
01/01/21	5.000%	19,460,000	22,865,500
BP Pipelines, Inc. Project Series 2001
01/01/18	5.000%	8,000,000	9,322,080
Total			32,187,580
Arizona 1.6%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,436,750
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998
07/01/18	5.500%	4,760,000	5,876,268
Maricopa County High School District No. 210-Phoenix Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
07/01/15	5.000%	6,300,000	7,128,513
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,952,550
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D
05/01/29	6.000%	10,000,000	10,850,800
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,183,670
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,881,250
Total			43,309,801
Arkansas 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	4,600,000	4,766,980

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
California 12.4%
California Health Facilities Financing Authority Revenue Bonds Catholic Healthcare West Series 2009F
07/01/27	5.000%	$3,000,000	$3,225,900
St. Joseph Health System Series 2009B
07/01/18	5.000%	10,445,000	12,405,004
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,218,640
California State Department of Water Resources Revenue Bonds Power Supply Series 2008H
05/01/21	5.000%	5,000,000	5,877,600
05/01/22	5.000%	500,000	583,435
California State Public Works Board Refunding Revenue Bonds Department of Corrections and Rehab Series 2006F (NPFGC/FGIC)
11/01/18	5.250%	4,000,000	4,680,760
Revenue Bonds Department of Corrections Series 2003C
06/01/18	5.500%	1,500,000	1,621,575
Department of Mental Health Coalinga Series 2004A-A
06/01/19	5.500%	2,000,000	2,168,200
Various Capital Projects Series 2011A
10/01/22	5.250%	3,395,000	3,948,962
Series 2012A
04/01/28	5.000%	10,000,000	10,820,400
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,709,200
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	12,500,000	13,134,500
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,730,950
City of Vernon Revenue Bonds Series 2009A
08/01/21	5.125%	10,435,000	11,554,571
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	1,000,000	1,115,420

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
California (cont.)
County of San Bernardino Refunding Certificate of Participation Justice Center/Airport Improvements Series 2002A (NPFGC)
07/01/15	5.000%	$1,000,000	$1,068,750
Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds Proposition A 1st Tier Senior Series 2003A (AGM)
07/01/17	5.000%	6,280,000	6,627,347
07/01/18	5.000%	7,700,000	8,125,887
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,294,022
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (a)
08/01/24	0.000%	5,000,000	2,694,750
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,789,608
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	16,209,260
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/16	5.000%	10,000,000	11,545,100
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	3,795,000	3,852,608
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,163,830
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (a)
09/01/31	0.000%	28,000,000	10,634,400
Sacramento Municipal Utility District Refunding Revenue Bonds Series 2005 (AMBAC)
07/01/14	5.250%	6,680,000	7,136,244
Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,407,574

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
California (cont.)
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	$5,000,000	$5,590,550
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (a)
01/01/25	0.000%	22,405,000	16,030,554
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (a)
09/01/20	0.000%	9,310,000	7,301,181
Southern California Public Power Authority Revenue Bonds Project No. 1 Series 2007A
11/01/22	5.250%	2,500,000	2,714,150
Windy Point/Flats Project 1 Series 2010
07/01/28	5.000%	10,000,000	11,392,500
Windy Point/Windy Flats Project Series 2010-1
07/01/30	5.000%	15,875,000	17,865,725
State of California Prerefunded 02/01/14 Unlimited General Obligation Bonds Series 2004
02/01/20	5.000%	130,000	140,752
Unlimited General Obligation Bonds Various Purpose Series 2011
10/01/19	5.000%	12,000,000	14,447,640
Unlimited General Obligation Bonds Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,182,950
Series 2004A (NPFGC)
07/01/15	5.000%	5,000,000	5,478,000
Various Purpose Series 2003
11/01/18	5.250%	1,000,000	1,071,070
Series 2009
04/01/22	5.250%	1,000,000	1,163,020
10/01/22	5.250%	25,000,000	29,250,500
Series 2010
03/01/25	5.000%	1,000,000	1,120,900
Unlimited General Obligation Refunding Bonds Series 2005
03/01/17	5.000%	10,000,000	11,351,100
Series 2009A
07/01/20	5.000%	12,500,000	15,080,875
07/01/21	5.250%	1,000,000	1,213,060
Unrefunded Unlimited General Obligation Bonds Series 2004
02/01/20	5.000%	620,000	663,704
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC) (a)
08/01/20	0.000%	7,285,000	5,413,702
Total			331,816,430

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Colorado 1.8%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	$440,000	$398,838
Colorado Department of Transportation Refunding Revenue Bonds Transportation RAN Series 2002B (NPFGC)
06/15/14	5.500%	3,000,000	3,321,660
06/15/15	5.500%	1,000,000	1,152,000
Colorado Health Facilities Authority Revenue Bonds Catholic Health Initiatives Series 2008D-3
10/01/38	5.500%	5,000,000	5,777,100
Covenant Retirement Communities, Inc. Series 2005
12/01/18	5.000%	1,000,000	1,040,080
Evangelical Lutheran Series 2005
06/01/23	5.250%	500,000	526,195
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,084,996
E-470 Public Highway Authority (a) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC)
09/01/12	0.000%	5,525,000	5,489,364
Senior Series 2000B (NPFGC)
09/01/18	0.000%	1,500,000	1,226,145
North Range Metropolitan District No. 1 Limited General Obligation Refunding Bonds Series 2007 (ACA)
12/15/15	5.000%	365,000	356,247
12/15/17	5.000%	350,000	333,746
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	561,438
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	4,000,000	4,794,080
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	11,177,300
Total			48,239,189
Connecticut 0.7%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	3,615,000	3,803,089

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University Series 2012L
11/01/23	4.000%	$4,000,000	$4,477,440
Revenue Bonds Trinity College Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,218,940
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	7,233,000	8,083,890
Total			17,583,359
District of Columbia 1.1%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,150,550
Metropolitan Washington Airports Authority Revenue Bonds Series 2009C
10/01/25	5.250%	8,920,000	10,111,623
Metropolitan Washington Airports Authority (a) Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)
10/01/24	0.000%	20,980,000	11,969,719
10/01/25	0.000%	7,500,000	3,977,325
10/01/26	0.000%	5,000,000	2,494,800
Metropolitan Washington Airports Authority (b) Refunding Revenue Bonds Series 2007A (AMBAC) AMT
10/01/22	4.750%	750,000	813,345
Total			30,517,362
Florida 8.5%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	1,910,000	859,385
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,244,340
City of Hollywood Water & Sewer Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/17	5.000%	1,070,000	1,129,856
City of Jacksonville Improvement Refunding Revenue Bonds Series 2002 (NPFGC/FGIC)
10/01/18	5.375%	3,450,000	3,507,650
10/01/19	5.375%	3,720,000	3,782,161
Revenue Bonds Better Jacksonville Series 2003 (NPFGC)
10/01/19	5.250%	1,080,000	1,154,218

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Florida (cont.)
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008 (d)
01/01/19	5.875%	$1,875,000	$2,024,231
City of Tallahassee Refunding Revenue Bonds Series 2001 (NPFGC/FGIC)
10/01/14	5.500%	1,330,000	1,483,056
10/01/17	5.500%	1,900,000	2,316,043
10/01/18	5.500%	1,000,000	1,238,390
City of Tampa Revenue Bonds Health System Catholic Health East Series 1998A (NPFGC)
11/15/13	5.500%	6,080,000	6,462,189
11/15/14	5.500%	6,000,000	6,585,360
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,783,200
County of Escambia Refunding Revenue Bonds Series 2003A
04/01/15	4.700%	500,000	539,790
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	6,000,000	6,910,860
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	20,000,000	24,913,200
County of Miami-Dade Revenue Bonds Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,635,197
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,769,389
County of Osceola Improvement Refunding Revenue Bonds Osceola Parkway Project Series 2004 (NPFGC)
04/01/18	5.000%	1,000,000	1,076,550
County of Palm Beach Refunding Revenue Bonds Series 2004
08/01/17	5.000%	1,000,000	1,089,220
Flagler County School District Certificate of Participation Series 2005A (AGM)
08/01/18	5.000%	2,320,000	2,524,299
Florida Governmental Utility Authority Revenue Bonds Lehigh Utility System Series 2003 (AMBAC)
10/01/17	5.000%	1,180,000	1,230,374

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Florida (cont.)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	$15,000,000	$16,291,050
Florida Municipal Loan Council Revenue Bonds Series 2005A (NPFGC)
02/01/19	5.000%	1,015,000	1,069,881
Florida Municipal Power Agency Refunding Revenue Bonds Stanton II Project Series 2002 (AMBAC)
10/01/21	5.500%	1,850,000	1,879,508
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC)
09/01/21	5.000%	3,000,000	3,402,930
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A
10/01/18	5.000%	1,000,000	1,035,620
Revenue Bonds H. Lee Moffitt Cancer Project Series 2002B (AMBAC)
09/01/15	5.500%	2,335,000	2,363,113
Tampa Electric Series 2007
05/15/18	5.650%	3,425,000	3,988,241
Series 2007B
09/01/25	5.150%	2,000,000	2,111,520
Hillsborough County School Board Certificate of Participation Master Lease Program Series 1998A (NPFGC)
07/01/14	5.500%	2,000,000	2,177,040
JEA Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC)
10/01/19	5.000%	1,000,000	1,112,960
Kissimmee Utility Authority Improvement Refunding Revenue Bonds Series 2003 (AGM)
10/01/15	5.250%	2,235,000	2,368,206
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,750,680
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,690,392
Oakmont Grove Community Development District Special Assessment Bonds Series 2007B (c)(e)
05/01/12	5.250%	2,000,000	700,080

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Florida (cont.)
Orange County Health Facilities Authority Refunding Revenue Bonds Health Care-Orlando Lutheran Series 2005
07/01/13	5.000%	$2,265,000	$2,279,156
Revenue Bonds Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,538,114
Unrefunded Revenue Bonds Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,908,471
Orange County School Board Certificate of Participation Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,123,480
Orange County School Board (f) Certificate of Participation Series 2012B
08/01/26	5.000%	6,400,000	7,347,392
Orlando Utilities Commission Refunding Revenue Bonds Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	1,590,000	1,846,562
Revenue Bonds Series 2005B
10/01/24	5.000%	3,000,000	3,336,990
Reedy Creek Improvement District Limited General Obligation Bonds Series 2004A (NPFGC)
06/01/17	5.000%	1,000,000	1,061,810
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,117,240
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (d)(g)
10/01/22	5.750%	9,530,000	10,085,123
State of Florida Refunding Revenue Bonds Environmental Protection-Preservation 2000 Series 1998A (AGM)
07/01/13	6.000%	10,000,000	10,657,500
Unlimited General Obligation Refunding Bonds Public Education Series 2005C
06/01/13	5.000%	11,830,000	12,437,707
Series 2005B
01/01/14	5.000%	17,395,000	18,737,198
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(e)
11/01/10	5.500%	150,000	105,044
Sweetwater Creek Community Development District (c)(e) Special Assessment Bonds Series 2007B-1
05/01/17	5.300%	4,405,000	1,542,851
Series 2007B-2
05/01/13	5.125%	2,550,000	892,832

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Florida (cont.)
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
10/01/19	5.500%	$1,500,000	$1,892,505
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/15	5.750%	1,825,000	1,910,410
10/01/20	5.750%	1,000,000	1,107,950
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	1,000,000	1,015,360
Waterset North Community Development District Special Assessment Bonds Series 2007B
11/01/15	6.550%	10,000,000	8,079,500
Total			226,223,374
Georgia 1.0%
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/18	5.500%	15,305,000	18,695,057
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,508,900
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	1,000,000	1,222,030
State of Georgia Unlimited General Obligation Bonds Series 2007G
12/01/17	5.000%	500,000	611,495
Total			26,037,482
Hawaii 0.5%
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,505,153
Illinois 4.1%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,313,077
Series 2005A (AMBAC)
12/01/22	5.500%	5,000,000	6,114,700
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A
06/01/16	5.000%	2,500,000	2,787,825
Series 2011
12/01/29	5.250%	4,000,000	4,541,360

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Illinois (cont.)
City of Chicago O'Hare International Airport Refunding Revenue Bonds General Airport 3rd Lien Series 2005B (NPFGC)
01/01/17	5.250%	$10,000,000	$11,670,100
City of Chicago Limited General Obligation Refunding Bonds Emergency Telephone System Series 1999 (NPFGC/FGIC)
01/01/18	5.250%	7,540,000	8,724,383
Revenue Bonds Asphalt Operating Services- Recovery Zone Facility Series 2010
12/01/18	6.125%	3,930,000	4,169,809
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	14,081,280
Illinois Finance Authority Refunding Revenue Bonds DePaul University Series 2004A
10/01/17	5.375%	1,000,000	1,174,360
10/01/18	5.375%	2,000,000	2,381,080
Illinois Finance Authority (c)(e) Revenue Bonds Monarch Landing, Inc. Facility Series 2007A
12/01/13	5.500%	1,855,578	19
12/01/17	6.000%	3,027,967	30
Sedgebrook, Inc. Facility Series 2007A
11/15/12	5.500%	500,000	5
11/15/16	5.400%	1,648,203	16
11/15/22	5.875%	6,090,550	61
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,284,200
Kendall & Kane Counties Community Unit School District No. 115 (a) Unlimited General Obligation Bonds Capital Appreciation Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	568,188
Unrefunded Unlimited General Obligation Bonds Capital Appreciation Series 2002 (NPFGC/FGIC)
01/01/17	0.000%	3,050,000	2,710,901
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/19	5.000%	5,000,000	5,617,000
06/01/21	5.250%	12,000,000	13,638,000
State of Illinois Revenue Bonds 2nd Series 2002 (NPFGC/FGIC)
06/15/15	5.500%	1,000,000	1,146,130

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Illinois (cont.)
Unlimited General Obligation Bonds Series 2004 (AMBAC)
11/01/18	5.000%	$10,650,000	$11,548,540
Series 2005 (AGM)
09/01/17	5.000%	5,000,000	5,512,300
State of Illinois (a) Revenue Bonds Capital Appreciation-Civic Center Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	4,666,730
Total			109,650,094
Indiana 1.4%
Indiana Finance Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/24	5.000%	1,000,000	1,058,460
Indiana Power & Light Co. Series 2009B
01/01/16	4.900%	11,000,000	12,094,280
Revenue Bonds 1st Lien-CWA Authority Series 2011A
10/01/25	5.250%	1,750,000	2,075,710
2nd Lien-CWA Authority Series 2011B
10/01/23	5.250%	7,035,000	8,394,092
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	10,640,000	10,914,405
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	1,470,000	1,676,153
Purdue University Revenue Bonds Student Facilities System Series 2009A
07/01/21	5.000%	200,000	239,908
Total			36,453,008
Iowa 0.3%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	834,974
Iowa Finance Authority Refunding Revenue Bonds Development-Care Initiatives Project Series 2006A
07/01/18	5.250%	2,695,000	2,748,307
Revenue Bonds Iowa State Revolving Fund Series 2008
08/01/20	5.250%	500,000	621,965

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Iowa (cont.)
Iowa Student Loan Liquidity Corp. Revenue Bonds Series 2009-3
12/01/24	5.250%	$4,595,000	$4,740,983
Total			8,946,229
Kansas 1.8%
City of Lenexa Improvement Refunding Revenue Bonds Series 2007
05/15/22	5.250%	2,650,000	2,542,092
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	5,882,940
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity (a)
12/01/14	0.000%	2,175,000	2,136,046
Kansas Development Finance Authority Revenue Bonds Board of Regents-Scientific Research Series 2003 (AMBAC)
10/01/19	5.000%	2,000,000	2,127,100
Kansas State Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	14,710,036
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,464,303
Washburn University Refunding Revenue Bonds Living Learning Center Project Series 2004 (AMBAC)
07/01/18	5.000%	900,000	933,939
Wyandotte County-Kansas City Unified Government Refunding Revenue Bonds Sales Tax-2nd Lien-Area B Series 2005
12/01/20	5.000%	4,375,000	4,619,912
Wyandotte County-Kansas City Unified Government (a) Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010
06/01/21	0.000%	20,125,000	13,584,174
Total			48,000,542
Kentucky 0.7%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds Series 2009A
05/15/21	5.000%	7,445,000	8,854,562
05/15/22	5.000%	7,825,000	9,211,746
Total			18,066,308

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Louisiana 0.7%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	$4,290,000	$5,158,982
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	561,490
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,743,000
Parish of Morehouse Refunding Revenue Bonds International Paper Co. Project Series 2001A
11/15/13	5.250%	8,525,000	8,998,905
Total			19,462,377
Maryland 0.2%
Maryland State Department of Transportation Revenue Bonds Series 2002
02/01/15	5.500%	3,750,000	4,273,913
Massachusetts 4.9%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002C (NPFGC/FGIC)
11/01/14	5.500%	2,000,000	2,252,840
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	8,150,675
Limited General Obligation Refunding Bonds Series 2003D
10/01/17	5.500%	5,000,000	6,177,450
Revenue Bonds Consolidated Loan Series 2005A (AGM)
06/01/16	5.500%	13,615,000	16,204,709
Unlimited General Obligation Bonds Consolidated Loan Series 1998C
08/01/17	5.250%	1,775,000	2,160,370
Unlimited General Obligation Refunding Bonds Series 2004C (AGM)
12/01/16	5.500%	10,000,000	12,108,700
Commonwealth of Massachusetts (h) Limited General Obligation Refunding Bonds Series 2007A
11/01/25	0.862%	10,000,000	8,827,200
Unlimited General Obligation Bonds Series 2010A
02/01/14	0.780%	2,000,000	2,001,220
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1991 (NPFGC)
03/01/21	7.000%	5,285,000	7,031,904

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts (cont.)
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	$815,000	$808,113
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010B AMT (b)
01/01/23	5.500%	435,000	472,915
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston College Series 2008M-1
06/01/24	5.500%	2,670,000	3,446,730
Caregroup Series 2008E-2
07/01/20	5.375%	9,720,000	11,332,353
07/01/22	5.375%	13,345,000	15,283,094
Harvard University Series 2009A
11/15/19	5.250%	1,000,000	1,251,070
Massachusetts Institute of Technology Series 2009O
07/01/26	5.000%	500,000	578,950
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM)
07/01/17	5.000%	8,500,000	10,004,415
Revenue Bonds Series 2010A
07/01/25	5.000%	1,500,000	1,740,030
Massachusetts State Water Pollution Abatement Refunding Revenue Bonds Pool Program Series 2004A
08/01/17	5.250%	2,920,000	3,571,569
Revenue Bonds MWRA Program Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,285,200
State Revolving Fund Series 2009-14
08/01/24	5.000%	12,530,000	15,287,352
Total			131,976,859
Michigan 2.4%
City of Detroit Sewage Disposal System Prerefunded 07/01/13 Revenue Bonds Senior Lien Series 2003A (AGM)
07/01/14	5.000%	7,180,000	7,571,884
Unrefunded Revenue Bonds Senior Lien Series 2003A (AGM)
07/01/14	5.000%	2,820,000	2,929,585

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Michigan (cont.)
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	$2,000,000	$2,453,460
Series 2003B (FGIC) (Qualified School Bond Loan Fund)
05/01/14	5.250%	6,335,000	6,651,180
Dickinson County Economic Development Corp. Refunding Revenue Bonds International Paper Company Projects Series 2004A
11/01/18	4.800%	6,750,000	7,057,462
Michigan Public Power Agency Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC)
01/01/16	5.250%	1,000,000	1,144,170
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2003I (AGM)
10/15/14	5.250%	10,000,000	10,667,900
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,627,000
State of Michigan Trunk Line Refunding Revenue Bonds Series 1998A
11/01/16	5.500%	2,000,000	2,391,400
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	6,154,284
Revenue Bonds Series 2011
11/15/27	5.000%	1,000,000	1,163,970
11/15/28	5.000%	1,000,000	1,154,990
11/15/29	5.000%	1,205,000	1,383,183
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,455,875
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (b)
12/01/19	4.750%	750,000	802,148
Total			63,608,491
Minnesota 0.6%
City of Becker Revenue Bonds Northern States Power Series 1993A
09/01/19	8.500%	11,085,000	11,459,340
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/17	5.000%	1,000,000	989,220

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Minnesota (cont.)
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	$1,000,000	$1,146,330
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	836,288
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	500,000	530,445
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	626,380
Total			15,588,003
Missouri 1.1%
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	500,000	512,935
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,457,850
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010C-2
11/15/15	7.000%	500,000	501,360
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,200,340
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	1,000,000	1,129,480
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	9,183,095
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University Series 1998
10/01/16	5.500%	1,000,000	1,200,060

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Missouri (cont.)
Washington University Series 2001A
06/15/16	5.500%	$1,000,000	$1,194,510
Series 2008A
03/15/18	5.250%	1,000,000	1,235,720
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,171,500
Total			28,786,850
Nebraska 0.1%
Elkhorn School District Unlimited General Obligation Bonds Series 2009
06/15/19	5.375%	500,000	542,705
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	892,837
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	570,000	664,535
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	817,166
Total			2,917,243
Nevada 1.4%
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (d)
06/15/20	6.500%	4,745,000	4,785,000
Clark County School District Prerefunded 12/15/13 Limited General Obligation Bonds Series 2003D (NPFGC)
06/15/16	5.000%	10,760,000	11,574,425
County of Clark Airport System Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	9,099,745
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	12,017,308
Total			37,476,478
New Hampshire 1.0%
City of Manchester Refunding Revenue Bonds Series 2004 (NPFGC)
06/01/19	5.500%	4,450,000	5,637,527

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire (cont.)
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. Project Series 2001C (NPFGC)
05/01/21	5.450%	$1,500,000	$1,521,480
New Hampshire Health & Education Facilities Authority Revenue Bonds Rivermead Series 2011B-2
07/01/17	5.300%	1,895,000	1,905,745
Southern New Hampshire Medical Center Series 2007A
10/01/23	5.250%	7,000,000	7,543,130
University System Series 2009A
07/01/23	5.000%	8,370,000	9,720,499
Total			26,328,381
New Jersey 5.5%
Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008
12/15/26	5.000%	500,000	565,110
Camden County Improvement Authority Revenue Bonds County Guaranteed Series 2006A (AMBAC)
09/01/21	4.000%	1,140,000	1,206,451
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM)
01/01/16	5.750%	1,000,000	1,167,950
City of Atlantic City Unlimited General Obligation Bonds Series 2008A
02/15/18	5.500%	500,000	578,960
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A
10/01/18	4.000%	1,000,000	1,101,970
City of Summit Unlimited General Obligation Refunding Bonds Series 2001
06/01/16	5.250%	605,000	716,096
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	1,500,000	1,744,260
Cumberland County Improvement Authority Revenue Bonds Vineland Local Unit Program Series 2009A
04/15/19	4.000%	750,000	856,350
East Orange Board of Educatioin Certificate of Participation Capital Appreciation Series 1998 (AGM) (a)
02/01/18	0.000%	1,000,000	826,410

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (cont.)
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	$750,000	$946,688
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM)
04/01/20	5.000%	1,000,000	1,153,120
Flemington Raritan Regional Board of Education Unlimited General Obligation Bonds Series 2000 (NPFGC/FGIC)
02/01/15	5.700%	400,000	451,484
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC)
03/01/20	5.000%	1,205,000	1,480,571
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,434,840
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC)
01/01/19	5.250%	1,000,000	1,151,350
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
12/01/20	5.750%	1,325,000	1,737,168
Middlesex County Improvement Authority Revenue Bonds George Street Student Housing Project Series 2004A
08/15/18	5.000%	500,000	526,155
Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	815,000	500,866
New Jersey Economic Development Authority Refunding Revenue Bonds 1st Mortgage - Winchester Series 2004A
11/01/24	5.750%	400,000	410,332
New Jersey American Water Co. Series 2010A
06/01/23	4.450%	1,000,000	1,108,930
School Facilities-Construction Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	20,351,944
Series 2009AA
12/15/20	5.250%	1,000,000	1,191,880
Revenue Bonds Cigarette Tax Series 2004
06/15/15	5.375%	4,000,000	4,593,640
06/15/16	5.500%	5,500,000	6,554,680
06/15/24	5.500%	750,000	754,853
Liberty State Park Project Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,215,040

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (cont.)
MSU Student Housing Project Series 2010
06/01/21	5.000%	$1,000,000	$1,095,230
Motor Vehicle Surcharges Series 2004A (NPFGC)
07/01/17	5.250%	1,000,000	1,095,510
Newark Downtown District Management Corp. Series 2007
06/15/27	5.125%	400,000	413,900
New Jersey Economic Development Authority (a) Revenue Bonds Capital Appreciation-Motor Vehicle Surcharges Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	887,862
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	843,540
Revenue Bonds Drew University Series 2003C (NPFGC/FGIC)
07/01/20	5.250%	1,000,000	1,182,970
Montclair State University Series 2009J
07/01/19	5.000%	455,000	530,539
New Jersey Health Care Facilities Financing Authority Revenue Bonds Children's Specialized Hospital Series 2005A
07/01/18	5.000%	575,000	602,750
South Jersey Hospital Series 2006
07/01/20	5.000%	1,550,000	1,679,441
St. Josephs Healthcare System Series 2008
07/01/18	6.000%	500,000	579,310
New Jersey Higher Education Student Assistance Authority Refunding Revenue Bonds Series 2010-1A
12/01/18	4.300%	680,000	756,595
12/01/25	5.000%	1,000,000	1,080,670
Revenue Bonds Series 2010-2
12/01/18	3.750%	1,000,000	1,076,210
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	420,000	461,643
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,244,230
New Jersey Transit Corp. Certificate of Participation Federal Transit Administration Grants Series 2002A (AMBAC)
09/15/15	5.500%	7,725,000	8,735,584

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (cont.)
Subordinated Series 2005A (NPFGC/FGIC)
09/15/17	5.000%	$1,000,000	$1,131,160
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,463,800
Series 2003A (AMBAC)
12/15/15	5.500%	4,260,000	4,940,066
Series 2006A
12/15/20	5.250%	1,000,000	1,222,300
12/15/21	5.500%	680,000	846,614
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,870,206
12/15/22	5.250%	4,000,000	4,921,600
Series 2010D
12/15/23	5.250%	25,000,000	30,770,000
North Brunswick Township Board of Education Unlimited General Obligation Refunding Bonds Series 2010
07/15/18	4.000%	1,000,000	1,151,500
North Hudson Sewerage Authority Sewer Revenue Refunding Revenue Bonds Series 2006A (NPFGC)
08/01/17	5.125%	600,000	678,888
Ocean County Utilities Authority Refunding Revenue Bonds Series 2006 (NPFGC)
01/01/15	4.000%	990,000	1,075,140
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	638,355
Scotch Plains-Fanwood School District Unlimited General Obligation Refunding Bonds Series 2010
07/15/19	4.000%	845,000	982,912
South Jersey Port Corp. Revenue Bonds Marine Terminal Series 2009P-2
01/01/16	4.000%	1,150,000	1,259,158
State of New Jersey Certificate of Participation Equipment Lease Purchase Series 2008A
06/15/17	5.000%	1,565,000	1,811,503
06/15/21	5.000%	250,000	283,703
06/15/23	5.000%	1,000,000	1,118,650
Series 2009A
06/15/17	5.000%	1,000,000	1,157,510
Tobacco Settlement Financing Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003
06/01/39	6.750%	4,000,000	4,276,920
Toms River Board of Education Unlimited General Obligation Refunding Bonds Regional Schools Series 2007 (NPFGC)
01/15/20	4.500%	500,000	562,715
Total			145,755,782

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New Mexico 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	$3,000,000	$3,722,730
County of Dona Ana Improvement Refunding Revenue Bonds Subordinated Series 1998 (AMBAC)
06/01/16	5.500%	750,000	822,728
Total			4,545,458
New York 12.6%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/16	5.250%	1,750,000	2,004,170
11/15/17	5.250%	1,250,000	1,457,525
City of New York Unlimited General Obligation Bonds Series 2005D
08/01/13	5.000%	4,000,000	4,235,160
Series 2005G
08/01/20	5.000%	10,000,000	11,304,800
Series 2007D-1
12/01/21	5.000%	5,900,000	6,880,875
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,509,248
Metropolitan Transportation Authority Revenue Bonds Commuter Facilities Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,617,910
Series 2004A (NPFGC/FGIC)
11/15/16	5.250%	3,000,000	3,572,820
11/15/17	5.250%	4,000,000	4,865,760
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,803,000
11/15/21	5.000%	3,000,000	3,451,830
Series 2009A
11/15/26	5.300%	710,000	811,956
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/14	5.000%	730,000	780,925
08/01/15	5.000%	545,000	596,857
Nassau County Interim Finance Authority Refunding Revenue Bonds Sales Tax Secured Series 2003B (AMBAC)
11/15/14	5.000%	5,720,000	6,117,826
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds Catholic Health Services Series 2011
07/01/19	5.000%	6,125,000	6,939,258
07/01/20	5.000%	9,390,000	10,596,239

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New York (cont.)
New York City Industrial Development Agency Revenue Bonds Terminal One Group Association Project Series 2005 AMT (b)
01/01/21	5.500%	$500,000	$534,665
New York City Municipal Water Finance Authority Prerefunded 06/15/12 Revenue Bonds Series 2002A (AGM)
06/15/16	5.375%	10,000,000	10,064,500
New York City Transitional Finance Authority Prerefunded 02/01/14 Revenue Bonds Future Tax Secured Series 2004
02/01/18	5.250%	3,495,000	3,796,758
Revenue Bonds Future Tax Secured Series 2009A
05/01/27	5.000%	10,430,000	12,230,635
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	12,346,610
Unrefunded Revenue Bonds Future Tax Secured Series 2004
02/01/18	5.250%	5,000	5,402
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A
07/01/24	5.000%	3,500,000	4,058,495
Revenue Bonds City University System Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,250,000	1,404,800
Series 1995A (FGIC)
07/01/16	5.625%	5,000,000	5,619,200
Court Facilities Lease Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	7,209,660
Mount Sinai School of Medicine Series 2009
07/01/26	5.500%	14,635,000	16,555,258
07/01/27	5.500%	10,675,000	12,010,656
North Shore-Long Island Jewish Health Series 2009A
05/01/30	5.250%	4,750,000	5,200,538
St. Johns University Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,990,636
State University Educational Facilities 3rd General Series 2005A (NPFGC/FGIC)
05/15/17	5.500%	10,000,000	12,111,100
05/15/22	5.500%	6,730,000	8,628,196
Series 1993A
05/15/15	5.250%	5,850,000	6,451,790
Series 1993A (AGM)
05/15/15	5.250%	4,000,000	4,400,400
Upstate Community-State Supported Series 2005B (NPFGC/FGIC)
07/01/21	5.500%	6,345,000	7,996,794

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
New York (cont.)
New York State Thruway Authority Revenue Bonds 2nd General Series 2005B (AMBAC)
04/01/20	5.500%	$10,840,000	$13,790,540
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,914,700
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	1,500,000	1,726,125
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/19	5.000%	4,000,000	4,757,000
01/01/20	5.000%	10,460,000	12,265,919
Revenue Bonds State Personal Income Tax-State Facilities Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	37,605,294
Niagara County Industrial Development Agency Refunding Revenue Bonds Series 2001B AMT (b)
11/15/24	5.550%	8,000,000	8,085,840
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,111,970
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	1,250,000	1,316,900
Triborough Bridge & Tunnel Authority Revenue Bonds General Subordinated Series 2008B-1
11/15/25	5.000%	21,500,000	22,895,565
Subordinated Series 2008D
11/15/22	5.000%	10,000,000	11,569,200
Total			337,201,305
North Carolina 1.5%
Albemarle Hospital Authority Refunding Revenue Bonds Series 2007
10/01/21	5.250%	3,000,000	3,101,190
10/01/27	5.250%	3,700,000	3,638,432
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	939,736
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	1,250,000	1,447,375
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	2,033,566

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (cont.)
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2008A (AGM)
01/01/19	5.250%	$5,415,000	$6,360,026
Revenue Bonds Series 2009B
01/01/26	5.000%	17,625,000	19,639,185
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,575,000	1,658,144
State of North Carolina Unlimited General Obligation Refunding Bonds Series 2005B
04/01/17	5.000%	1,000,000	1,201,930
Total			40,019,584
Ohio 1.9%
American Municipal Power, Inc. Revenue Bonds Prairie State Energy Campus Project Series 2008A
02/15/20	5.250%	4,060,000	4,802,493
02/15/22	5.250%	9,810,000	11,381,464
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	9,112,680
County of Hamilton Sewer System Refunding Revenue Bonds Series 2005A (NPFGC)
12/01/15	5.000%	5,535,000	6,262,686
County of Miami Improvement Refunding Revenue Bonds Upper Valley Medical Center Series 2006
05/15/21	5.250%	500,000	535,270
County of Montgomery Revenue Bonds Catholic Health Initiatives Series 2008D-2
10/01/38	5.250%	8,000,000	8,545,760
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/01/19	5.250%	2,250,000	2,830,973
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/21	5.500%	2,000,000	2,531,480
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,257,337
Total			50,260,143

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Oklahoma 0.2%
Chickasaw Nation Revenue Bonds Health System Series 2007 (d)
12/01/17	5.375%	$2,965,000	$3,190,073
Cleveland County Justice Authority Revenue Bonds Detention Facility Project Series 2009A
03/01/15	5.000%	1,260,000	1,366,369
Total			4,556,442
Oregon 0.2%
Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,195,460
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/17	5.500%	2,500,000	3,049,600
Total			4,245,060
Pennsylvania 3.0%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,382,959
Commonwealth of Pennsylvania Unlimited General Obligation Refunding Bonds Series 2002
02/01/15	5.500%	3,000,000	3,413,820
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,978,520
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	11,922,200
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC) (a)
12/01/18	0.000%	1,000,000	796,330
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,304,700
Series 2002
07/01/17	5.750%	2,000,000	2,331,340
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/21	0.000%	2,210,000	1,799,515
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A
08/15/20	5.000%	3,480,000	3,791,390
08/15/21	5.125%	3,715,000	4,022,305
08/15/22	5.250%	1,965,000	2,133,538

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (cont.)
Pennsylvania Turnpike Commission Revenue Bonds Capital Appreciation Subordinated Series 2010B-2 (h)
12/01/24	0.000%	$20,000,000	$19,406,600
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	9,198,824
Total			80,482,041
Puerto Rico 1.1%
Commonwealth of Puerto Rico (g) Unlimited General Obligation Bonds Series 1997 (NPFGC)
07/01/15	6.500%	4,190,000	4,724,937
Unlimited General Obligation Public Improvement Bonds Series 2006B
07/01/16	5.250%	5,000,000	5,528,500
Unlimited General Obligation Refunding Public Improvement Bonds Series 2001A
07/01/13	5.500%	6,395,000	6,697,612
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2002KK (AGM) (g)
07/01/15	5.500%	10,000,000	11,195,700
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM) (g)
07/01/18	5.250%	2,000,000	2,258,860
Total			30,405,609
Rhode Island 3.1%
City of Cranston Unlimited General Obligation Bonds Series 2008 (AGM)
07/01/26	4.750%	900,000	984,618
07/01/27	4.750%	945,000	1,028,859
Unlimited General Obligation Refunding Bonds Series 2005 (AMBAC)
07/15/15	5.000%	2,280,000	2,576,879
Providence Housing Authority Revenue Bonds Capital Fund Series 2008
09/01/24	5.000%	565,000	633,128
09/01/26	5.000%	310,000	341,853
09/01/27	5.000%	690,000	757,744
Rhode Island Clean Water Finance Agency Revenue Bonds Revolving Fund-Pooled Loan Series 2009A
10/01/25	5.000%	720,000	873,605
Revolving Fund-Pooled Loan Association Series 2004A
10/01/23	4.750%	1,000,000	1,088,280
Safe Drinking Water Revolving Fund Series 2004A
10/01/18	5.000%	1,000,000	1,097,520
Water Pollution Control Revolving Fund Series 2007
10/01/21	4.750%	1,000,000	1,159,340

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (cont.)
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2005A (AGM)
05/15/21	5.000%	$4,500,000	$4,919,445
05/15/22	5.000%	3,525,000	3,834,988
05/15/23	5.000%	5,905,000	6,424,286
Rhode Island Depositors Economic Protection Corp. Prerefunded 08/01/13 Revenue Bonds Series 1993A (AGM)
08/01/14	5.750%	2,105,000	2,243,467
Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	2,165,000	2,833,963
Rhode Island Economic Development Corp. Revenue Bonds Department of Transportation Series 2006A (AMBAC)
06/15/22	5.000%	1,000,000	1,081,020
East Greenwich Free Library Association Series 2004
06/15/14	4.500%	170,000	170,677
06/15/24	5.750%	415,000	418,411
Grant Anticipation-Department of Transportation Series 2003A (AGM)
06/15/14	5.000%	2,225,000	2,338,475
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,383,620
Providence Place Mall Series 2000
07/01/20	6.125%	1,700,000	1,700,119
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,548,142
Rhode Island Health & Educational Building Corp. Refunding Revenue Bonds Higher Education-Johnson & Wales Series 2003 (XLCA)
04/01/15	5.250%	1,500,000	1,535,850
04/01/16	5.250%	1,485,000	1,515,992
Hospital Financing-Lifespan Obligation Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,118,780
University of Rhode Island Series 2008A
09/15/28	6.500%	3,000,000	3,510,120
Revenue Bonds Bond Financing Program Series 2009
05/15/25	5.000%	1,515,000	1,741,886
Brown University Series 2007
09/01/18	5.000%	1,000,000	1,197,150
Higher Education Facility Series 2004A (AMBAC)
09/15/20	5.250%	1,020,000	1,091,992
Series 2004D (XLCA)
08/15/16	5.500%	1,340,000	1,450,309
08/15/17	5.500%	1,345,000	1,447,906

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (cont.)
Higher Education-Johnson & Wales Series 1999 (NPFGC)
04/01/15	5.500%	$1,000,000	$1,102,950
04/01/17	5.500%	1,000,000	1,145,560
04/01/18	5.500%	1,420,000	1,642,699
Higher Educational-Providence College Series 2003A (XLCA)
11/01/24	5.000%	2,000,000	2,058,820
Hospital Financing-Lifespan Obligation Series 2009A (AGM)
05/15/27	6.125%	400,000	466,816
05/15/30	6.250%	500,000	579,740
New England Institute of Technology Series 2010
03/01/24	5.000%	1,145,000	1,286,797
Providence Public Schools Financing Program Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,119,240
Series 2007A (AGM)
05/15/22	5.000%	2,000,000	2,133,440
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,613,625
Public Schools Financing Program Series 2007B (AMBAC)
05/15/19	4.250%	250,000	242,080
Times2 Academy Series 2004
12/15/24	5.000%	1,500,000	1,535,460
University of Rhode Island Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,116,940
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	954,614
State of Rhode Island Certificate of Participation Lease-Training School Project Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,311,732
Unlimited General Obligation Bonds Consolidated Capital Development Loan Series 2006C (NPFGC)
11/15/18	5.000%	1,000,000	1,156,010
Unlimited General Obligation Refunding Bonds Consolidated Capital Development Loan Series 2005A (AGM)
08/01/17	5.000%	2,000,000	2,262,040
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,929,882
Total			81,706,869
South Carolina 1.5%
Berkeley County School District Revenue Bonds Securing Assets for Education Series 2003
12/01/18	5.250%	1,000,000	1,055,740
12/01/28	5.000%	7,205,000	7,397,085

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (cont.)
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/24	5.250%	$10,000,000	$11,140,000
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,384,700
Dorchester County School District No. 2 Revenue Bonds Growth Remedy Opportunity Tax Hike Series 2004
12/01/17	5.250%	2,000,000	2,165,200
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	6,207,900
Newberry Investing in Children's Education Revenue Bonds Newberry County School District Project Series 2005
12/01/19	5.250%	1,500,000	1,623,195
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC)
01/01/30	5.000%	5,555,000	6,094,113
Total			41,067,933
South Dakota 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/19	5.000%	1,250,000	1,445,813
09/01/20	5.000%	1,250,000	1,439,100
09/01/21	5.000%	1,000,000	1,134,430
Total			4,019,343
Tennessee 0.7%
Blount County Public Building Authority Prerefunded 6/01/14 Revenue Bonds Local Government Public Series 2004 (NPFGC/FGIC)
06/01/16	5.000%	815,000	893,827
Unrefunded Revenue Bonds Local Government Public Series 2004 (NPFGC/FGIC)
06/01/16	5.000%	260,000	275,153
City of Chattanooga Unlimited General Obligation Refunding Bonds Series 2005A (AGM)
09/01/14	5.000%	4,150,000	4,600,607
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC)
04/01/16	5.000%	1,000,000	1,089,410

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (cont.)
Memphis-Shelby County Airport Authority Refunding Revenue Bonds Federal Express Corp. Series 1997
09/01/12	5.350%	$3,530,000	$3,575,890
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC)
12/01/16	6.000%	3,800,000	4,228,260
Metropolitan Government of Nashville & Davidson County Refunding Revenue Bonds Series 1998B
05/15/13	5.500%	3,000,000	3,162,960
Total			17,826,107
Texas 9.9%
Aldine Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/15	5.250%	1,655,000	1,795,129
Barbers Hill Independent School District Unlimited General Obligation Refunding Bonds Series 2003 (Permanent School Fund Guarantee)
02/15/22	5.000%	1,030,000	1,064,979
Brownwood Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2005 (NPFGC/FGIC)
02/15/17	5.250%	1,310,000	1,443,830
Central Texas Regional Mobility Authority Revenue Bonds Senior Lien Series 2010
01/01/19	5.750%	750,000	827,047
01/01/20	5.750%	1,250,000	1,393,350
Series 2011
01/01/31	5.750%	15,230,000	16,766,859
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,313,400
City of Corpus Christi Utility System Refunding Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,246,480
City of El Paso Limited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
08/15/14	5.250%	2,000,000	2,216,820
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B
07/04/28	5.000%	7,000,000	7,923,650

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Texas (cont.)
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC/FGIC)
05/15/24	5.250%	$5,000,000	$5,392,400
City of Houston Limited General Obligation Bonds Series 2005E (AMBAC)
03/01/20	5.000%	2,525,000	2,814,516
Revenue Bonds Subordinated Lien Series 2002 (AGM)
07/01/27	5.000%	5,000,000	5,039,150
City of Houston (a) Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC)
09/01/17	0.000%	2,000,000	1,760,940
City of Irving Prerefunded 11/15/15 Limited General Obligation Bonds Improvement Series 2005A
11/15/18	5.000%	1,075,000	1,242,474
Unrefunded Limited General Obligation Bonds Improvement Series 2005A
11/15/18	5.000%	925,000	1,057,081
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
08/15/20	5.000%	1,065,000	1,167,219
City of McKinney Limited General Obligation Bonds Waterworks & Sewer System Series 2005 (NPFGC/FGIC)
08/15/17	5.250%	1,125,000	1,283,164
City of San Antonio Refunding Revenue Bonds Series 2005
02/01/18	5.000%	10,000,000	11,137,400
System Series 2002
02/01/14	5.375%	2,500,000	2,718,900
Conroe Independent School District Prerefunded 02/15/15 Unlimited General Obligation Bonds Schoolhouse Series 2005C (Permanent School Fund Guarantee)
02/15/19	5.000%	1,650,000	1,857,042
Unlimited General Obligation Bonds School Building Series 2009A
02/15/25	5.250%	1,135,000	1,334,499
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC)
09/01/14	5.500%	2,065,000	2,173,454
09/01/18	5.500%	1,250,000	1,313,825

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Texas (cont.)
County of Williamson Unlimited General Obligation Bonds Series 2005 (NPFGC)
02/15/16	5.000%	$1,985,000	$2,212,521
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	922,800
Dallas/Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B
11/01/28	5.000%	21,280,000	23,626,546
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	2,405,000	2,756,106
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,156,700
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (a)
02/15/22	0.000%	2,000,000	1,598,600
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007
01/01/42	2.300%	3,350,000	3,416,397
Gulf Coast Waste Disposal Authority (b) Refunding Revenue Bonds Series 2002A AMT
08/01/24	6.100%	5,750,000	5,795,597
Harris County Flood Control District Limited General Obligation Bonds Improvement Series 2006
10/01/29	4.750%	10,000,000	11,108,200
Harris County Health Facilities Development Corp. Revenue Bonds Memorial Hospital System Project Series 1997A (NPFGC)
06/01/13	6.000%	2,170,000	2,292,540
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	13,219,680
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,159,290

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Texas (cont.)
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee)
02/15/25	4.500%	$5,000,000	$5,429,000
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/20	5.000%	1,000,000	1,111,150
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,215,740
Lower Colorado River Authority Refunding Revenue Bonds 5th Supplemental Series 1993 Escrowed to Maturity
01/01/16	5.375%	2,100,000	2,454,186
LCRA Transmission Services Corp. Project Series 2011
05/15/27	5.000%	11,195,000	12,588,330
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,825,000	11,008,225
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	4,415,000	5,227,978
North Texas Tollway Authority Refunding Revenue Bonds System-1st Tier Series 2008A
01/01/22	6.000%	14,000,000	16,738,120
Series 2008E-3
01/01/38	5.750%	9,350,000	10,806,917
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,922,590
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2002
10/01/16	6.000%	3,000,000	3,048,960
10/01/21	6.000%	2,725,000	2,759,580
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/20	5.125%	2,000,000	2,188,300
08/15/24	5.750%	1,590,000	1,752,752
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,158,930

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Texas (cont.)
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	$750,000	$901,830
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	3,750,000	3,765,600
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	4,082,820
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds Senior Lien Series 2006A
12/15/12	5.000%	5,500,000	5,663,130
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	2,000,000	2,264,540
Trinity River Authority Improvement Refunding Revenue Bonds Tarrant County Water Project Series 2005 (NPFGC)
02/01/17	5.000%	1,000,000	1,121,090
02/01/18	5.000%	1,000,000	1,118,710
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,197,180
University of Texas System Prerefunded 02/15/17 Revenue Bonds Financing System Series 2006D
08/15/18	5.000%	8,455,000	10,074,893
Refunding Revenue Bonds Financing System Series 2004A
08/15/17	5.250%	2,000,000	2,440,820
Unrefunded Revenue Bonds Financing System Series 2006D
08/15/18	5.000%	1,545,000	1,819,068
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	807,112
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,135,520
Total			265,351,656

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Utah 0.9%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	$15,000,000	$17,695,800
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	5,000,000	5,506,400
Total			23,202,200
Virgin Islands —%
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (f)(g)
07/01/21	4.000%	625,000	618,350
Virginia 1.2%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,759,185
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09/01/24	5.000%	1,000,000	1,160,070
Virginia Public School Authority Refunding Revenue Bonds School Financing 1997 Resolution Series 2005B
08/01/16	5.250%	13,995,000	16,624,661
Revenue Bonds School Financing 1997 Resolution Series 2005C
08/01/16	5.000%	6,285,000	7,198,085
Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/22	5.000%	500,000	610,070
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,226,120
Subordinated Revenue Bonds Clean Water State Revolving Fund Series 2007
10/01/17	5.000%	3,760,000	4,561,406
Total			33,139,597
Washington 1.1%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (a)
12/01/16	0.000%	1,000,000	935,330
Energy Northwest Refunding Revenue Bonds Project No.1 Series 2002A (NPFGC)
07/01/16	5.500%	4,675,000	4,715,439

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Washington (cont.)
Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	$1,000,000	$1,167,540
State of Washington Unlimited General Obligation Bonds Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	21,789,533
Series 2007A
07/01/21	5.000%	700,000	827,953
Series 2008D
01/01/20	5.000%	1,000,000	1,186,540
Total			30,622,335
West Virginia 0.4%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co. Amos Series 2008C
05/01/19	4.850%	6,500,000	6,780,475
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	5,265,739
Total			12,046,214
Wisconsin 1.4%
City of Sheboygan Refunding Revenue Bonds Wisconsin Power Series 2006 (FGIC)
09/01/15	5.000%	5,600,000	6,263,880
State of Wisconsin Revenue Bonds Series 2009A
05/01/22	5.000%	1,000,000	1,169,980
05/01/23	5.125%	14,000,000	16,459,520
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/23	5.125%	13,065,000	13,753,917
Total			37,647,297
Total Municipal Bonds (Cost: $2,370,641,442)			$2,583,772,968
	Effective Yield	Amount Payable at Maturity	Value
Floating Rate Notes 0.1%
Colorado 0.1%
Colorado Educational & Cultural Facilities Authority Revenue Bonds Flying J Ranch LLC VRDN Series 2006 (U.S. Bank) (h)(i)
03/01/36	0.200%	800,000	800,000

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Effective Yield	Amount Payable at Maturity	Value
Floating Rate Notes (continued)
Missouri —%
Missouri State Health & Educational Facilities Authority Revenue Bonds St. Louis University VRDN Series 2008A-2 (Wells Fargo Bank) (h)(i)
10/01/35	0.150%	$700,000	$700,000
Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000

Issue Description	Shares	Value
Money Market Funds 1.8%
Dreyfus Tax-Exempt Cash Management Fund, 0.020% (j)	21,917,589	$21,917,589
JPMorgan Tax-Free Money Market Fund, 0.010% (j)	25,793,334	25,793,334
Total Money Market Funds (Cost: $47,710,923)		$47,710,923
Total Investments (Cost: $2,419,852,365)		$2,632,983,891
Other Assets & Liabilities, Net		37,338,016
Total Net Assets		$2,670,321,907

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  At April 30, 2012, the value of securities subject to alternative minimum tax was $16,504,510, representing 0.62% of net assets.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2012 was $4,100,323, representing 0.15% of net assets. Information concerning such security holdings at April 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Capital Trust Agency Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 7.000% 07/15/32	07/23/08	$1,910,000
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.500% 11/15/12	08/17/07	356,470
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.400% 11/15/16	08/22/07	1,534,079
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.875% 11/15/22	08/09/07	5,854,379
Illinois Finance Authority Revenue Bonds Monarch Landing, Inc. Facility Series 2007A 5.500% 12/01/13	12/20/07	1,809,764
Illinois Finance Authority Revenue Bonds Monarch Landing, Inc. Facility Series 2007A 6.000% 12/01/17	12/10/07	2,961,472
Oakmont Grove Community Development District Special Assessment Bonds Series 2007B 5.250% 05/01/12	04/19/07 - 04/25/07	2,007,500

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost
Sterling Hill Community Development District Special Assessment Bonds Series 2003B 5.500% 11/01/10	10/23/03	$149,140
Sweetwater Creek Community Development District Special Assessment Bonds Series 2007B-1 5.300% 05/01/17	04/26/07 - 04/03/08	4,299,174
Sweetwater Creek Community Development District Special Assessment Bonds Series 2007B-2 5.125% 05/01/13	04/26/07 - 06/25/07	2,542,218

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $20,084,427 or 0.75% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2012, the value of these securities amounted to $3,240,938, which represents 0.12% of net assets.

(f)  Represents a security purchased on a when-issued or delayed delivery basis.

(g)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $41,109,082 or 1.54% of net assets.

(h)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(i)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(j)  The rate shown is the seven-day current annualized yield at April 30, 2012.

Abbreviation Legend

ACA  ACA Financial Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

BHAC  Berkshire Hathaway Assurance Corporation

BNY  Bank of New York

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

RAN  Revenue Anticipation Note

TCRS  Transferable Custodial Receipts

VRDN  Variable Rate Demand Note

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$2,583,772,968	$—	$2,583,772,968
Total Bonds	—	2,583,772,968	—	2,583,772,968
Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Total Short-Term Securities	—	1,500,000	—	1,500,000
Other
Money Market Funds	47,710,923	—	—	47,710,923
Total Other	47,710,923	—	—	47,710,923
Total	$47,710,923	$2,585,272,968	$—	$2,632,983,891

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $2,419,852,365)	$2,632,983,891
Receivable for:
Investments sold	1,132,071
Capital shares sold	18,654,817
Interest	35,011,786
Expense reimbursement due from Investment Manager	22,386
Prepaid expense	757
Trustees' deferred compensation plan	179,595
Total assets	2,687,985,303
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	7,782,968
Capital shares purchased	1,418,119
Dividend distributions to shareholders	7,435,908
Investment management fees	84,422
Distribution and service fees	5,120
Transfer agent fees	476,301
Administration fees	13,661
Compensation of board members	222,213
Chief compliance officer expenses	1,164
Other expenses	43,925
Trustees' deferred compensation plan	179,595
Total liabilities	17,663,396
Net assets applicable to outstanding capital stock	$2,670,321,907

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities (continued) – Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$2,463,547,409
Undistributed net investment income	1,884,995
Accumulated net realized loss	(8,242,023)
Unrealized appreciation (depreciation) on:
Investments	213,131,526
Total—representing net assets applicable to outstanding capital stock	$2,670,321,907
Net assets applicable to outstanding shares
Class A	$200,059,025
Class B	$2,391,727
Class C	$44,128,575
Class T	$19,938,648
Class Z	$2,403,803,932
Shares outstanding
Class A	18,351,469
Class B	219,452
Class C	4,047,274
Class T	1,829,084
Class Z	220,390,273
Net asset value per share
Class A(a)	$10.90
Class B	$10.90
Class C	$10.90
Class T(a)	$10.90
Class Z	$10.91

(a)  The maximum offering price per share for Class A is $11.27 and Class T is $11.44, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Class T.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia Intermediate Municipal Bond Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Interest	$51,660,814
Dividends	4,181
Total income	51,664,995
Expenses:
Investment management fees	5,017,610
Distribution fees
Class B	8,085
Class C	127,667
Service fees
Class A	191,999
Class B	2,488
Class C	39,305
Shareholder service fee – Class T	14,859
Transfer agent fees
Class A	180,652
Class B	2,347
Class C	36,891
Class T	18,659
Class Z	2,185,812
Administration fees	811,383
Compensation of board members	30,210
Custodian fees	11,616
Printing and postage fees	105,535
Registration fees	61,962
Professional fees	60,369
Chief compliance officer expenses	784
Other	39,559
Total expenses	8,947,792
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,603,217)
Fees waived by distributor – Class C	(88,362)
Total net expenses	7,256,213
Net investment income	44,408,782
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(6,836,609)
Net realized loss	(6,836,609)
Net change in unrealized appreciation (depreciation) on:
Investments	87,447,069
Net change in unrealized appreciation	87,447,069
Net realized and unrealized gain	80,610,460
Net increase in net assets resulting from operations	$125,019,242

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Operations
Net investment income	$44,408,782	$88,126,068
Net realized gain (loss)	(6,836,609)	1,995,080
Net change in unrealized appreciation (depreciation)	87,447,069	(10,933,222)
Net increase in net assets resulting from operations	125,019,242	79,187,926
Distributions to shareholders from:
Net investment income
Class A	(3,161,561)	(4,560,858)
Class B	(32,840)	(73,388)
Class C	(605,236)	(890,030)
Class T	(331,285)	(505,217)
Class Z	(40,358,932)	(81,781,568)
Total distributions to shareholders	(44,489,854)	(87,811,061)
Increase (decrease) in net assets from share transactions	118,568,990	(19,514,237)
Proceeds from regulatory settlements (Note 6)	4,227	—
Total increase (decrease) in net assets	199,102,605	(28,137,372)
Net assets at beginning of period	2,471,219,302	2,499,356,674
Net assets at end of period	$2,670,321,907	$2,471,219,302
Undistributed net investment income	$1,884,995	$1,966,067

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,548,151	16,738,796	2,662,745	27,758,263
Fund merger	—	—	9,094,510	95,165,598
Distributions reinvested	189,933	2,056,175	229,777	2,404,502
Redemptions	(1,124,223)	(12,101,600)	(3,535,850)	(36,490,331)
Net increase	613,861	6,693,371	8,451,182	88,838,032
Class B shares
Subscriptions	18,456	196,757	12,087	127,072
Fund merger	—	—	244,615	2,560,189
Distributions reinvested	1,779	19,248	2,800	29,255
Redemptions(a)	(37,004)	(399,077)	(333,920)	(3,462,592)
Net decrease	(16,769)	(183,072)	(74,418)	(746,076)
Class C shares
Subscriptions	857,387	9,286,806	678,139	7,048,453
Fund merger	—	—	1,195,348	12,501,819
Distributions reinvested	35,619	385,641	45,066	470,347
Redemptions	(210,080)	(2,274,698)	(625,338)	(6,447,647)
Net increase	682,926	7,397,749	1,293,215	13,572,972
Class T shares
Subscriptions	4,858	52,567	8,651	90,290
Fund merger	—	—	1,084,706	11,350,322
Distributions reinvested	20,867	225,848	32,929	343,458
Redemptions	(69,387)	(745,795)	(222,125)	(2,316,090)
Net increase (decrease)	(43,662)	(467,380)	904,161	9,467,980
Class Z shares
Subscriptions	25,226,642	272,997,533	27,836,430	288,404,098
Fund merger	—	—	11,527,090	120,618,060
Distributions reinvested	212,737	2,304,089	463,106	4,803,397
Redemptions	(15,713,279)	(170,173,300)	(52,863,118)	(544,472,700)
Net increase (decrease)	9,726,100	105,128,322	(13,036,492)	(130,647,145)
Total net increase (decrease)	10,962,456	118,568,990	(2,462,352)	(19,514,237)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.56		$10.58		$10.22		$9.62		$10.22		$10.39
Income from investment operations:
Net investment income	0.18		0.37		0.36		0.37		0.38		0.38
Net realized and unrealized gain (loss)	0.34		(0.02)		0.36		0.60		(0.60)		(0.17)
Total from investment operations	0.52		0.35		0.72		0.97		(0.22)		0.21
Less distributions to shareholders from:
Net investment income	(0.18)		(0.37)		(0.36)		(0.37)		(0.38)		(0.38)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$10.90		$10.56		$10.58		$10.22		$9.62		$10.22
Total return	4.92%		3.43%		7.13%		10.19%		(2.25%)		2.08%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.86	%(c)	0.86%		0.75%		0.74%		0.72%		0.72%
Net expenses after fees waived or expenses reimbursed(d)	0.74	%(c)	0.73	%(e)	0.75	%(e)	0.73	%(e)	0.70	%(e)	0.70	%(e)
Net investment income	3.27	%(c)	3.52	%(e)	3.43	%(e)	3.66	%(e)	3.76	%(e)	3.72	%(e)
Supplemental data
Net assets, end of period (in thousands)	$200,059		$187,355		$98,208		$85,642		$78,126		$89,905
Portfolio turnover	4%		9%		13%		23%		14%		25%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.56		$10.58		$10.22		$9.62		$10.22		$10.39
Income from investment operations:
Net investment income	0.14		0.30		0.29		0.30		0.32		0.32
Net realized and unrealized gain (loss)	0.34		(0.02)		0.36		0.60		(0.60)		(0.18)
Total from investment operations	0.48		0.28		0.65		0.90		(0.28)		0.14
Less distributions to shareholders from:
Net investment income	(0.14)		(0.30)		(0.29)		(0.30)		(0.32)		(0.31)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$10.90		$10.56		$10.58		$10.22		$9.62		$10.22
Total return	4.58%		2.76%		6.44%		9.48%		(2.88%)		1.42%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.52	%(c)	1.52%		1.40%		1.39%		1.37%		1.37%
Net expenses after fees waived or expenses reimbursed(d)	1.39	%(c)	1.40	%(e)	1.40	%(e)	1.38	%(e)	1.35	%(e)	1.35	%(e)
Net investment income	2.62	%(c)	2.85	%(e)	2.80	%(e)	3.03	%(e)	3.11	%(e)	3.07	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,392		$2,494		$3,285		$5,294		$5,874		$8,133
Portfolio turnover	4%		9%		13%		23%		14%		25%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.56		$10.58		$10.22		$9.62		$10.22		$10.39
Income from investment operations:
Net investment income	0.16		0.35		0.34		0.35		0.36		0.36
Net realized and unrealized gain (loss)	0.35		(0.02)		0.36		0.60		(0.60)		(0.17)
Total from investment operations	0.51		0.33		0.70		0.95		(0.24)		0.19
Less distributions to shareholders from:
Net investment income	(0.17)		(0.35)		(0.34)		(0.35)		(0.36)		(0.36)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$10.90		$10.56		$10.58		$10.22		$9.62		$10.22
Total return	4.81%		3.22%		6.92%		9.97%		(2.45%)		1.88%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.51	%(c)	1.52%		1.40%		1.39%		1.37%		1.37%
Net expenses after fees waived or expenses reimbursed(d)	0.94	%(c)	0.93	%(e)	0.95	%(e)	0.93	%(e)	0.90	%(e)	0.90	%(e)
Net investment income	3.06	%(c)	3.33	%(e)	3.23	%(e)	3.45	%(e)	3.56	%(e)	3.52	%(e)
Supplemental data
Net assets, end of period (in thousands)	$44,129		$35,541		$21,903		$17,304		$12,625		$10,506
Portfolio turnover	4%		9%		13%		23%		14%		25%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$10.56		$10.58		$10.22		$9.62		$10.22		$10.39
Income from investment operations:
Net investment income	0.18		0.37		0.36		0.37		0.39		0.39
Net realized and unrealized gain (loss)	0.34		(0.01)		0.36		0.60		(0.60)		(0.17)
Total from investment operations	0.52		0.36		0.72		0.97		(0.21)		0.22
Less distributions to shareholders from:
Net investment income	(0.18)		(0.38)		(0.36)		(0.37)		(0.39)		(0.39)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$10.90		$10.56		$10.58		$10.22		$9.62		$10.22
Total return	4.94%		3.48%		7.19%		10.25%		(2.20%)		2.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.81	%(c)	0.81%		0.70%		0.69%		0.67%		0.67%
Net expenses after fees waived or expenses reimbursed(d)	0.69	%(c)	0.68	%(e)	0.70	%(e)	0.68	%(e)	0.65	%(e)	0.65	%(e)
Net investment income	3.32	%(c)	3.56	%(e)	3.49	%(e)	3.72	%(e)	3.81	%(e)	3.77	%(e)
Supplemental data
Net assets, end of period (in thousands)	$19,939		$19,780		$10,243		$10,462		$10,786		$13,170
Portfolio turnover	4%		9%		13%		23%		14%		25%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.57		$10.58		$10.22		$9.62		$10.22		$10.39
Income from investment operations:
Net investment income	0.19		0.39		0.38		0.39		0.40		0.40
Net realized and unrealized gain (loss)	0.34		(0.01)		0.36		0.60		(0.60)		(0.17)
Total from investment operations	0.53		0.38		0.74		0.99		(0.20)		0.23
Less distributions to shareholders from:
Net investment income	(0.19)		(0.39)		(0.38)		(0.39)		(0.40)		(0.40)
Proceeds from regulatory settlements	0.00	(a)	—		0.00	(a)	0.00	(a)	—		—
Net asset value, end of period	$10.91		$10.57		$10.58		$10.22		$9.62		$10.22
Total return	5.01%		3.69%		7.35%		10.41%		(2.05%)		2.29%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.66	%(c)	0.66%		0.55%		0.54%		0.52%		0.52%
Net expenses after fees waived or expenses reimbursed(d)	0.54	%(c)	0.54	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.50	%(e)
Net investment income	3.47	%(c)	3.74	%(e)	3.64	%(e)	3.87	%(e)	3.96	%(e)	3.92	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,403,804		$2,226,049		$2,365,718		$2,384,815		$2,310,978		$2,207,710
Portfolio turnover	4%		9%		13%		23%		14%		25%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.41% to 0.25% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.39% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.65% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.40% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2012 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $94,788 for Class A, $152 for Class B, $1,412 for Class C and $62 for Class T shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.74%
Class B	1.39
Class C	1.39
Class T	0.69
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $2,419,852,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$236,804,000
Unrealized depreciation	$(23,672,000)
Net unrealized appreciation	$213,132,000

The following capital loss carryforward, determined as of October 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2013	$106,525
2015	361,418
2016	160,476
2017	233,374
2018	62,558
Total	$924,351

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $178,789,522 and $99,016,375, respectively, for the six months ended April 30, 2012.

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Note 6. Regulatory Settlements

During the six months ended April 30, 2012, the Fund received payments of $4,227 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The payments have been included in "Proceeds from regulatory settlements" in the Statement of Changes in Net Assets.

Note 7. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

For the six months ended April 30, 2012, the Fund did not participate in securities lending activity.

Note 8. Shareholder Concentration

At April 30, 2012, one unaffiliated shareholder account owned 85.0% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

The Fund had no borrowings during the six months ended April 30, 2012.

Note 10. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of Columbia New Jersey Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund, two series of Columbia Funds Series Trust I, and RiverSource Intermediate Tax-Exempt Fund, a series of RiverSource Tax-Exempt Series, Inc. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine four funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisitions were $2,227,872,401 and the combined net assets immediately after the acquisitions were $2,470,068,389.

The merger was accomplished by a tax-free exchange of 6,633,086 shares of Columbia New Jersey Intermediate Municipal Bond Fund valued at $67,948,141 (including $2,489,546 of unrealized appreciation), 7,276,496 shares of Columbia Rhode Island Intermediate Municipal Bond Fund valued at $80,645,240 (including $3,430,564 of unrealized appreciation), and 17,556,452 shares of RiverSource Intermediate Tax-Exempt Fund valued at $93,602,607 (including $4,097,605 of unrealized appreciation).

In exchange for shares of Columbia New Jersey Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund and RiverSource Intermediate Tax-Exempt Fund, the Fund issued the following number of shares:

	Columbia New Jersey Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund	RiverSource Intermediate Tax-Exempt Fund
Class A	797,207	143,586	8,153,717
Class B	45,032	19,457	180,126
Class C	442,856	140,604	611,888
Class T	332,124	752,582	N/A
Class Z	4,876,357	6,650,733	N/A

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund and RiverSource Intermediate Tax-Exempt Fund's cost of investments were carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia New Jersey Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund and RiverSource Intermediate Tax-Exempt Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on November 1, 2010, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended October 31, 2011 would have been approximately $93.3 million, $2.3 million, $(15.9) million and $79.6 million, respectively.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

Columbia Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Intermediate Municipal Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory

Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the twenty-eighth, fifty-third and fifty-seventh percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the second and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment

Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia Intermediate Municipal Bond Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1730 D (6/12)

Columbia Massachusetts Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	19

Board Consideration and Approval of Advisory Agreement	26

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Massachusetts Intermediate Municipal Bond Fund

Average annual total return as of 04/30/12 (%)

Share class	A*		B*		C*		T		Z
Inception	12/09/02		12/09/02		12/09/02		06/26/00		06/14/93
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.33	0.92	3.94	0.94	4.12	3.12	4.38	–0.61	4.46
1-year	8.13	4.62	7.34	4.34	7.70	6.70	8.24	3.05	8.40
5-year	4.95	4.26	4.18	4.18	4.54	4.54	5.06	4.04	5.22
10-year	4.18	3.67	3.41	3.41	3.77	3.77	4.29	3.78	4.45

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+4.33%

Class A shares (without sales charge)

+4.86%

Barclays 3-15 Year Blend Municipal Bond Index[1]

Quality breakdown2

as of 04/30/12 (%)
AAA rating	6.6
AA rating	59.2
A rating	19.6
BBB rating	11.0
Not rated	3.6

2Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia Massachusetts Intermediate Municipal Bond Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.30	1,021.13	3.81	3.77	0.75
Class B	1,000.00	1,000.00	1,039.40	1,017.40	7.61	7.52	1.50
Class C	1,000.00	1,000.00	1,041.20	1,019.14	5.84	5.77	1.15
Class T	1,000.00	1,000.00	1,043.80	1,021.63	3.30	3.27	0.65
Class Z	1,000.00	1,000.00	1,044.60	1,022.38	2.54	2.51	0.50

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.4%
Airport 2.4%
Massachusetts Port Authority Refunding Revenue Bonds Passenger Facility Charge Series 2007D (AGM)
07/01/17	5.000%	$3,000,000	$3,530,970
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,699,290
07/01/22	5.000%	3,500,000	3,923,990
Total			9,154,250
Assisted Living 0.5%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage VOA Concord Series 2007
11/01/17	5.000%	635,000	623,634
11/01/27	5.125%	1,500,000	1,329,495
Total			1,953,129
Higher Education 18.5%
Massachusetts Development Finance Agency Revenue Bonds Boston College Series 2007P
07/01/20	5.000%	3,260,000	3,795,618
Boston University
Series 2009V-2
10/01/14	2.875%	3,000,000	3,157,530
Brandeis University
Series 2010O-2
10/01/24	5.000%	4,999,999	5,719,600
Emerson College
Series 2006A
01/01/21	5.000%	2,500,000	2,698,150
01/01/23	5.000%	1,000,000	1,064,050
Hampshire College
Series 2004
10/01/14	5.150%	130,000	133,799
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,493,517
Wheelock College
Series 2007C
10/01/17	5.000%	1,160,000	1,278,274
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,909,574
Massachusetts Health & Educational Facilities Authority Revenue Bonds Berklee College of Music Series 2007A
10/01/32	5.000%	2,440,000	2,609,238
Boston College
Series 2003N
06/01/15	5.250%	1,000,000	1,051,240
Series 2008M-1
06/01/24	5.500%	3,000,000	3,872,730

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Higher Education (cont.)
Massachusetts Institute of Technology
Series 2002K
07/01/12	5.250%	$1,000,000	$1,008,620
07/01/17	5.375%	2,275,000	2,798,409
07/01/22	5.500%	1,000,000	1,343,510
Series 2004M
07/01/19	5.250%	610,000	776,335
Northeastern University
Series 1998G (NPFGC)
10/01/12	5.500%	1,110,000	1,130,391
Series 2008T-1
10/01/28	5.000%	1,750,000	2,003,820
Series 2008T-2
10/01/29	5.000%	4,045,000	4,601,147
Series 2010A
10/01/13	5.000%	1,040,000	1,104,043
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,724,814
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,455,614
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,789,680
Series 2008
08/15/14	5.000%	1,250,000	1,379,000
08/15/17	5.000%	1,145,000	1,375,683
Wellesley College
Series 2003
07/01/15	5.000%	610,000	642,110
Williams College
Series 2003H
07/01/16	5.000%	1,740,000	1,830,115
Massachusetts Health & Educational Facilities Authority (a) Revenue Bonds Northeastern University Series 2008T-3
10/01/37	2.700%	2,500,000	2,582,950
Massachusetts Industrial Finance Agency Revenue Bonds Tufts University Series 1998H (NPFGC)
02/15/13	5.500%	1,830,000	1,904,426
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,481,410
University of Massachusetts Building Authority Refunding Revenue Bonds Series 2004-04-1 (AMBAC)
11/01/12	5.250%	650,000	665,074
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,764,495
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,834,800
Total			70,979,766

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital 7.8%
Massachusetts Development Finance Agency Revenue Bonds UMASS Memorial Issue Series 2011H
07/01/26	5.125%	$2,000,000	$2,136,340
Massachusetts Health & Educational Facilities Authority Revenue Bonds Baystate Medical Center Series 2002F
07/01/13	5.750%	890,000	896,025
Boston Medical Center
Series 1998A (NPFGC)
07/01/15	5.250%	2,500,000	2,504,725
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,760,856
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,126,120
Series 2008E-2
07/01/19	5.375%	4,675,000	5,487,001
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,124,707
07/15/22	5.000%	1,500,000	1,542,870
Partners Healthcare
Series 2003E
07/01/15	5.000%	1,140,000	1,196,020
Series 2010J-2
07/01/22	5.000%	5,000,000	5,842,450
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,236,620
Series 2007G
07/01/18	5.000%	2,575,000	3,033,556
UMASS Memorial Issue
Series 1998A (AMBAC)
07/01/14	5.250%	975,000	977,593
Total			29,864,883
Human Service Provider 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,389,322
Investor Owned 1.5%
Massachusetts Development Finance Agency (a) Refunding Revenue Bonds Dominion Energy Brayton 1 Series 2009
12/01/42	5.750%	3,460,000	4,022,319
Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	1,620,000	1,653,664
Total			5,675,983

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Joint Power Authority 3.1%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/24	5.250%	$3,785,000	$4,270,388
07/01/25	5.000%	2,000,000	2,207,240
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/16	5.000%	2,000,000	2,309,920
Project No. 6
Series 2011
07/01/19	5.000%	2,760,000	3,236,928
Total			12,024,476
Local General Obligation 6.1%
Boston Metropolitan District Unlimited General Obligation Refunding Bonds Series 2002A
12/01/14	5.250%	2,010,000	2,067,506
City of Boston Unlimited General Obligation Refunding Bonds Series 2004A
01/01/14	5.000%	1,000,000	1,076,980
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,763,745
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,204,160
City of Westfield Limited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/18	5.000%	500,000	510,550
City of Worcester Limited General Obligation Bonds Series 2004A (NPFGC)
08/15/13	5.250%	2,810,000	2,977,392
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC)
06/15/14	5.125%	2,305,000	2,514,110
Pioneer Valley Regional School District Unlimited General Obligation Bonds Series 2002 (AMBAC)
06/15/12	5.000%	1,000,000	1,005,852
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM) (b)
07/01/17	5.500%	245,000	245,686
Town of Hopedale Limited General Obligation Refunding Bonds Series 2004 (AMBAC)
11/15/17	5.000%	1,000,000	1,099,710

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
Town of Sandwich Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
07/15/18	5.000%	$1,575,000	$1,789,137
Town of Tewksbury Unlimited General Obligation Bonds Muni Purpose Loan Series 2011
04/15/19	4.000%	1,000,000	1,154,090
04/15/20	4.000%	1,675,000	1,937,271
04/15/21	4.000%	1,050,000	1,194,763
04/15/22	4.000%	880,000	991,021
Town of Westborough Unlimited General Obligation Bonds Series 2003
11/15/16	5.000%	1,000,000	1,063,740
Total			23,595,713
Municipal Power 1.4%
Puerto Rico Electric Power Authority (b) Refunding Revenue Bonds Series 2010ZZ
07/01/24	5.250%	1,615,000	1,760,285
Revenue Bonds
Series 1997BB (NPFGC)
07/01/12	6.000%	1,000,000	1,008,840
Series 2002LL (NPFGC)
07/01/17	5.500%	2,400,000	2,740,776
Total			5,509,901
Other Bond Issue 1.3%
Boston Housing Authority Revenue Bonds Series 2008 (AGM)
04/01/20	5.000%	2,135,000	2,411,909
04/01/23	5.000%	1,865,000	2,051,854
Massachusetts Development Finance Agency Revenue Bonds Jewish Philanthropies Series 2002A
02/01/22	5.250%	450,000	455,990
Total			4,919,753
Pool/Bond Bank 4.4%
Massachusetts State Water Pollution Abatement Refunding Revenue Bonds Pool Program Series 2004A
08/01/15	5.250%	3,000,000	3,455,610
Series 2006
08/01/20	5.250%	3,000,000	3,835,860
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,656,396
State Revolving Fund
Series 2009-14
08/01/24	5.000%	3,100,000	3,782,186

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Pool/Bond Bank (cont.)
Unrefunded Revenue Bonds
Pool Program
Series 1999-5
08/01/16	5.750%	$95,000	$95,417
Total			16,825,469
Prep School 1.5%
Massachusetts Development Finance Agency Revenue Bonds Foxborough Regional Charter School Series 2010A
07/01/30	6.375%	3,150,000	3,449,470
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,724,775
Massachusetts Development Finance Agency (c) Revenue Bonds Park School Series 2012
09/01/20	5.000%	150,000	175,022
09/01/21	5.000%	330,000	385,136
Total			5,734,403
Refunded/Escrowed 7.8%
City of Boston Refunding Revenue Bonds Boston City Hospital Series 2002
08/01/14	5.000%	5,000,000	5,060,550
City of Springfield Prerefunded 01/15/13 Limited General Obligation Bonds State Qualified Series 2003 (NPFGC)
01/15/15	5.250%	1,500,000	1,553,235
Commonwealth of Massachusetts Prerefunded 01/01/13 Limited General Obligation Bonds Consolidated Loan Series 2002E (AGM)
01/01/18	5.250%	4,000,000	4,131,760
Prerefunded 06/01/12 Revenue Bonds
Consolidated Loan
Series 2002A (FGIC)
06/01/19	5.375%	1,125,000	1,129,984
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,200,680
Commonwealth of Massachusetts (d) Revenue Bonds Capital Appreciation-Federal Highway Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,909,600
Massachusetts Department of Transportation Revenue Bonds Series 1993A Escrowed to Maturity
01/01/13	5.000%	60,000	61,720
Massachusetts Development Finance Agency Prerefunded 07/01/13 Revenue Bonds Pharmacy & Allied Health Sciences Series 2003
07/01/23	6.375%	1,000,000	1,080,580

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Refunded/Escrowed (cont.)
Prerefunded 09/01/13 Revenue Bonds
Milton Academy
Series 2003A
09/01/19	5.000%	$500,000	$530,735
Prerefunded 12/01/12 Revenue Bonds
Western New England College
Series 2002
12/01/22	5.875%	510,000	529,859
Massachusetts Health & Educational Facilities Authority Prerefunded 10/01/12 Revenue Bonds University of Massachusetts Project Series 2002C (NPFGC)
10/01/13	5.250%	1,475,000	1,506,211
Prerefunded 10/01/13 Revenue Bonds
Simmons College
Series 2003F (FGIC)
10/01/15	5.000%	1,015,000	1,080,417
10/01/17	5.000%	510,000	542,869
Massachusetts Port Authority Revenue Bonds Series 1973 Escrowed to Maturity
07/01/12	5.625%	230,000	232,109
Massachusetts State College Building Authority Prerefunded 05/01/14 Revenue Bonds Series 2004A (NPFGC)
05/01/16	5.000%	530,000	578,728
Massachusetts State College Building Authority (d) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/28	0.000%	4,000,000	2,433,400
Massachusetts State Water Pollution Abatement Revenue Bonds Series 1993A Escrowed to Maturity
02/01/13	5.450%	125,000	127,800
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (b)
07/01/22	5.250%	1,075,000	1,376,785
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC)
11/01/15	5.250%	2,000,000	2,143,720
Total			30,210,742
Retirement Communities 0.4%
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	1,210,000	1,199,776
10/01/18	5.000%	515,000	506,389
Total			1,706,165
Single Family 0.6%
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2009-143
12/01/24	5.000%	2,000,000	2,185,600

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Non Property Tax 9.6%
Commonwealth of Massachusetts Revenue Bonds Consolidated Loan Series 1997A
06/01/13	5.500%	$1,000,000	$1,056,790
Series 2004 (NPFGC/FGIC)
01/01/19	5.250%	750,000	893,722
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2003A
07/01/17	5.250%	1,000,000	1,217,810
07/01/19	5.250%	625,000	787,856
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,240,800
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,779,658
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,504,710
Senior Series 2008B
07/01/23	5.000%	910,000	1,145,663
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,561,600
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,968,700
Senior Revenue Bonds
Series 2011B
10/15/27	5.000%	4,000,000	4,742,080
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (b)
07/01/22	5.250%	1,925,000	2,228,033
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	950,000	1,043,898
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (b)
10/01/25	5.000%	2,755,000	2,958,347
Total			37,129,667
Special Property Tax 1.2%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/25	5.000%	3,210,000	3,735,188
07/01/27	5.000%	775,000	881,105
Total			4,616,293
State Appropriated 1.0%
Massachusetts Development Finance Agency Revenue Bonds Visual & Performing Arts Project Series 2000
08/01/13	5.750%	1,030,000	1,097,063
08/01/17	6.000%	540,000	661,770
08/01/21	6.000%	1,750,000	2,168,898
Total			3,927,731

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State General Obligation 14.5%
Commonwealth of Massachusetts Limited General Obligation Bonds Consolidated Loan Series 2002C
11/01/17	5.500%	$1,500,000	$1,857,345
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,388,825
Series 2008A
08/01/16	5.000%	2,000,000	2,354,740
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	6,177,450
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,396,450
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,232,500
Series 2004B
08/01/20	5.250%	3,000,000	3,811,980
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	5,172,440
Unlimited General Obligation Refunding Bonds Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,477,515
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,631,450
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,870,465
Series 2008A
09/01/15	5.000%	3,000,000	3,439,920
Commonwealth of Massachusetts (a) Unlimited General Obligation Bonds Series 2010A
02/01/14	0.780%	3,000,000	3,001,830
Total			55,812,910
Student Loan 2.4%
Massachusetts Educational Financing Authority Revenue Bonds Issue I Series 2010A
01/01/22	5.500%	4,625,000	5,360,190
Series 2009I
01/01/18	5.125%	3,440,000	3,957,617
Total			9,317,807
Transportation 0.3%
Woods Hole Marthas Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,082,728

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Turnpike/Bridge/Toll Road 0.7%
Massachusetts Department of Transportation Revenue Bonds Senior Series 2010B
01/01/22	5.000%	$2,180,000	$2,541,597
Water & Sewer 8.0%
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 1998B Escrowed to Maturity (AGM/TCRS)
08/01/15	5.500%	1,165,000	1,330,139
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	7,292,340
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	7,083,340
Series 2012B
08/01/28	5.000%	5,000,000	5,959,500
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/14	5.250%	2,870,000	3,178,955
08/01/15	5.250%	3,000,000	3,448,470
08/01/18	5.250%	1,000,000	1,236,930
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM) (b)
07/01/16	5.000%	1,000,000	1,123,680
Total			30,653,354
Total Municipal Bonds (Cost: $332,792,198)			$366,811,642
		Shares	Value
Money Market Funds 3.8%
Dreyfus Massachusetts Municipal Money Market Fund, 0.000% (e)		6,627,224	$6,627,224
JPMorgan Tax-Free Money Market Fund, 0.010% (e)		7,828,322	7,828,322
Total Money Market Funds (Cost: $14,455,546)			$14,455,546
Total Investments (Cost: $347,247,744)			$381,267,188
Other Assets & Liabilities, Net			3,213,285
Total Net Assets			$384,480,473

Notes to Portfolio of Investments

(a)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(b)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $14,486,330 or 3.77% of net assets.

(c)  Represents a security purchased on a when-issued or delayed delivery basis.

(d)  Zero coupon bond.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2012.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

BNY  Bank of New York

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$366,811,642	$—	$366,811,642
Total Bonds	—	366,811,642	—	366,811,642
Other
Money Market Funds	14,455,546	—	—	14,455,546
Total Other	14,455,546	—	—	14,455,546
Total	$14,455,546	$366,811,642	$—	$381,267,188

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value (identified cost $347,247,744)	$381,267,188
Receivable for:
Capital shares sold	671,335
Interest	4,192,549
Expense reimbursement due from Investment Manager	6,159
Prepaid expense	391
Trustees' deferred compensation plan	35,979
Total assets	386,173,601
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	560,205
Capital shares purchased	57,439
Dividend distributions to shareholders	946,920
Investment management fees	12,575
Distribution and service fees	1,814
Transfer agent fees	56,711
Administration fees	2,146
Compensation of board members	945
Chief compliance officer expenses	227
Other expenses	18,167
Trustees' deferred compensation plan	35,979
Total liabilities	1,693,128
Net assets applicable to outstanding capital stock	$384,480,473

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$350,461,318
Excess of distributions over net investment income	(12,720)
Accumulated net realized gain	12,431
Unrealized appreciation (depreciation) on:
Investments	34,019,444
Total—representing net assets applicable to outstanding capital stock	$384,480,473
Net assets applicable to outstanding shares
Class A	$38,344,661
Class B	$131,804
Class C	$11,333,079
Class T	$34,754,041
Class Z	$299,916,888
Shares outstanding
Class A	3,408,488
Class B	11,719
Class C	1,007,481
Class T	3,089,235
Class Z	26,659,341
Net asset value per share
Class A(a)	$11.25
Class B	$11.25
Class C	$11.25
Class T(a)	$11.25
Class Z	$11.25

(a)  The maximum offering price per share for Class A is $11.63 and Class T is $11.81, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Class T.

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Operations – Columbia Massachusetts Intermediate Municipal Bond Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Interest	$6,777,182
Dividends	445
Total income	6,777,627
Expenses:
Investment management fees	746,172
Distribution fees
Class B	516
Class C	40,101
Service fees
Class A	42,452
Class B	172
Class C	13,372
Shareholder service fee – Class T	26,282
Transfer agent fees
Class A	31,865
Class B	258
Class C	10,250
Class T	34,531
Class Z	282,063
Administration fees	127,474
Compensation of board members	19,291
Custodian fees	3,832
Printing and postage fees	22,879
Registration fees	40,222
Professional fees	26,409
Chief compliance officer expenses	358
Other	8,618
Total expenses	1,477,117
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(423,130)
Fees waived by Distributor – Class C	(18,705)
Total net expenses	1,035,282
Net investment income	5,742,345
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	42,571
Net realized gain	42,571
Net change in unrealized appreciation (depreciation) on:
Investments	10,085,598
Net change in unrealized appreciation	10,085,598
Net realized and unrealized gain	10,128,169
Net increase in net assets resulting from operations	$15,870,514

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets – Columbia Massachusetts Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Operations
Net investment income	$5,742,345	$11,858,667
Net realized gain	42,571	368,477
Net change in unrealized appreciation (depreciation)	10,085,598	(504,369)
Net increase in net assets resulting from operations	15,870,514	11,722,775
Distributions to shareholders from:
Net investment income
Class A	(488,540)	(936,724)
Class B	(1,469)	(13,113)
Class C	(132,686)	(276,773)
Class T	(522,884)	(1,207,723)
Class Z	(4,593,576)	(9,460,100)
Net realized gains
Class A	(33,104)	(8,919)
Class B	(154)	(251)
Class C	(10,855)	(2,946)
Class T	(37,440)	(10,766)
Class Z	(303,309)	(78,146)
Total distributions to shareholders	(6,124,017)	(11,995,461)
Increase (decrease) in net assets from share transactions	15,727,424	(8,674,656)
Total increase (decrease) in net assets	25,473,921	(8,947,342)
Net assets at beginning of period	359,006,552	367,953,894
Net assets at end of period	$384,480,473	$359,006,552
Excess of distributions over net investment income	$(12,720)	$(15,910)

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	909,532	10,173,875	857,941	9,241,447
Distributions reinvested	21,119	236,295	27,493	296,677
Redemptions	(247,289)	(2,751,465)	(991,654)	(10,618,232)
Net increase (decrease)	683,362	7,658,705	(106,220)	(1,080,108)
Class B shares
Subscriptions	75	837	445	4,765
Distributions reinvested	39	440	384	4,106
Redemptions(a)	(1,678)	(18,668)	(79,651)	(856,228)
Net decrease	(1,564)	(17,391)	(78,822)	(847,357)
Class C shares
Subscriptions	153,650	1,709,647	130,008	1,401,873
Distributions reinvested	7,808	87,313	14,598	157,335
Redemptions	(60,691)	(677,687)	(192,530)	(2,070,017)
Net increase (decrease)	100,767	1,119,273	(47,924)	(510,809)
Class T shares
Subscriptions	21,423	239,942	46,857	503,396
Distributions reinvested	18,814	210,390	47,090	507,088
Redemptions	(142,007)	(1,595,975)	(492,558)	(5,311,869)
Net decrease	(101,770)	(1,145,643)	(398,611)	(4,301,385)
Class Z shares
Subscriptions	1,943,072	21,756,902	4,041,762	43,640,534
Distributions reinvested	9,485	106,143	22,929	246,385
Redemptions	(1,232,965)	(13,750,565)	(4,266,000)	(45,821,916)
Net increase (decrease)	719,592	8,112,480	(201,309)	(1,934,997)
Total net increase (decrease)	1,400,387	15,727,424	(832,886)	(8,674,656)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights – Columbia Massachusetts Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$10.95		$10.95		$10.61		$9.90		$10.35		$10.50
Income from investment operations:
Net investment income	0.16		0.34		0.34		0.35		0.36		0.34
Net realized and unrealized gain (loss)	0.31		0.00	(a)	0.34		0.71		(0.44)		(0.14)
Total from investment operations	0.47		0.34		0.68		1.06		(0.08)		0.20
Less distributions to shareholders from:
Net investment income	(0.16)		(0.34)		(0.34)		(0.35)		(0.37)		(0.34)
Net realized gains	(0.01)		(0.00	)(a)	—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.17)		(0.34)		(0.34)		(0.35)		(0.37)		(0.35)
Net asset value, end of period	$11.25		$10.95		$10.95		$10.61		$9.90		$10.35
Total return	4.33%		3.24%		6.51%		10.78%		(0.88%)		2.00%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.97	%(c)	0.99%		0.91%		0.90%		0.92%		0.99%
Net expenses after fees waived or expenses reimbursed(d)	0.75	%(c)	0.77	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	0.99	%(e)
Net investment income	2.88	%(c)	3.16	%(e)	3.12	%(e)	3.30	%(e)	3.51	%(e)	3.29	%(e)
Supplemental data
Net assets, end of period (in thousands)	$38,345		$29,849		$30,998		$16,049		$11,936		$6,914
Portfolio turnover	4%		10%		9%		8%		10%		15%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$10.95		$10.95		$10.61		$9.90		$10.35		$10.50
Income from investment operations:
Net investment income	0.12		0.26		0.26		0.27		0.29		0.26
Net realized and unrealized gain (loss)	0.31		0.00	(a)	0.34		0.71		(0.45)		(0.13)
Total from investment operations	0.43		0.26		0.60		0.98		(0.16)		0.13
Less distributions to shareholders from:
Net investment income	(0.12)		(0.26)		(0.26)		(0.27)		(0.29)		(0.27)
Net realized gains	(0.01)		(0.00	)(a)	—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.13)		(0.26)		(0.26)		(0.27)		(0.29)		(0.28)
Net asset value, end of period	$11.25		$10.95		$10.95		$10.61		$9.90		$10.35
Total return	3.94%		2.48%		5.72%		9.96%		(1.61%)		1.24%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.91	%(c)	1.79%		1.66%		1.65%		1.67%		1.74%
Net expenses after fees waived or expenses reimbursed(d)	1.50	%(c)	1.53	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.74	%(e)
Net investment income	2.14	%(c)	2.44	%(e)	2.42	%(e)	2.59	%(e)	2.78	%(e)	2.55	%(e)
Supplemental data
Net assets, end of period (in thousands)	$132		$145		$1,008		$1,222		$1,440		$1,650
Portfolio turnover	4%		10%		9%		8%		10%		15%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$10.95		$10.95		$10.61		$9.90		$10.35		$10.50
Income from investment operations:
Net investment income	0.14		0.30		0.30		0.30		0.32		0.30
Net realized and unrealized gain (loss)	0.31		0.00	(a)	0.34		0.72		(0.44)		(0.14)
Total from investment operations	0.45		0.30		0.64		1.02		(0.12)		0.16
Less distributions to shareholders from:
Net investment income	(0.14)		(0.30)		(0.30)		(0.31)		(0.33)		(0.30)
Net realized gains	(0.01)		(0.00	)(a)	—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.15)		(0.30)		(0.30)		(0.31)		(0.33)		(0.31)
Net asset value, end of period	$11.25		$10.95		$10.95		$10.61		$9.90		$10.35
Total return	4.12%		2.83%		6.09%		10.34%		(1.27%)		1.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.73	%(c)	1.74%		1.66%		1.65%		1.67%		1.74%
Net expenses after fees waived or expenses reimbursed(d)	1.15	%(c)	1.17	%(e)	1.20	%(e)	1.18	%(e)	1.15	%(e)	1.39	%(e)
Net investment income	2.48	%(c)	2.75	%(e)	2.75	%(e)	2.88	%(e)	3.13	%(e)	2.89	%(e)
Supplemental data
Net assets, end of period (in thousands)	$11,333		$9,931		$10,452		$8,859		$4,036		$3,792
Portfolio turnover	4%		10%		9%		8%		10%		15%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$10.95		$10.95		$10.61		$9.90		$10.35		$10.50
Income from investment operations:
Net investment income	0.17		0.35		0.35		0.36		0.38		0.35
Net realized and unrealized gain (loss)	0.31		0.00	(a)	0.34		0.71		(0.45)		(0.13)
Total from investment operations	0.48		0.35		0.69		1.07		(0.07)		0.22
Less distributions to shareholders from:
Net investment income	(0.17)		(0.35)		(0.35)		(0.36)		(0.38)		(0.36)
Net realized gains	(0.01)		(0.00	)(a)	—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.18)		(0.35)		(0.35)		(0.36)		(0.38)		(0.37)
Net asset value, end of period	$11.25		$10.95		$10.95		$10.61		$9.90		$10.35
Total return	4.38%		3.34%		6.62%		10.89%		(0.77%)		2.10%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.88	%(c)	0.89%		0.81%		0.80%		0.82%		0.89%
Net expenses after fees waived or expenses reimbursed(d)	0.65	%(c)	0.67	%(e)	0.70	%(e)	0.68	%(e)	0.65	%(e)	0.89	%(e)
Net investment income	2.99	%(c)	3.25	%(e)	3.26	%(e)	3.43	%(e)	3.63	%(e)	3.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$34,754		$34,952		$39,300		$39,221		$37,689		$42,468
Portfolio turnover	4%		10%		9%		8%		10%		15%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia Massachusetts Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$10.95		$10.95		$10.61		$9.90		$10.35		$10.50
Income from investment operations:
Net investment income	0.17		0.37		0.37		0.37		0.39		0.37
Net realized and unrealized gain (loss)	0.32		0.00	(a)	0.34		0.71		(0.45)		(0.14)
Total from investment operations	0.49		0.37		0.71		1.08		(0.06)		0.23
Less distributions to shareholders from:
Net investment income	(0.18)		(0.37)		(0.37)		(0.37)		(0.39)		(0.37)
Net realized gains	(0.01)		(0.00	)(a)	—		—		(0.00	)(a)	(0.01)
Total distributions to shareholders	(0.19)		(0.37)		(0.37)		(0.37)		(0.39)		(0.38)
Net asset value, end of period	$11.25		$10.95		$10.95		$10.61		$9.90		$10.35
Total return	4.46%		3.49%		6.77%		11.06%		(0.62%)		2.25%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.73	%(c)	0.74%		0.66%		0.65%		0.67%		0.74%
Net expenses after fees waived or expenses reimbursed(d)	0.50	%(c)	0.52	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.74	%(e)
Net investment income	3.14	%(c)	3.40	%(e)	3.41	%(e)	3.58	%(e)	3.78	%(e)	3.55	%(e)
Supplemental data
Net assets, end of period (in thousands)	$299,917		$284,128		$286,196		$282,469		$259,753		$254,639
Portfolio turnover	4%		10%		9%		8%		10%		15%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia Massachusetts Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes

19

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

20

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

21

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.38
Class C	0.19
Class T	0.20
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The shareholder services fee for the six months ended April 30, 2012 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $24,848 for Class A and $6 for Class B shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's

22

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.75%
Class B	1.50
Class C	1.50
Class T	0.65
Class Z	0.50

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $347,248,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,243,000
Unrealized depreciation	(224,000)
Net unrealized appreciation	$34,019,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $28,350,016 and $14,181,789, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash

23

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

For the six months ended April 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Shareholder Concentration

At April 30, 2012, one unaffiliated shareholder account owned 85.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing

24

Columbia Massachusetts Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Massachusetts Intermediate Municipal Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

26

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the twenty-first, forty-six and twenty-fourth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are both ranked in

27

the first quintile, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or

28

redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

29

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Massachusetts Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

33

Columbia Massachusetts Intermediate Municipal Bond Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1735 D (6/12)

Columbia Massachusetts Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	17

Board Consideration and Approval of Advisory Agreement	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Massachusetts Tax-Exempt Fund

Average annual total return as of 04/30/12 (%)

Share class	A		B		C		Z*
Inception	04/10/87		06/08/92		08/01/97		09/01/11
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	5.90	0.93	5.51	0.51	5.66	4.66	6.04
1-year	13.69	8.22	12.84	7.84	13.18	12.18	13.87
5-year	5.14	4.11	4.36	4.02	4.67	4.67	5.17
10-year	5.09	4.58	4.31	4.31	4.62	4.62	5.11

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays Massachusetts Municipal Bond Index is a subset of the Barclays Municipal Bond Index consisting solely of bonds issued in the commonwealth of Massachusetts.

2 The Barclays Municipal Bond Index is considered representative of the broad market for investment-grade, tax exempt bonds with maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+5.90%

Class A shares (without sales charge)

+5.13%

Barclays Massachusetts Municipal Bond Index[1]

+5.50%

Barclays Municipal Bond Index[2]

Quality breakdown3

as of 04/30/12 (%)
AAA rating	8.5
AA rating	47.1
A rating	26.5
BBB rating	8.1
Non-investment grade	0.8
Not rated	9.0

3Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia Massachusetts Tax-Exempt Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,059.00	1,020.93	4.04	3.97	0.79
Class B	1,000.00	1,000.00	1,055.10	1,017.21	7.87	7.72	1.54
Class C	1,000.00	1,000.00	1,056.60	1,018.70	6.34	6.22	1.24
Class Z	1,000.00	1,000.00	1,060.40	1,022.18	2.77	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 95.2%
Air Transportation 1.6%
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC/FGIC) AMT (a)
07/01/32	5.000%	$2,000,000	$2,045,540
Airport 2.5%
Massachusetts Port Authority Revenue Bonds Conrac Project Series 2011A
07/01/41	5.125%	3,000,000	3,247,200
Assisted Living 0.7%
Massachusetts Development Finance Agency Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007
11/01/41	5.200%	1,145,000	933,335
Higher Education 18.9%
Massachusetts Development Finance Agency Revenue Bonds Boston University Series 1999P
05/15/59	6.000%	1,000,000	1,188,480
Series 2005T-1 (AMBAC)
10/01/39	5.000%	2,000,000	2,058,100
Holy Cross
Series 2002 (AMBAC)
09/01/32	5.250%	1,500,000	1,917,780
Smith College
Series 2005
07/01/35	5.000%	2,999,999	3,283,710
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston College Series 2008M-2
06/01/35	5.500%	2,500,000	3,263,700
Harvard University
Series 1991N
04/01/20	6.250%	2,675,000	3,628,290
Series 2009A
11/15/36	5.500%	1,000,000	1,202,050
Northeastern University
Series 2008T-2
10/01/30	5.000%	1,000,000	1,136,550
Suffolk University
Series 2009A
07/01/30	6.250%	1,000,000	1,139,650
Tufts University
Series 2008
08/15/38	5.375%	1,000,000	1,168,240
Massachusetts State College Building Authority Refunding Revenue Bonds Senior Series 1994A
05/01/14	7.500%	1,260,000	1,342,202
Revenue Bonds
Series 2008A (AGM)
05/01/38	5.000%	3,000,000	3,191,610
Total			24,520,362

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital 8.7%
Massachusetts Development Finance Agency Revenue Bonds Partners Healthcare Series 2012L
07/01/31	5.000%	$2,295,000	$2,576,321
07/01/36	5.000%	1,000,000	1,095,370
UMASS Memorial Issue
Series 2011H
07/01/31	5.500%	2,000,000	2,158,140
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup Series 2008E-1
07/01/33	5.125%	2,000,000	2,077,480
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/35	5.375%	1,000,000	1,044,600
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	1,500,000	1,621,740
Unrefunded Revenue Bonds
Healthcare System-Covenant
Series 2002
07/01/31	6.000%	790,000	799,701
Total			11,373,352
Hotels 1.3%
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(b)
09/01/35	6.500%	2,185,000	1,639,952
Human Service Provider 0.6%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/35	5.500%	750,000	736,597
Joint Power Authority 2.6%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1
07/01/30	5.250%	1,000,000	1,099,120
Massachusetts Municipal Wholesale Electric Co. Revenue Bonds Project 6 Series 2012A
07/01/15	5.000%	2,000,000	2,245,940
Total			3,345,060
Multi-Family 3.6%
Massachusetts Housing Finance Agency (a) Revenue Bonds Housing Series 2011A AMT
12/01/36	5.250%	2,000,000	2,065,480

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Multi-Family (cont.)
Series 2010C AMT
12/01/30	5.000%	$1,000,000	$1,052,230
12/01/42	5.350%	1,500,000	1,582,125
Total			4,699,835
Municipal Power 0.6%
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC) (c)
07/01/29	5.250%	750,000	807,390
Nursing Home 0.5%
Massachusetts Industrial Finance Agency Refunding Revenue Bonds Chelsea Jewish Series 1997A (FHA)
08/01/37	6.500%	690,000	694,278
Other Bond Issue 4.4%
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011A
04/01/37	5.250%	3,000,000	3,295,440
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/42	5.750%	2,000,000	2,456,300
Total			5,751,740
Pool/Bond Bank 4.4%
Massachusetts State Water Pollution Abatement Refunding Revenue Bonds Pool Program Series 2006
08/01/30	5.250%	1,000,000	1,304,500
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	2,445,000	3,065,174
State Revolving Fund
Series 2009-14
08/01/38	5.000%	1,200,000	1,340,412
Total			5,710,086
Prep School 2.9%
Massachusetts Development Finance Agency Revenue Bonds Education-Dexter School Project Series 2007
05/01/26	4.500%	1,600,000	1,659,232
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	1,000,000	1,124,850
Massachusetts Industrial Finance Agency Revenue Bonds Cambridge Friends School Series 1998
09/01/18	5.750%	1,000,000	1,000,510
Total			3,784,592

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Refunded/Escrowed 9.1%
Massachusetts State College Building Authority (d) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/18	0.000%	$4,000,000	$3,649,600
05/01/23	0.000%	3,000,000	2,264,400
Massachusetts Water Resources Authority Revenue Bonds General Series 1993C Escrowed to Maturity (AMBAC/TCRS)
12/01/15	5.250%	610,000	664,491
Series 1992A Escrowed to Maturity
07/15/19	6.500%	2,100,000	2,547,300
Puerto Rico Public Finance Corp. Revenue Bonds Commonwealth Appropriation Series 1998A (AMBAC) (c)
06/01/19	5.375%	2,190,000	2,767,525
Total			11,893,316
Retirement Communities 2.8%
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Loomis Communities Project Series 2002A
03/01/32	6.900%	1,000,000	1,020,910
Groves-Lincoln
Series 2009A
06/01/29	7.500%	1,000,000	1,000,000
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/46	6.250%	2,127,125	1,524,936
Series 2011A-2
11/15/46	5.500%	112,921	69,152
Massachusetts Development Finance Agency (b)(d) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B
11/15/56	0.000%	561,650	2,920
Total			3,617,918
Single Family 1.1%
Massachusetts Housing Finance Agency Revenue Bonds Series 2009-147
06/01/28	4.800%	1,000,000	1,065,290
Massachusetts Housing Finance Agency (a) Revenue Bonds Single Family Series 2010-153 AMT
12/01/27	4.750%	425,000	436,760
Total			1,502,050
Special Non Property Tax 8.9%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
01/01/30	5.500%	2,500,000	3,017,925

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Non Property Tax (cont.)
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2008B
07/01/27	5.250%	$710,000	$912,556
Massachusetts School Building Authority Senior Revenue Bonds Series 2011B
10/15/35	5.000%	1,000,000	1,136,270
Puerto Rico Sales Tax Financing Corp. (c) Revenue Bonds 1st Subordinated Series 2009A
08/01/37	5.750%	2,500,000	2,764,625
Series 2007
08/01/57	5.250%	1,000,000	1,054,410
Series 2011C
08/01/40	5.000%	2,000,000	2,132,560
Territory of Guam Revenue Bonds Series 2011A (c)
01/01/42	5.125%	470,000	510,067
Total			11,528,413
Special Property Tax 2.6%
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011
07/01/36	5.250%	3,000,000	3,324,180
State General Obligation 4.2%
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1991 (NPFGC)
03/01/21	7.000%	1,380,000	1,836,145
Series 1994A (FGIC)
03/01/14	7.000%	1,250,000	1,352,575
Series 1992B (NPFGC)
03/01/16	6.200%	2,025,000	2,232,016
Total			5,420,736
Student Loan 5.0%
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I
01/01/28	6.000%	855,000	972,982
Massachusetts Educational Financing Authority (a) Refunding Revenue Bonds Senior Series 2002E (AMBAC) AMT
01/01/13	5.000%	1,340,000	1,343,176
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	855,000	911,729

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Student Loan (cont.)
Series 2008H (AGM) AMT
01/01/30	6.350%	$655,000	$720,493
Series 2011J AMT
07/01/33	5.625%	2,360,000	2,504,692
Total			6,453,072
Water & Sewer 8.2%
Boston Water & Sewer Commission Refunding Revenue Bonds Senior Series 2009A
11/01/28	5.000%	1,250,000	1,436,625
Revenue Bonds
Senior Series 1992A
11/01/13	5.750%	370,000	387,497
Senior Series 1993A
11/01/19	5.250%	4,750,000	5,537,408
Massachusetts Water Resources Authority Refunding Revenue Bonds General Series 2011C
08/01/28	5.000%	1,500,000	1,765,950
Unrefunded Revenue Bonds
General
Series 1993C (AMBAC/TCRS)
12/01/15	5.250%	390,000	424,839
Series 1993C (TCRS)
12/01/15	5.250%	1,070,000	1,165,583
Total			10,717,902
Total Municipal Bonds (Cost: $112,582,519)			$123,746,906
		Shares	Value
Money Market Funds 3.0%
Dreyfus Massachusetts Municipal Money Market Fund, 0.000% (e)		1,501,727	$1,501,727
JPMorgan Tax-Free Money Market Fund, 0.010% (e)		2,434,943	2,434,943
Total Money Market Funds (Cost: $3,936,670)			$3,936,670
Total Investments (Cost: $116,519,189)			$127,683,576
Other Assets & Liabilities, Net			2,307,788
Total Net Assets			$129,991,364

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  At April 30, 2012, the value of securities subject to alternative minimum tax was $14,302,177, representing 11.00% of net assets.

(b)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2012 was $1,642,872, representing 1.26% of net assets. Information concerning such security holdings at April 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 6.500% 09/01/35	09/20/02 - 04/07/08	$2,141,085
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 0.000% 11/15/56	07/07/08 - 11/24/08	5,674

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $10,036,577 or 7.72% of net assets.

(d)  Zero coupon bond.

(e)  The rate shown is the seven-day current annualized yield at April 30, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$123,746,906	$—	$123,746,906
Total Bonds	—	123,746,906	—	123,746,906
Other
Money Market Funds	3,936,670	—	—	3,936,670
Total Other	3,936,670	—	—	3,936,670
Total	$3,936,670	$123,746,906	$—	$127,683,576

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Statement of Assets and Liabilities – Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $116,519,189)	$127,683,576
Receivable for:
Investments sold	586,187
Capital shares sold	443,165
Interest	1,855,829
Expense reimbursement due from Investment Manager	2,514
Prepaid expense	201
Trustees' deferred compensation plan	32,642
Total assets	130,604,114
Liabilities
Payable for:
Capital shares purchased	99,717
Dividend distributions to shareholders	395,560
Investment management fees	4,252
Distribution and service fees	3,142
Transfer agent fees	20,956
Administration fees	744
Compensation of board members	2,585
Chief compliance officer expenses	496
Other expenses	52,656
Trustees' deferred compensation plan	32,642
Total liabilities	612,750
Net assets applicable to outstanding capital stock	$129,991,364

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Statement of Assets and Liabilities (continued) – Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$118,047,279
Undistributed net investment income	306,899
Accumulated net realized gain	472,799
Unrealized appreciation (depreciation) on:
Investments	11,164,387
Total—representing net assets applicable to outstanding capital stock	$129,991,364
Net assets applicable to outstanding shares
Class A	$117,197,339
Class B	$726,201
Class C	$12,057,932
Class Z	$9,892
Shares outstanding
Class A	14,718,854
Class B	91,209
Class C	1,514,411
Class Z	1,242
Net asset value per share
Class A(a)	$7.96
Class B	$7.96
Class C	$7.96
Class Z	$7.96

(a)  The maximum offering price per share for Class A is $8.36. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Operations – Columbia Massachusetts Tax-Exempt Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$760
Interest	2,946,893
Total income	2,947,653
Expenses:
Investment management fees	253,644
Distribution fees
Class B	3,487
Class C	43,007
Service fees
Class A	143,007
Class B	1,162
Class C	14,348
Transfer agent fees
Class A	82,187
Class B	760
Class C	8,819
Class Z	6
Administration fees	44,388
Compensation of board members	14,491
Custodian fees	3,146
Printing and postage fees	31,059
Registration fees	27,832
Professional fees	26,208
Chief compliance officer expenses	567
Other	6,909
Total expenses	705,027
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(158,275)
Fees waived by Distributor – Class C	(17,181)
Total net expenses	529,571
Net investment income	2,418,082
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	750,481
Net realized gain	750,481
Net change in unrealized appreciation (depreciation) on:
Investments	4,092,470
Net change in unrealized appreciation	4,092,470
Net realized and unrealized gain	4,842,951
Net increase in net assets resulting from operations	$7,261,033

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Changes in Net Assets – Columbia Massachusetts Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011(a)
Operations
Net investment income	$2,418,082	$4,958,962
Net realized gain	750,481	838,199
Net change in unrealized appreciation (depreciation)	4,092,470	(2,500,654)
Net increase in net assets resulting from operations	7,261,033	3,296,507
Distributions to shareholders from:
Net investment income
Class A	(2,187,725)	(4,578,207)
Class B	(14,318)	(64,887)
Class C	(193,056)	(365,495)
Class Z	(179)	(33)
Net realized gains
Class A	(719,546)	(929,002)
Class B	(6,868)	(26,156)
Class C	(69,041)	(84,365)
Class Z	(33)	—
Total distributions to shareholders	(3,190,766)	(6,048,145)
Increase (decrease) in net assets from share transactions	3,077,915	(9,823,746)
Total increase (decrease) in net assets	7,148,182	(12,575,384)
Net assets at beginning of period	122,843,182	135,418,566
Net assets at end of period	$129,991,364	$122,843,182
Undistributed net investment income	$306,899	$284,095

(a)  Class Z shares are for the period from September 1, 2011 (commencement of operations) to October 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Changes in Net Assets (continued) – Columbia Massachusetts Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	725,780	5,740,211	886,416	6,632,031
Distributions reinvested	257,286	2,014,370	464,714	3,459,200
Redemptions	(680,425)	(5,361,230)	(2,366,879)	(17,515,906)
Net increase (decrease)	302,641	2,393,351	(1,015,749)	(7,424,675)
Class B shares
Subscriptions	490	3,806	3,108	23,001
Distributions reinvested	1,939	15,141	6,390	47,325
Redemptions(b)	(52,544)	(417,425)	(326,007)	(2,390,477)
Net decrease	(50,115)	(398,478)	(316,509)	(2,320,151)
Class C shares
Subscriptions	194,204	1,525,146	205,048	1,563,155
Distributions reinvested	21,306	166,864	33,545	249,745
Redemptions	(78,095)	(613,488)	(255,533)	(1,896,853)
Net increase (decrease)	137,415	1,078,522	(16,940)	(83,953)
Class Z shares
Subscriptions	560	4,308	651	5,000
Distributions reinvested	27	212	4	33
Net increase	587	4,520	655	5,033
Total net increase (decrease)	390,528	3,077,915	(1,348,543)	(9,823,746)

(a)  Class Z shares are for the period from September 1, 2011 (commencement of operations) to October 31, 2011.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Financial Highlights – Columbia Massachusetts Tax-Exempt Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$7.71		$7.84		$7.57		$6.98		$7.69		$7.94
Income from investment operations:
Net investment income	0.15		0.31		0.31		0.31		0.31		0.31
Net realized and unrealized gain (loss)	0.30		(0.07)		0.30		0.63		(0.71)		(0.18)
Total from investment operations	0.45		0.24		0.61		0.94		(0.40)		0.13
Less distributions to shareholders from:
Net investment income	(0.15)		(0.31)		(0.30)		(0.30)		(0.31)		(0.31)
Net realized gains	(0.05)		(0.06)		(0.04)		(0.05)		—		(0.07)
Total distributions to shareholders	(0.20)		(0.37)		(0.34)		(0.35)		(0.31)		(0.38)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$7.96		$7.71		$7.84		$7.57		$6.98		$7.69
Total return	5.90%		3.37%		8.30%		13.82%		(5.46%)		1.65%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.04	%(c)	1.00%		0.96%		0.94%		0.96	%(d)	1.01	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.79	%(c)	0.80	%(f)	0.83	%(f)	0.85	%(f)	0.96	%(d)(f)	1.01	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.04	%(c)	1.00%		0.96%		0.94%		0.93%		0.94%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.79	%(c)	0.80	%(f)	0.83	%(f)	0.85	%(f)	0.93	%(f)	0.94	%(f)
Net investment income	3.86	%(c)	4.13	%(f)	4.02	%(f)	4.18	%(f)	4.08	%(f)	3.96	%(f)
Supplemental data
Net assets, end of period (in thousands)	$117,197		$111,134		$120,910		$117,193		$108,149		$128,833
Portfolio turnover	13%		26%		8%		15%		16%		14%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Financial Highlights (continued) – Columbia Massachusetts Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$7.71		$7.84		$7.57		$6.98		$7.69		$7.94
Income from investment operations:
Net investment income	0.12		0.25		0.25		0.25		0.25		0.25
Net realized and unrealized gain (loss)	0.30		(0.06)		0.31		0.64		(0.71)		(0.18)
Total from investment operations	0.42		0.19		0.56		0.89		(0.46)		0.07
Less distributions to shareholders from:
Net investment income	(0.12)		(0.26)		(0.25)		(0.25)		(0.25)		(0.25)
Net realized gains	(0.05)		(0.06)		(0.04)		(0.05)		—		(0.07)
Total distributions to shareholders	(0.17)		(0.32)		(0.29)		(0.30)		(0.25)		(0.32)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$7.96		$7.71		$7.84		$7.57		$6.98		$7.69
Total return	5.51%		2.60%		7.50%		12.98%		(6.16%)		0.90%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.80	%(c)	1.76%		1.71%		1.69%		1.71	%(d)	1.76	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.54	%(c)	1.56	%(f)	1.58	%(f)	1.60	%(f)	1.71	%(d)(f)	1.76	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.80	%(c)	1.76%		1.71%		1.69%		1.68%		1.69%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.54	%(c)	1.56	%(f)	1.58	%(f)	1.60	%(f)	1.68	%(f)	1.69	%(f)
Net investment income	3.12	%(c)	3.40	%(f)	3.29	%(f)	3.46	%(f)	3.32	%(f)	3.21	%(f)
Supplemental data
Net assets, end of period (in thousands)	$726		$1,089		$3,587		$6,641		$10,518		$14,941
Portfolio turnover	13%		26%		8%		15%		16%		14%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights (continued) – Columbia Massachusetts Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$7.71		$7.84		$7.57		$6.98		$7.69		$7.94
Income from investment operations:
Net investment income	0.13		0.27		0.28		0.27		0.27		0.27
Net realized and unrealized gain (loss)	0.30		(0.06)		0.30		0.64		(0.71)		(0.18)
Total from investment operations	0.43		0.21		0.58		0.91		(0.44)		0.09
Less distributions to shareholders from:
Net investment income	(0.13)		(0.28)		(0.27)		(0.27)		(0.27)		(0.27)
Net realized gains	(0.05)		(0.06)		(0.04)		(0.05)		—		(0.07)
Total distributions to shareholders	(0.18)		(0.34)		(0.31)		(0.32)		(0.27)		(0.34)
Proceeds from regulatory settlements	—		—		0.00	(a)	—		—		—
Net asset value, end of period	$7.96		$7.71		$7.84		$7.57		$6.98		$7.69
Total return	5.66%		2.92%		7.81%		13.31%		(5.88%)		1.20%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.80	%(c)	1.76%		1.71%		1.69%		1.71	%(d)	1.76	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.24	%(c)	1.26	%(f)	1.28	%(f)	1.30	%(f)	1.41	%(d)(f)	1.46	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.80	%(c)	1.76%		1.71%		1.69%		1.68%		1.69%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.24	%(c)	1.26	%(f)	1.28	%(f)	1.30	%(f)	1.38	%(f)	1.39	%(f)
Net investment income	3.41	%(c)	3.68	%(f)	3.57	%(f)	3.73	%(f)	3.63	%(f)	3.51	%(f)
Supplemental data
Net assets, end of period (in thousands)	$12,058		$10,614		$10,922		$10,339		$8,670		$10,683
Portfolio turnover	13%		26%		8%		15%		16%		14%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia Massachusetts Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended Oct. 31, 2011(a)
Class Z
Per share data
Net asset value, beginning of period	$7.71		$7.69
Income from investment operations:
Net investment income	0.16		0.05
Net realized and unrealized gain	0.30		0.02	(b)
Total from investment operations	0.46		0.07
Less distributions to shareholders from:
Net investment income	(0.16)		(0.05)
Net realized gains	(0.05)		—
Total distributions to shareholders	(0.21)		(0.05)
Net asset value, end of period	$7.96		$7.71
Total return	6.04%		0.93%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.80	%(d)	0.71	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.54	%(d)	0.52	%(d)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.80	%(d)	0.71	%(d)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.54	%(d)	0.52	%(d)
Net investment income	4.12	%(d)	4.20	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$5
Portfolio turnover	13%		26%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 (commencement of operations) to October 31, 2011.

(b)  Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Notes to Financial Statements – Columbia Massachusetts Tax-Exempt Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia Massachusetts Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

17

Columbia Massachusetts Tax-Exempt Fund, April 30, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods

18

Columbia Massachusetts Tax-Exempt Fund, April 30, 2012 (Unaudited)

beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.16
Class C	0.15
Class Z	0.14

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months

19

Columbia Massachusetts Tax-Exempt Fund, April 30, 2012 (Unaudited)

ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares, only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $40,758 for Class A shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $116,519,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,567,000
Unrealized depreciation	$(1,402,000)
Net unrealized appreciation	$11,165,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require

20

Columbia Massachusetts Tax-Exempt Fund, April 30, 2012 (Unaudited)

recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $16,611,882 and $16,151,518, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At April 30, 2012, the Fund did not have any securities on loan.

Note 7. Shareholder Concentration

At April 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 31.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate,

21

Columbia Massachusetts Tax-Exempt Fund, April 30, 2012 (Unaudited)

the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

22

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Massachusetts Tax-Exempt Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

23

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the eighth, seventy-fifth and forty-second percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the

24

first and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or

25

redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Massachusetts Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

29

Columbia Massachusetts Tax-Exempt Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1020 D (6/12)

Columbia New York Intermediate Municipal Bond Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	20

Board Consideration and Approval of Advisory Agreement	27

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia New York Intermediate Municipal Bond Fund

Average annual total return as of 04/30/12 (%)

Share class	A*		B*		C*		T		Z
Inception	11/25/02		11/25/02		11/25/02		12/31/91		12/31/91
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	4.30	0.88	3.82	0.82	4.09	3.09	4.34	–0.59	4.42
1-year	8.32	4.78	7.43	4.43	7.88	6.88	8.42	3.27	8.58
5-year	4.78	4.09	3.99	3.99	4.37	4.37	4.89	3.88	5.05
10-year	4.29	3.78	3.50	3.50	3.87	3.87	4.39	3.88	4.55

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares (for the 6-month, 1-year and 5-year periods), 4.75% for Class A shares (for the 10-year period) and 4.75% for Class T shares, respectively and the applicable contingent deferred sales charge of 3.00% in the first year, declining to 1.00% in the fourth year, and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since Fund inception) include the returns of the fund's Z shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-fund/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by the interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the fund could affect the overall value of the fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

2 The Barclays New York 3-15 Year Blend Municipal Bond Index tracks the investment grade bonds issued from the state of New York and its municipalities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+4.30%

Class A shares (without sales charge)

+4.86%

Barclays 3-15 Year Blend Municipal Bond Index[1]

+4.38%

Barclays New York 3-15 Year Blend Municipal Bond Index[2]

Quality Breakdown3

at April 30, 2012 (%)
AAA rating	4.8
AA rating	54.7
A rating	26.9
BBB rating	10.9
Non-investment grade	0.8
Not rated	1.9

3Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia New York Intermediate Municipal Bond Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,043.00	1,021.18	3.76	3.72	0.74
Class B	1,000.00	1,000.00	1,038.20	1,017.40	7.60	7.52	1.50
Class C	1,000.00	1,000.00	1,040.90	1,019.19	5.78	5.72	1.14
Class T	1,000.00	1,000.00	1,043.40	1,021.63	3.30	3.27	0.65
Class Z	1,000.00	1,000.00	1,044.20	1,022.38	2.54	2.51	0.50

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 94.9%
Disposal 1.8%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$4,025,595
Oneida-Herkimer Solid Waste Management Authority Revenue Bonds Series 2011
04/01/19	5.000%	830,000	967,846
04/01/20	5.000%	870,000	1,012,332
Total			6,005,773
Higher Education 9.2%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A (a)
07/01/20	5.000%	1,055,000	1,253,055
New York State Dormitory Authority Revenue Bonds Barnard College Series 2007A (NPFGC/FGIC)
07/01/18	5.000%	1,745,000	2,032,541
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,698,317
Series 2009A
07/01/25	5.000%	1,000,000	1,172,800
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,500,480
Series 2010A
07/01/21	5.000%	1,000,000	1,168,370
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	3,071,500
07/01/20	5.750%	2,000,000	2,568,700
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,383,930
Series 2001A (AMBAC)
07/01/12	5.750%	2,500,000	2,523,350
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,190,990
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,135,980
Oneida County Industrial Development Agency (b) Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	1,000,000	889,570
07/01/20	0.000%	1,000,000	789,990
St. Lawrence County Industrial Development Agency Revenue Bonds
St. Lawrence University
Series 2009A
10/01/16	5.000%	3,000,000	3,430,740
Total			29,810,313

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital 9.2%
Albany Industrial Development Agency Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	$500,000	$568,730
11/15/27	5.250%	1,000,000	1,075,450
Series 2008E
11/15/22	5.250%	500,000	553,915
Monroe County Industrial Development Agency Refunding Revenue Bonds
Highland Hospital of Rochester
Series 2005
08/01/22	5.000%	700,000	730,576
Nassau County Local Economic Assistance Corp. Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,084,610
07/01/20	5.000%	2,815,000	3,176,615
New York State Dormitory Authority Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,115,360
Memorial Sloan-Kettering
Series 2012-1
07/01/21	4.000%	1,250,000	1,426,962
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	585,205
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,862,827
Series 2011A
07/01/31	5.000%	2,000,000	2,126,880
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,028,920
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,256,680
Series 2011A
07/01/23	5.125%	1,000,000	1,091,150
North Shore-Long Island Jewish Health
Series 2009A
05/01/30	5.250%	4,000,000	4,379,400
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,425,506
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	250,000	271,290
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,101,230
White Plains Hospital
Series 2004 (FHA)
02/15/18	4.625%	345,000	364,268

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2004A
12/01/13	5.000%	$485,000	$509,294
Series 2007B
12/01/22	5.000%	500,000	532,750
12/01/27	5.125%	500,000	520,020
Total			29,787,638
Investor Owned 0.9%
New York State Energy Research & Development Authority Revenue Bonds
Rochester Gas & Electric Corp.
Series 2004A (NPFGC)
05/15/32	4.750%	2,650,000	2,903,314
Local Appropriation 0.9%
New York State Dormitory Authority Revenue Bonds
Municipal Health Facilities
Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,855,475
Local General Obligation 12.1%
City of New York Unlimited General Obligation Bonds
Series 2004G
12/01/19	5.000%	2,430,000	2,686,414
Series 2005G
08/01/16	5.250%	500,000	589,170
Series 2007C
01/01/15	5.000%	4,000,000	4,460,840
Series 2007D-1
12/01/21	5.000%	2,000,000	2,332,500
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,342,340
Unlimited General Obligation Refunding Bonds Series 2007D
02/01/24	5.000%	2,000,000	2,326,100
City of Yonkers Unlimited General Obligation Bonds Series 2005B (NPFGC)
08/01/21	5.000%	2,425,000	2,563,322
08/01/22	5.000%	2,545,000	2,677,111
County of Albany Unlimited General Obligation Bonds
Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,093,580
County of Monroe Unlimited General Obligation Bonds
Series 2009A (AGM)
06/01/14	5.000%	3,000,000	3,265,020
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,383,345
County of Nassau Unlimited General Obligation Improvement Bonds
Series 2010A
04/01/18	4.000%	1,340,000	1,502,006

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Local General Obligation (cont.)
County of Suffolk Unlimited General Obligation Refunding Bonds
Series 2012A
04/01/20	5.000%	$1,680,000	$1,985,105
Mount Vernon City School District Unlimited General Obligation Refunding Bonds Series 2012
08/15/18	5.000%	2,570,000	2,995,823
Newark Central School District Unlimited General Obligation Refunding Bonds Series 2012
06/15/18	5.000%	2,100,000	2,475,627
Ravena Coeymans Selkirk Central School District Unlimited General Obligation Refunding Bonds Series 2012
06/15/17	4.000%	1,370,000	1,538,044
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
10/15/24	4.250%	1,000,000	1,065,680
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/23	5.000%	565,000	686,955
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/01/18	5.000%	1,000,000	1,211,390
Total			39,180,372
Multi-Family 0.6%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	1,700,000	1,848,359
Municipal Power 2.4%
Long Island Power Authority Revenue Bonds General Series 2011A
05/01/21	5.000%	1,000,000	1,204,000
Series 2009A
04/01/21	5.250%	1,000,000	1,184,180
04/01/22	5.500%	3,000,000	3,584,970
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ (c)
07/01/24	5.250%	1,620,000	1,765,735
Total			7,738,885
Nursing Home 1.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/13	4.875%	10,000	10,065
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,201,600
Total			4,211,665

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Other Bond Issue 1.8%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	$625,000	$669,631
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	2,350,000	2,595,669
Puerto Rico Housing Finance Authority Subordinated Revenue Bonds Capital Fund Modernization Series 2008 (c)
12/01/13	5.000%	2,000,000	2,123,140
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	500,000	522,455
Total			5,910,895
Pool/Bond Bank 7.2%
New York Municipal Bond Bank Agency Revenue Bonds Series 2003C
12/01/21	5.250%	3,330,000	3,492,404
Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,522,600
New York State Dormitory Authority Revenue Bonds School District Financing Program Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,435,900
School Districts Financing Program
Series 2009C
10/01/21	5.000%	5,000,000	5,837,950
School Districts-Financing Program
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,465,840
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,568,890
Total			23,323,584
Ports 1.7%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 135th Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,605,990
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,854,599
Total			5,460,589

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Recreation 2.7%
New York City Industrial Development Agency Revenue Bonds Pilot - Yankee Stadium Series 2006 (NPFGC)
03/01/15	5.000%	$1,150,000	$1,259,446
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	875,602
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,056,470
New York City Trust for Cultural Resources Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/26	5.000%	4,850,000	5,493,546
Total			8,685,064
Refunded/Escrowed 10.6%
City of New York Prerefunded 06/01/13 Unlimited General Obligation Bonds Series 2003J
06/01/16	5.500%	1,250,000	1,321,213
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/20	0.000%	2,210,000	1,869,549
Long Island Power Authority Revenue Bonds General Series 1998A Escrowed to Maturity (AGM)
12/01/13	5.500%	2,000,000	2,160,000
12/01/14	5.250%	5,000,000	5,606,700
Metropolitan Transportation Authority Prerefunded 07/01/13 Revenue Bonds Service Contract Series 1997-8 (AGM)
07/01/21	5.375%	3,000,000	3,179,790
Prerefunded 10/01/15 Revenue Bonds
Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,304,740
New York City Municipal Water Finance Authority Prerefunded 06/15/12 Revenue Bonds Series 2002A (AGM)
06/15/16	5.375%	5,000,000	5,032,250
New York City Transitional Finance Authority Prerefunded 08/01/13 Revenue Bonds Future Tax Secured Series 2003
08/01/17	5.250%	2,000,000	2,124,560
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Memorial Sloan Center Series 2003-1 Escrowed to Maturity (NPFGC) (b)
07/01/25	0.000%	3,750,000	2,730,037
New York State Thruway Authority Prerefunded 04/01/13 Revenue Bonds Series 2003A (NPFGC)
04/01/17	5.250%	1,750,000	1,830,973

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Refunded/Escrowed (cont.)
Puerto Rico Highway & Transportation Authority Prerefunded Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (c)
07/01/22	5.250%	$355,000	$454,659
Red Hook Central School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
06/15/17	5.125%	890,000	895,491
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	2,000,000	2,618,760
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	2,000,000	2,223,780
Total			34,352,502
Retirement Communities 0.1%
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	337,888
Single Family 0.3%
New York Mortgage Agency Revenue Bonds Homeowner Mortgage Series 2005-128
10/01/16	4.350%	1,000,000	1,068,510
Special Non Property Tax 13.3%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC)
11/15/18	5.250%	800,000	983,904
Nassau County Interim Finance Authority Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	5,000,000	5,581,250
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2007S-2 (NPFGC/FGIC)
01/15/21	5.000%	4,300,000	4,892,325
New York City Transitional Finance Authority Refunding Revenue Bonds Future Tax Secured Senior Series 2005A-1
11/01/19	5.000%	3,000,000	3,378,540
Revenue Bonds
Future Tax Secured
Series 2009A
05/01/27	5.000%	5,000,000	5,863,200
New York Local Government Assistance Corp. Refunding Revenue Bonds Series 1993E
04/01/14	6.000%	2,335,000	2,500,014

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Non Property Tax (cont.)
New York State Dormitory Authority Refunding Revenue Bonds Education Series 2005B (AMBAC)
03/15/26	5.500%	$1,000,000	$1,334,570
New York State Environmental Facilities Corp. Revenue Bonds Series 2004A (NPFGC/FGIC)
12/15/21	5.000%	2,685,000	2,972,375
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,677,802
New York State Thruway Authority Revenue Bonds 2nd General Series 2005B (AMBAC)
04/01/19	5.000%	2,500,000	2,840,750
Series 2005A (NPFGC)
04/01/22	5.000%	500,000	558,625
Series 2008A
04/01/21	5.000%	1,000,000	1,172,160
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,186,950
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2005BB (AGM) (c)
07/01/22	5.250%	645,000	746,536
Sales Tax Asset Receivables Corp. Revenue Bonds Series 2004A (NPFGC)
10/15/22	5.000%	4,000,000	4,420,840
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	2,755,000	2,958,347
Total			43,068,188
State Appropriated 7.5%
Erie County Industrial Development Agency (The) Revenue Bonds City School District of Buffalo Project Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,194,110
School District of Buffalo Project
Series 2011A
05/01/30	5.250%	1,440,000	1,643,918
New York State Dormitory Authority Refunding Revenue Bonds Consolidated Service Contract Series 2009A
07/01/24	5.000%	3,000,000	3,478,710
Revenue Bonds
Schools Program
Series 2000
07/01/20	6.250%	1,685,000	1,692,869
Series 2009
02/15/18	5.500%	1,000,000	1,221,880

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State Appropriated (cont.)
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/21	5.500%	$1,000,000	$1,273,550
Series 1993A
05/15/15	5.250%	2,000,000	2,205,740
05/15/19	5.500%	2,500,000	2,991,475
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,525,713
Series 2002B (AMBAC)
11/15/26	5.250%	1,500,000	1,503,135
New York State Urban Development Corp. Refunding Revenue Bonds Service Contract Series 2008B
01/01/26	5.000%	3,125,000	3,463,344
Series 2008C
01/01/22	5.000%	2,000,000	2,291,540
Total			24,485,984
State General Obligation 0.8%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M (c)
07/01/23	6.250%	2,250,000	2,685,465
Tobacco 0.3%
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds Turbo Series 2008B
06/01/28	5.375%	1,150,000	995,176
Transportation 4.9%
Metropolitan Transportation Authority Revenue Bonds Mandatory Tender Series 2008B
11/15/30	5.000%	1,000,000	1,099,470
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	917,190
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,599,360
Series 2006B
11/15/16	5.000%	1,500,000	1,753,020
Series 2007B
11/15/22	5.000%	1,500,000	1,716,555
Series 2008C
11/15/23	6.250%	3,570,000	4,347,010
Series 2010D
11/15/28	5.250%	3,000,000	3,413,160
Total			15,845,765
Turnpike/Bridge/Toll Road 3.9%
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	2,000,000	2,213,080

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Turnpike/Bridge/Toll Road (cont.)
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2002B
11/15/13	5.250%	$2,015,000	$2,166,669
Series 2011A
01/01/25	5.000%	3,000,000	3,594,960
Revenue Bonds
General
Series 2006A
11/15/19	5.000%	2,000,000	2,323,680
General Purpose
Series 2008
11/15/21	5.000%	2,000,000	2,377,420
Total			12,675,809
Water & Sewer 1.4%
Onondaga County Water Authority Revenue Bonds General Series 2005A (AMBAC)
09/15/22	5.000%	895,000	1,010,070
09/15/23	5.000%	940,000	1,045,957
Rensselaer County Water Service & Sewer Authority Revenue Bonds Sewer Service Series 2008
09/01/28	5.100%	1,155,000	1,265,337
Water Service
Series 2008
09/01/28	5.100%	1,060,000	1,151,192
Total			4,472,556
Total Municipal Bonds (Cost: $281,912,103)			$307,709,769
		Shares	Value
Money Market Funds 4.1%
Dreyfus New York AMT-Free Municipal Money Market, 0.000% (d)		6,008,393	$6,008,393
JPMorgan Tax-Free Money Market Fund, 0.010% (d)		7,213,924	7,213,924
Total Money Market Funds (Cost: $13,222,317)			$13,222,317
Total Investments (Cost: $295,134,420)			$320,932,086
Other Assets & Liabilities, Net			3,087,218
Total Net Assets			$324,019,304

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents a security purchased on a when-issued or delayed delivery basis.

(b)  Zero coupon bond.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $10,733,882 or 3.31% of net assets.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2012.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

CIFG  IXIS Financial Guaranty

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

TCRS  Transferable Custodial Receipts

XLCA  XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair Value at April 30, 2012
Description	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Bonds
Municipal Bonds	$—	$307,709,769	$—	$307,709,769
Total Bonds	—	307,709,769	—	307,709,769
Other
Money Market Funds	13,222,317	—	—	13,222,317
Total Other	13,222,317	—	—	13,222,317
Total	$13,222,317	$307,709,769	$—	$320,932,086

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $295,134,420)	$320,932,086
Receivable for:
Capital shares sold	1,501,099
Interest	4,147,351
Expense reimbursement due from Investment Manager	5,732
Prepaid expense	804
Trustees' deferred compensation plan	27,626
Total assets	326,614,698
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,251,167
Capital shares purchased	399,427
Dividend distributions to shareholders	841,942
Investment management fees	10,594
Distribution and service fees	1,608
Transfer agent fees	17,953
Administration fees	1,824
Compensation of board members	4,192
Chief compliance officer expenses	183
Other expenses	38,878
Trustees' deferred compensation plan	27,626
Total liabilities	2,595,394
Net assets applicable to outstanding capital stock	$324,019,304

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$299,026,533
Undistributed net investment income	176,273
Accumulated net realized loss	(981,168)
Unrealized appreciation (depreciation) on:
Investments	25,797,666
Total—representing net assets applicable to outstanding capital stock	$324,019,304
Net assets applicable to outstanding shares
Class A	$20,408,158
Class B	$302,060
Class C	$19,691,454
Class T	$9,470,950
Class Z	$274,146,682
Shares outstanding
Class A	1,642,163
Class B	24,314
Class C	1,584,605
Class T	762,177
Class Z	22,061,878
Net asset value per share
Class A(a)	$12.43
Class B	$12.42
Class C	$12.43
Class T(a)	$12.43
Class Z	$12.43

(a)  The maximum offering price per share for Class A is $12.85 and Class T is $13.05. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.25% for Class A and by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for Class T.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia New York Intermediate Municipal Bond Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$433
Interest	5,965,744
Total income	5,966,177
Expenses:
Investment management fees	627,617
Distribution fees
Class B	1,699
Class C	65,911
Service fees
Class A	22,681
Class B	566
Class C	21,978
Shareholder service fee – Class T	7,110
Transfer agent fees
Class A	16,150
Class B	466
Class C	15,954
Class T	9,179
Class Z	251,522
Administration fees	108,209
Compensation of board members	22,698
Custodian fees	5,479
Printing and postage fees	30,292
Registration fees	43,682
Professional fees	24,650
Chief compliance officer expenses	362
Other	12,727
Total expenses	1,288,932
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(386,616)
Fees waived by Distributor – Class C	(30,745)
Total net expenses	871,571
Net investment income	5,094,606
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	36,030
Net realized gain	36,030
Net change in unrealized appreciation (depreciation) on:
Investments	8,096,591
Net change in unrealized appreciation	8,096,591
Net realized and unrealized gain	8,132,621
Net increase in net assets resulting from operations	$13,227,227

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia New York Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Operations
Net investment income	$5,094,606	$10,336,710
Net realized gain	36,030	334,681
Net change in unrealized appreciation (depreciation)	8,096,591	(2,792,748)
Net increase in net assets resulting from operations	13,227,227	7,878,643
Distributions to shareholders from:
Net investment income
Class A	(277,037)	(422,806)
Class B	(5,221)	(16,435)
Class C	(232,407)	(386,449)
Class T	(149,259)	(335,085)
Class Z	(4,422,600)	(9,117,123)
Total distributions to shareholders	(5,086,524)	(10,277,898)
Increase (decrease) in net assets from share transactions	17,446,808	(28,428,745)
Total increase (decrease) in net assets	25,587,511	(30,828,000)
Net assets at beginning of period	298,431,793	329,259,793
Net assets at end of period	$324,019,304	$298,431,793
Undistributed net investment income	$176,273	$168,191

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia New York Intermediate Municipal Bond Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	571,760	7,069,458	680,452	8,129,296
Distributions reinvested	18,888	233,629	25,334	301,939
Redemptions	(223,429)	(2,766,626)	(428,180)	(5,078,822)
Net increase	367,219	4,536,461	277,606	3,352,413
Class B shares
Subscriptions	6,798	82,934	295	3,482
Distributions reinvested	228	2,822	581	6,906
Redemptions	(20,669)	(255,305)	(46,583)	(545,881)
Net decrease	(13,643)	(169,549)	(45,707)	(535,493)
Class C shares
Subscriptions	501,825	6,184,379	462,728	5,509,783
Distributions reinvested	9,961	123,216	16,798	200,011
Redemptions	(113,327)	(1,400,077)	(300,163)	(3,563,549)
Net increase	398,459	4,907,518	179,363	2,146,245
Class T shares
Subscriptions	1,498	18,510	4,125	49,079
Distributions reinvested	7,354	90,935	16,746	199,199
Redemptions	(25,077)	(310,833)	(145,887)	(1,729,797)
Net decrease	(16,225)	(201,388)	(125,016)	(1,481,519)
Class Z shares
Subscriptions	2,134,816	26,362,777	3,697,552	43,887,293
Distributions reinvested	44,791	553,869	90,984	1,082,992
Redemptions	(1,499,943)	(18,542,880)	(6,532,538)	(76,880,676)
Net increase (decrease)	679,664	8,373,766	(2,744,002)	(31,910,391)
Total net increase (decrease)	1,415,474	17,446,808	(2,457,756)	(28,428,745)

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia New York Intermediate Municipal Bond Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$12.10		$12.14		$11.76		$11.03		$11.54		$11.68
Income from investment operations:
Net investment income	0.19		0.39		0.38		0.39		0.40		0.38
Net realized and unrealized gain (loss)	0.33		(0.04)		0.38		0.73		(0.51)		(0.14)
Total from investment operations	0.52		0.35		0.76		1.12		(0.11)		0.24
Less distributions to shareholders from:
Net investment income	(0.19)		(0.39)		(0.38)		(0.39)		(0.40)		(0.38)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.19)		(0.39)		(0.38)		(0.39)		(0.40)		(0.38)
Net asset value, end of period	$12.43		$12.10		$12.14		$11.76		$11.03		$11.54
Total return	4.30%		2.99%		6.59%		10.30%		(1.02%)		2.12%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.99	%(c)	0.98%		0.93%		0.91%		0.93%		1.07%
Net expenses after fees waived or expenses reimbursed(d)	0.74	%(c)	0.76	%(e)	0.80	%(e)	0.78	%(e)	0.75	%(e)	1.07	%(e)
Net investment income	3.06	%(c)	3.30	%(e)	3.20	%(e)	3.39	%(e)	3.44	%(e)	3.30	%(e)
Supplemental data
Net assets, end of period (in thousands)	$20,408		$15,431		$12,110		$8,452		$4,200		$1,874
Portfolio turnover	3%		8%		10%		20%		9%		9%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia New York Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$12.10		$12.14		$11.76		$11.03		$11.54		$11.68
Income from investment operations:
Net investment income	0.14		0.30		0.30		0.31		0.32		0.30
Net realized and unrealized gain (loss)	0.32		(0.04)		0.37		0.73		(0.51)		(0.14)
Total from investment operations	0.46		0.26		0.67		1.04		(0.19)		0.16
Less distributions to shareholders from:
Net investment income	(0.14)		(0.30)		(0.29)		(0.31)		(0.32)		(0.30)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.14)		(0.30)		(0.29)		(0.31)		(0.32)		(0.30)
Net asset value, end of period	$12.42		$12.10		$12.14		$11.76		$11.03		$11.54
Total return	3.82%		2.23%		5.80%		9.49%		(1.74%)		1.36%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.76	%(c)	1.75%		1.68%		1.66%		1.68%		1.82%
Net expenses after fees waived or expenses reimbursed(d)	1.50	%(c)	1.52	%(e)	1.55	%(e)	1.53	%(e)	1.50	%(e)	1.82	%(e)
Net investment income	2.30	%(c)	2.55	%(e)	2.47	%(e)	2.67	%(e)	2.77	%(e)	2.55	%(e)
Supplemental data
Net assets, end of period (in thousands)	$302		$459		$1,016		$1,453		$1,503		$1,804
Portfolio turnover	3%		8%		10%		20%		9%		9%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia New York Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$12.10		$12.14		$11.76		$11.03		$11.54		$11.68
Income from investment operations:
Net investment income	0.16		0.34		0.33		0.34		0.36		0.33
Net realized and unrealized gain (loss)	0.33		(0.04)		0.39		0.74		(0.51)		(0.13)
Total from investment operations	0.49		0.30		0.72		1.08		(0.15)		0.20
Less distributions to shareholders from:
Net investment income	(0.16)		(0.34)		(0.34)		(0.35)		(0.36)		(0.34)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.16)		(0.34)		(0.34)		(0.35)		(0.36)		(0.34)
Net asset value, end of period	$12.43		$12.10		$12.14		$11.76		$11.03		$11.54
Total return	4.09%		2.57%		6.16%		9.87%		(1.40%)		1.71%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.74	%(c)	1.73%		1.67%		1.66%		1.68%		1.82%
Net expenses after fees waived or expenses reimbursed(d)	1.14	%(c)	1.16	%(e)	1.20	%(e)	1.18	%(e)	1.15	%(e)	1.47	%(e)
Net investment income	2.65	%(c)	2.89	%(e)	2.77	%(e)	2.96	%(e)	3.09	%(e)	2.89	%(e)
Supplemental data
Net assets, end of period (in thousands)	$19,691		$14,355		$12,224		$5,861		$2,649		$2,019
Portfolio turnover	3%		8%		10%		20%		9%		9%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia New York Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class T
Per share data
Net asset value, beginning of period	$12.10		$12.14		$11.76		$11.03		$11.54		$11.68
Income from investment operations:
Net investment income	0.19		0.40		0.40		0.41		0.42		0.39
Net realized and unrealized gain (loss)	0.33		(0.04)		0.38		0.72		(0.52)		(0.14)
Total from investment operations	0.52		0.36		0.78		1.13		(0.10)		0.25
Less distributions to shareholders from:
Net investment income	(0.19)		(0.40)		(0.40)		(0.40)		(0.41)		(0.39)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.19)		(0.40)		(0.40)		(0.40)		(0.41)		(0.39)
Net asset value, end of period	$12.43		$12.10		$12.14		$11.76		$11.03		$11.54
Total return	4.34%		3.09%		6.69%		10.42%		(0.90%)		2.22%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.90	%(c)	0.89%		0.83%		0.81%		0.83%		0.97%
Net expenses after fees waived or expenses reimbursed(d)	0.65	%(c)	0.67	%(e)	0.70	%(e)	0.68	%(e)	0.65	%(e)	0.97	%(e)
Net investment income	3.16	%(c)	3.40	%(e)	3.31	%(e)	3.52	%(e)	3.62	%(e)	3.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$9,471		$9,420		$10,969		$11,667		$11,520		$13,575
Portfolio turnover	3%		8%		10%		20%		9%		9%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Financial Highlights (continued) – Columbia New York Intermediate Municipal Bond Fund

	Six months ended April 30, 2012		Year ended Oct. 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class Z
Per share data
Net asset value, beginning of period	$12.10		$12.14		$11.76		$11.03		$11.54		$11.68
Income from investment operations:
Net investment income	0.20		0.42		0.41		0.42		0.42		0.41
Net realized and unrealized gain (loss)	0.33		(0.04)		0.38		0.73		(0.50)		(0.14)
Total from investment operations	0.53		0.38		0.79		1.15		(0.08)		0.27
Less distributions to shareholders from:
Net investment income	(0.20)		(0.42)		(0.41)		(0.42)		(0.43)		(0.41)
Net realized gains	—		—		—		—		—		(0.00	)(a)
Total distributions to shareholders	(0.20)		(0.42)		(0.41)		(0.42)		(0.43)		(0.41)
Net asset value, end of period	$12.43		$12.10		$12.14		$11.76		$11.03		$11.54
Total return	4.42%		3.24%		6.85%		10.58%		(0.75%)		2.37%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.75	%(c)	0.73%		0.68%		0.66%		0.68%		0.82%
Net expenses after fees waived or expenses reimbursed(d)	0.50	%(c)	0.52	%(e)	0.55	%(e)	0.53	%(e)	0.50	%(e)	0.82	%(e)
Net investment income	3.31	%(c)	3.55	%(e)	3.46	%(e)	3.66	%(e)	3.73	%(e)	3.55	%(e)
Supplemental data
Net assets, end of period (in thousands)	$274,147		$258,766		$292,941		$293,160		$272,139		$130,411
Portfolio turnover	3%		8%		10%		20%		9%		9%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

19

Notes to Financial Statements – Columbia New York Intermediate Municipal Bond Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class T and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class T shares are subject to a maximum front-end sales charge of 3.25% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia Funds (formerly named Liberty funds).

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

20

Columbia New York Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued

21

Columbia New York Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

22

Columbia New York Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.21
Class C	0.18
Class T	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for the Class T shares from falling below 0.00% on a daily basis. The annualized effective shareholder services fee for the six months ended April 30, 2012 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $20,195 for Class A, $27 for Class B, $668 for Class C and $14 for Class T shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.75%
Class B	1.50
Class C	1.50
Class T	0.65
Class Z	0.50

23

Columbia New York Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $295,134,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,814,000
Unrealized depreciation	(16,000)
Net unrealized appreciation	$25,798,000

The following capital loss carryforward, determined as of October 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$1,006,068

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $27,726,380 and $9,770,000, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and

24

Columbia New York Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At April 30, 2012, the Fund did not have any securities on loan.

Note 7. Shareholder Concentration

At April 30, 2012, one unaffiliated shareholder account owned 75% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

25

Columbia New York Intermediate Municipal Bond Fund, April 30, 2012 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

26

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia New York Intermediate Municipal Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

27

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the fiftieth, thirty-eighth and fiftieth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily

28

net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that

29

the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

30

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Intermediate Municipal Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

33

Columbia New York Intermediate Municipal Bond Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1745 D (6/12)

Columbia New York Tax-Exempt Fund

Semiannual Report for the Period Ended April 30, 2012

Not FDIC insured • No bank guarantee • May lose value

Performance Information	1

Fund Expense Example	2

Portfolio of Investments	3

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	19

Board Consideration and Approval of Advisory Agreement	26

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholders,

A stock market rally that commenced in the fourth quarter of 2011 continued into 2012 in the United States and around the world, as all major market regions generated double-digit returns for the three-month period ended March 31, 2012. Volatility declined sharply as European debt fears quieted somewhat and sentiment improved. Returns in developed countries were buoyed by strong results in Germany, Belgium, Austria and the Nordic markets of Denmark, Finland, Norway and Sweden. Under the cloud of its own mounting debt problem, Spain was the only eurozone country to deliver a negative return during the three-month period. Solid economic growth and accommodative monetary policy helped boost gains in emerging markets. The rally in U.S. equities was largely driven by an expansion in "multiples"—an increase in stock prices relative to their earnings. By the end of the first quarter of 2012, stocks no longer appeared as cheap as they were late in 2011. Bonds lagged stocks during the first quarter as investors responded to signs of an improved environment with a greater appetite for risk.

Concerns around the health of the global economy were centered in news headlines focusing on Washington D.C., Europe, China and the Middle East. In the United States, economic indicators remained mixed but generally indicated support for slow, sustainable economic growth. European policymakers have made progress in containing the eurozone debt crisis, though they still have not solved the issue of long-term solvency. The European Central Bank has lowered interest rates and flooded the financial system with liquidity that may provide breathing space for a restructuring of fiscal balance sheets. These massive infusions of liquidity may whet the appetite for risk from investors around the world. However, they have delayed a true reckoning with the European financial situation, as concerns about Greece, Spain and Portugal continue to cloud the outlook. The structural challenges that persist in the developed world, and slower growth in emerging market economies, leave the global economy in a fragile state. Domestic demand, combined with slowing inflationary trends, has also helped to shore up emerging market economies. Joblessness remains relatively low and monetary conditions remain easy.

Despite the challenges and surprises of 2011, we see pockets of strength—and as a result, attractive opportunities—both here and abroad for 2012. We hope to help you capitalize on these opportunities with various articles in our 2012 Perspectives, which is available via the Market Insights tab at columbiamanagement.com. This publication showcases the strong research capabilities and experienced investment teams of Columbia Management and offers a diverse array of investment ideas based on our five key themes for 2012.

Other information and resources available at columbiamanagement.com include:

■  detailed up-to-date fund performance and portfolio information

■  economic analysis and market commentary

■  quarterly fund commentaries

■  Columbia Management Investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia New York Tax-Exempt Fund

Average annual total return as of 04/30/12 (%)

Share class	A		B		C		Z*
Inception	09/26/86		08/04/92		08/01/97		09/01/11
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	6.11	1.10	5.72	0.72	5.88	4.88	6.24
1-year	13.25	7.82	12.41	7.41	12.76	11.76	13.43
5-year	5.35	4.33	4.57	4.23	4.88	4.88	5.38
10-year	5.14	4.63	4.36	4.36	4.67	4.67	5.15

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume the reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

*The returns shown for periods prior to the share class inception date (including returns since inception, which are since fund inception) include the returns of the fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

Tax-exempt investing offers current tax-exempt income, but it also involves certain risks. The value of the fund will be affected by the interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Any capital gains distributed are taxable to the investor.

The fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the fund's value will likely be more volatile than the value of more diversified funds.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

1 The Barclays New York Municipal Bond Index is a market-capitalization-weighted index of New York investment grade bonds with maturity of one year or more.

2 The Barclays Municipal Bond Index is considered representative of the broad market for investment grade, tax-exempt bonds with maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 04/30/12

+6.11%

Class A shares (without sales charge)

+4.84%

Barclays New York Municipal Bond Index[1]

+5.50%

Barclays Municipal Bond Index[2]

Quality breakdown1

as of at 04/30/12 (%)
AAA rating	2.6
AA rating	46.8
A rating	29.1
BBB rating	13.0
Non-investment grade	3.4
Not rated	5.1

1Percentages indicated are based upon total fixed income securities (excluding money market funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the middle rating of Moody's, S&P, and Fitch after dropping the highest and lowest available ratings. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used. When a bond is not rated by one of these agencies, it is designated as Not rated. Credit ratings are subjective to opinions and not statements of fact.

1

Fund Expense Example – Columbia New York Tax-Exempt Fund

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with other funds" below for details on how to use the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

11/01/11 – 04/30/12

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,061.10	1,020.93	4.05	3.97	0.79
Class B	1,000.00	1,000.00	1,057.20	1,017.21	7.88	7.72	1.54
Class C	1,000.00	1,000.00	1,058.80	1,018.70	6.35	6.22	1.24
Class Z	1,000.00	1,000.00	1,062.40	1,022.18	2.77	2.72	0.54

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or any of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

2

Portfolio of Investments – Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds 96.4%
Air Transportation 3.6%
New York City Industrial Development Agency (a) Revenue Bonds Terminal One Group Association Project Series 2005 AMT
01/01/15	5.500%	$1,500,000	$1,617,465
01/01/24	5.500%	2,000,000	2,102,020
New York City Industrial Development Agency (a)(b) Revenue Bonds American Airlines-JFK International Airport Series 2005 AMT
08/01/31	7.750%	1,000,000	1,019,990
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,216,720
Total			6,956,195
Assisted Living 1.3%
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A
05/01/19	5.875%	1,140,000	1,140,912
Mount Vernon Industrial Development Agency Revenue Bonds Wartburg Senior Housing, Inc. - Meadowview Series 1999
06/01/19	6.150%	795,000	795,159
06/01/29	6.200%	615,000	611,119
Total			2,547,190
Disposal 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(c)(d)
10/01/35	6.625%	500,000	505,305
Higher Education 15.9%
Dutchess County Industrial Development Agency Refunding Revenue Bonds Bard College Civic Facilities Series 2007A-1
08/01/22	5.000%	500,000	547,760
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A (e)
07/01/21	5.000%	675,000	803,959
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	1,210,000	1,296,878
New York City Trust for Cultural Resources Revenue Bonds
01/01/34	5.000%	375,000	416,186

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Higher Education (cont.)
Revenue Bonds
Juilliard School
Series 2009A
01/01/39	5.000%	$500,000	$548,295
New York State Dormitory Authority Revenue Bonds Brooklyn Law School Series 2003B (XLCA)
07/01/30	5.125%	2,000,000	2,078,700
Consolidated City University System
Series 1993A
07/01/13	5.750%	1,695,000	1,743,189
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,114,220
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,116,440
Series 2009A
07/01/27	5.000%	1,000,000	1,156,380
07/01/39	5.000%	500,000	551,500
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,563,525
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,075,920
New York University-Independent School District
Series 2001-1 (AMBAC)
07/01/40	5.500%	1,000,000	1,309,710
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,073,330
Rochester Institute of Technology
Series 2008A
07/01/33	6.000%	1,000,000	1,163,490
St. John's University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,086,480
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,463,834
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,138,610
Teacher's College
Series 2009
03/01/39	5.500%	500,000	553,260
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,669,770
University of Rochester
Series 2009A
07/01/39	5.125%	2,250,000	2,454,615
Yeshiva University
Series 2001 (AMBAC)
07/01/30	5.000%	75,000	75,088

The Accompanying Notes to Financial Statements are an integral part of this statement.

3

Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Higher Education (cont.)
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	$750,000	$777,315
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,057,230
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,091,160
Town of Niagara Revenue Bonds Niagra University Project Series 2012A (e)
05/01/35	5.000%	500,000	529,460
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,122,310
Total			30,578,614
Hospital 18.9%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	2,000,000	2,150,900
Monroe County Industrial Development Corp. Revenue Bonds Unity Hospital-Rochester Project Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,382,960
New York State Dormitory Authority Revenue Bonds Kaleida Health Series 2006 (FHA)
02/15/35	4.700%	1,000,000	1,025,870
Memorial Sloan-Kettering
Series 2012-1
07/01/23	5.000%	1,000,000	1,205,420
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/34	5.000%	1,470,000	1,667,568
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	2,275,000	2,456,772
Series 2011A
07/01/41	5.000%	2,000,000	2,101,960
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,074,670
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	995,027

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Hospital (cont.)
New York University Hospital Center
Series 2006A
07/01/20	5.000%	$500,000	$542,780
Series 2007B
07/01/24	5.250%	640,000	692,986
Series 2011A
07/01/31	5.750%	800,000	899,072
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	2,000,000	2,226,820
North Shore-Long Island Jewish
Series 2011A
05/01/41	5.000%	1,500,000	1,594,965
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,055,140
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	2,006,267
Sloan-Kettering Memorial Center
Series 2006-1
07/01/35	5.000%	1,000,000	1,062,460
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,073,410
Vassar Brothers Hospital
Series 1997 (AGM)
07/01/25	5.375%	1,500,000	1,505,265
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	521,580
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,804,080
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	1,850,000	2,118,083
Series 2011A
11/01/30	5.000%	2,000,000	2,101,900
Total			36,265,955
Human Service Provider 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	1,029,890
Independent Power 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	1,000,000	979,950

The Accompanying Notes to Financial Statements are an integral part of this statement.

4

Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Investor Owned 0.8%
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (d)
04/01/20	10.251%	$1,500,000	$1,510,680
Local Appropriation 1.7%
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A 10/26/2011
02/15/47	5.750%	2,000,000	2,257,140
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998 (f)
08/01/19	0.000%	1,200,000	1,055,868
Total			3,313,008
Local General Obligation 7.0%
City of New York Unlimited General Obligation Bonds Series 2009E
08/01/17	5.000%	2,000,000	2,387,200
Series 2010B
08/01/19	5.000%	2,000,000	2,437,220
08/01/21	5.000%	500,000	609,880
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,706,130
Unlimited General Obligation Refunding Bonds
Series 2012F
08/01/30	5.000%	1,000,000	1,150,630
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,826,685
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,393,900
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	1,005,000	1,307,987
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	608,625
Total			13,428,257
Multi-Family 2.1%
Housing Development Corp. Revenue Bonds Gateway Apartments Series 2009A
09/15/25	4.500%	165,000	175,638
Series 2009C-1
11/01/34	5.500%	500,000	535,480

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Multi-Family (cont.)
Series 2009M
11/01/45	5.150%	$1,250,000	$1,304,437
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	2,079,380
Total			4,094,935
Municipal Power 1.1%
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	1,000,000	1,179,230
Series 2009A
04/01/23	5.000%	750,000	858,855
Total			2,038,085
Nursing Home 0.4%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	750,000	681,983
Other Bond Issue 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	550,000	574,701
Other Industrial Development Bond 2.3%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,007,060
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,463,540
Total			4,470,600
Pool/Bond Bank 4.7%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,097,130
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Project Series 2002B
06/15/31	5.000%	1,000,000	1,005,190
Series 2002K
06/15/28	5.000%	1,000,000	1,005,410
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,360,060

The Accompanying Notes to Financial Statements are an integral part of this statement.

5

Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Pool/Bond Bank (cont.)
Series 2009A
06/15/34	5.000%	$4,000,000	$4,602,720
Total			9,070,510
Ports 3.6%
Port Authority of New York & New Jersey Revenue Bonds Consolidated 85th Series 1993
03/01/28	5.375%	2,000,000	2,482,000
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,733,570
Port Authority of New York & New Jersey (a) Revenue Bonds Consolidated 143rd Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,109,660
Consolidated 147th
Series 2007 (NPFGC/FGIC) AMT
10/15/26	5.000%	500,000	536,215
Total			6,861,445
Prep School 0.8%
New York City Industrial Development Agency Revenue Bonds Marymont School of New York Project Series 2001 (ACA)
09/01/21	5.125%	625,000	638,563
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	871,537
Total			1,510,100
Recreation 1.8%
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01/01/24	5.000%	500,000	500,380
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	293,638
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/31	5.000%	750,000	829,140
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	903,037
Museum of Modern Art
Series 2001D (AMBAC)
07/01/31	5.125%	1,000,000	1,006,610
Total			3,532,805

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Refunded/Escrowed 1.5%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC)
06/15/16	6.000%	$500,000	$609,885
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	1,800,000	2,356,884
Total			2,966,769
Retirement Communities 2.2%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/28	6.750%	500,000	513,865
07/01/40	6.875%	250,000	255,180
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,320,244
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,346,507
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	685,170
Total			4,120,966
Single Family 1.6%
New York Mortgage Agency (a) Revenue Bonds Homeowner Mortgage Series 1998-69 AMT
10/01/28	5.500%	370,000	370,322
Series 1999-82 AMT
04/01/30	5.650%	160,000	160,152
Series 2002-101 AMT
04/01/32	5.400%	945,000	945,643
Series 2007-140 AMT
10/01/21	4.600%	500,000	519,690
Series 2007-148 AMT
10/01/32	5.200%	1,000,000	1,037,680
Total			3,033,487
Special Non Property Tax 9.7%
Metropolitan Transportation Authority Revenue Bonds Series 2009A
11/15/26	5.300%	700,000	800,520
Series 2009B
11/15/34	5.000%	4,500,000	4,975,380

The Accompanying Notes to Financial Statements are an integral part of this statement.

6

Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Special Non Property Tax (cont.)
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	$250,000	$291,298
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-3
01/15/22	5.000%	1,000,000	1,177,470
Series 2009S-5
01/15/32	5.000%	1,000,000	1,111,680
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B
11/01/26	5.000%	1,035,000	1,171,268
New York State Dormitory Authority Revenue Bonds Education Series 2008B
03/15/36	5.750%	500,000	583,815
Series 2009A
03/15/28	5.000%	1,545,000	1,782,281
Series 2009A
02/15/34	5.000%	1,400,000	1,558,998
New York State Thruway Authority Revenue Bonds Series 2005A (NPFGC)
04/01/25	5.000%	500,000	549,500
Series 2009A-1
04/01/29	5.000%	1,000,000	1,134,000
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03/15/36	5.000%	1,500,000	1,647,900
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (g)
08/01/41	5.250%	1,750,000	1,860,600
Total			18,644,710
State Appropriated 4.7%
Erie County Industrial Development Agency (The) Revenue Bonds School District Buffalo Project Series 2011A
05/01/32	5.250%	1,000,000	1,132,490
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2002A
01/01/29	5.125%	2,950,000	2,969,499
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	1,000,000	1,184,460

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
State Appropriated (cont.)
New York State Dormitory Authority Revenue Bonds Consolidated City University Systems 2nd Generation Series 1993A
07/01/20	6.000%	$2,000,000	$2,503,800
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,220,570
Total			9,010,819
Student Loan 0.1%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	115,000	123,432
Transportation 2.8%
Metropolitan Transportation Authority Revenue Bonds Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,527,975
Series 2005F
11/15/35	5.000%	500,000	521,890
Series 2006A
11/15/22	5.000%	750,000	855,053
Series 2010D
11/15/34	5.000%	1,350,000	1,466,167
Series 2011D
11/15/36	5.000%	1,000,000	1,089,420
Total			5,460,505
Turnpike/Bridge/Toll Road 1.7%
New York State Thruway Authority Revenue Bonds Series 2005F (AMBAC)
01/01/25	5.000%	2,000,000	2,159,500
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11/15/29	5.125%	1,000,000	1,020,880
Total			3,180,380
Water & Sewer 4.5%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	756,902
New York City Municipal Water Finance Authority Revenue Bonds Fiscal 2009 Series 2008A
06/15/40	5.750%	1,000,000	1,183,910
Series 2008CC
06/15/34	5.000%	3,500,000	3,825,360
Series 2009EE
06/15/40	5.250%	500,000	559,080
Series 2009FF-2
06/15/40	5.500%	1,000,000	1,142,720

The Accompanying Notes to Financial Statements are an integral part of this statement.

7

Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value
Municipal Bonds (continued)
Water & Sewer (cont.)
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	$1,000,000	$1,075,670
Total			8,543,642
Total Municipal Bonds (Cost: $168,756,865)			$185,034,918
Floating Rate Notes 0.8%
Variable Rate Demand Notes 0.8%
New York Local Government Assistance Corp. Revenue Bonds Subordinated Lien Series 2003 (JP Morgan Chase Bank) (d)
04/01/19	0.270%	1,500,000	1,500,000
Total Floating Rate Notes (Cost: $1,500,000)			$1,500,000

	Shares	Value
Money Market Funds 2.1%
Dreyfus New York AMT-Free Municipal Money Market, 0.000% (h)	1,104,748	$1,104,748
JPMorgan Tax-Free Money Market Fund, 0.010% (h)	2,890,528	2,890,528
Total Money Market Funds (Cost: $3,995,276)		$3,995,276
Total Investments (Cost: $174,252,141)		$190,530,194
Other Assets & Liabilities, Net		1,360,612
Total Net Assets		$191,890,806

Notes to Portfolio of Investments

(a)  At April 30, 2012, the value of securities subject to alternative minimum tax was $15,194,317, representing 7.92% of net assets.

(b)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2012, the value of these securities amounted to $1,019,990, which represents 0.53% of net assets.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2012, the value of these securities amounted to $505,305 or 0.26% of net assets.

(d)  Variable rate security. The interest rate shown reflects the rate as of April 30, 2012.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  Zero coupon bond.

(g)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2012, the value of these securities amounted to $1,860,600 or 0.97% of net assets.

(h)  The rate shown is the seven-day current annualized yield at April 30, 2012.

Abbreviation Legend

ACA  ACA Financial Guaranty Corporation

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHA  Federal Housing Authority

NPFGC  National Public Finance Guarantee Corporation

XLCA  XL Capital Assurance

The Accompanying Notes to Financial Statements are an integral part of this statement.

8

Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2012:

	Fair value at April 30, 2012
Description	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$—	$185,034,918	$—	$185,034,918
Total Bonds	—	185,034,918	—	185,034,918
Short-Term Securities
Floating Rate Notes	—	1,500,000	—	1,500,000
Total Short-Term Securities	—	1,500,000	—	1,500,000
Other
Money Market Funds	3,995,276	—	—	3,995,276
Total Other	3,995,276	—	—	3,995,276
Total	$3,995,276	$186,534,918	$—	$190,530,194

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Accompanying Notes to Financial Statements are an integral part of this statement.

9

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)

Assets
Investments, at value
(identified cost $174,252,141)	$190,530,194
Receivable for:
Investments sold	153,797
Capital shares sold	739,079
Interest	2,781,880
Expense reimbursement due from Investment Manager	2,315
Trustees' deferred compensation plan	25,449
Total assets	194,232,714
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,328,966
Capital shares purchased	278,423
Dividend distributions to shareholders	569,876
Investment management fees	6,281
Distribution and service fees	4,701
Transfer agent fees	7,186
Administration fees	1,099
Compensation of board members	6,170
Chief compliance officer expenses	472
Other expenses	113,285
Trustees' deferred compensation plan	25,449
Total liabilities	2,341,908
Net assets applicable to outstanding capital stock	$191,890,806

The Accompanying Notes to Financial Statements are an integral part of this statement.

10

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)

Represented by
Paid-in capital	$175,008,039
Undistributed net investment income	341,272
Accumulated net realized gain	263,442
Unrealized appreciation (depreciation) on:
Investments	16,278,053
Total—representing net assets applicable to outstanding capital stock	$191,890,806
Net assets applicable to outstanding shares
Class A	$172,044,907
Class B	$1,842,850
Class C	$17,997,689
Class Z	$5,360
Shares outstanding
Class A	22,760,446
Class B	243,907
Class C	2,381,652
Class Z	709
Net asset value per share
Class A(a)	$7.56
Class B	$7.56
Class C	$7.56
Class Z	$7.56

(a)  The maximum offering price per share for Class A is $7.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

11

Statement of Operations – Columbia New York Tax-Exempt Fund

Six months ended April 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$156
Interest	4,276,443
Total income	4,276,599
Expenses:
Investment management fees	375,327
Distribution fees
Class B	8,078
Class C	65,333
Service fees
Class A	210,084
Class B	2,693
Class C	21,797
Transfer agent fees
Class A	79,837
Class B	1,230
Class C	8,525
Class Z	2
Administration fees	65,682
Compensation of board members	15,809
Custodian fees	4,503
Printing and postage fees	40,369
Registration fees	30,164
Professional fees	27,423
Chief compliance officer expenses	445
Other	12,198
Total expenses	969,499
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(155,516)
Fees waived by Distributor – Class C	(26,099)
Total net expenses	787,884
Net investment income	3,488,715
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,081,256
Net realized gain	1,081,256
Net change in unrealized appreciation (depreciation) on:
Investments	6,556,912
Net change in unrealized appreciation	6,556,912
Net realized and unrealized gain	7,638,168
Net increase in net assets resulting from operations	$11,126,883

The Accompanying Notes to Financial Statements are an integral part of this statement.

12

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011(a)
Operations
Net investment income	$3,488,715	$4,456,556
Net realized gain	1,081,256	557,401
Net change in unrealized appreciation	6,556,912	1,031,575
Net increase in net assets resulting from operations	11,126,883	6,045,532
Distributions to shareholders from:
Net investment income
Class A	(3,150,134)	(3,955,675)
Class B	(32,363)	(103,319)
Class C	(287,521)	(425,671)
Class Z	(104)	(34)
Net realized gains
Class A	(267,206)	(80,083)
Class B	(3,562)	(5,958)
Class C	(27,350)	(13,363)
Class Z	(8)	—
Total distributions to shareholders	(3,768,248)	(4,584,103)
Increase in net assets from share transactions	2,755,531	111,487,203
Total increase in net assets	10,114,166	112,948,632
Net assets at beginning of period	181,776,640	68,828,008
Net assets at end of period	$191,890,806	$181,776,640
Undistributed net investment income	$341,272	$322,679

(a)  Class Z shares are for the period from September 1, 2011 (commencement of operations) to October 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

13

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended October 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,067,103	7,955,700	1,416,525	10,057,117
Fund merger	—	—	15,425,984	109,863,826
Distributions reinvested	339,015	2,526,549	373,324	2,661,888
Redemptions	(1,129,404)	(8,426,066)	(2,207,714)	(15,646,941)
Net increase	276,714	2,056,183	15,008,119	106,935,890
Class B shares
Subscriptions	5,814	43,807	2,638	18,448
Fund merger	—	—	153,991	1,096,096
Distributions reinvested	2,939	21,867	8,764	61,562
Redemptions(b)	(67,954)	(510,511)	(480,574)	(3,366,812)
Net decrease	(59,201)	(444,837)	(315,181)	(2,190,706)
Class C shares
Subscriptions	399,728	2,959,021	150,723	1,073,119
Fund merger	—	—	1,033,183	7,354,989
Distributions reinvested	26,325	196,177	32,912	233,321
Redemptions	(269,133)	(2,011,125)	(272,441)	(1,924,444)
Net increase	156,920	1,144,073	944,377	6,736,985
Class Z shares
Subscriptions	—	—	689	5,000
Distributions reinvested	15	112	5	34
Net increase	15	112	694	5,034
Total net increase	374,448	2,755,531	15,638,009	111,487,203

(a)  Class Z shares are for the period from September 1, 2011 (commencement of operations) to October 31, 2011.

(b)  Includes conversions of Class B shares to Class A shares, if any.

The Accompanying Notes to Financial Statements are an integral part of this statement.

14

Financial Highlights – Columbia New York Tax-Exempt Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended April 30, 2012		Year ended Oct 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class A
Per share data
Net asset value, beginning of period	$7.27		$7.34		$7.25		$6.55		$7.49		$7.70
Income from investment operations:
Net investment income	0.14		0.29		0.30		0.31		0.31		0.31
Net realized and unrealized gain (loss)	0.30		(0.06	)(a)	0.31		0.78		(0.87)		(0.19)
Total from investment operations	0.44		0.23		0.61		1.09		(0.56)		0.12
Less distributions to shareholders from:
Net investment income	(0.14)		(0.29)		(0.34)		(0.30)		(0.30)		(0.31)
Net realized gains	(0.01)		(0.01)		(0.18)		(0.09)		(0.08)		(0.02)
Total distributions to shareholders	(0.15)		(0.30)		(0.52)		(0.39)		(0.38)		(0.33)
Net asset value, end of period	$7.56		$7.27		$7.34		$7.25		$6.55		$7.49
Total return	6.11%		3.40%		8.86%		17.24%		(7.86%)		1.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.96	%(c)	1.02%		1.12%		1.09%		1.08%		1.05%
Net expenses after fees waived or expenses reimbursed(d)	0.79	%(c)	0.82	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)	0.84	%(e)
Net investment income	3.77	%(c)	4.04	%(e)	4.11	%(e)	4.47	%(e)	4.29	%(e)	4.15	%(e)
Supplemental data
Net assets, end of period (in thousands)	$172,045		$163,405		$54,888		$50,469		$42,819		$49,751
Portfolio turnover	14%		22%		9%		20%		17%		15%

Notes to Financial Highlights

(a)  Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

15

Financial Highlights (continued) – Columbia New York Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class B
Per share data
Net asset value, beginning of period	$7.27		$7.34		$7.25		$6.55		$7.49		$7.70
Income from investment operations:
Net investment income	0.11		0.24		0.24		0.25		0.26		0.26
Net realized and unrealized gain (loss)	0.30		(0.06	)(a)	0.32		0.78		(0.88)		(0.20)
Total from investment operations	0.41		0.18		0.56		1.03		(0.62)		0.06
Less distributions to shareholders from:
Net investment income	(0.11)		(0.24)		(0.29)		(0.24)		(0.24)		(0.25)
Net realized gains	(0.01)		(0.01)		(0.18)		(0.09)		(0.08)		(0.02)
Total distributions to shareholders	(0.12)		(0.25)		(0.47)		(0.33)		(0.32)		(0.27)
Net asset value, end of period	$7.56		$7.27		$7.34		$7.25		$6.55		$7.49
Total return	5.72%		2.62%		8.05%		16.38%		(8.54%)		0.83%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.72	%(c)	1.87%		1.87%		1.84%		1.83%		1.80%
Net expenses after fees waived or expenses reimbursed(d)	1.54	%(c)	1.60	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)	1.59	%(e)
Net investment income	3.02	%(c)	3.38	%(e)	3.38	%(e)	3.73	%(e)	3.54	%(e)	3.40	%(e)
Supplemental data
Net assets, end of period (in thousands)	$1,843		$2,202		$4,540		$8,217		$10,084		$16,192
Portfolio turnover	14%		22%		9%		20%		17%		15%

Notes to Financial Highlights

(a)  Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

16

Financial Highlights (continued) – Columbia New York Tax-Exempt Fund

	Six months ended April 30, 2012		Year ended Oct 31,
	(Unaudited)		2011		2010		2009		2008		2007
Class C
Per share data
Net asset value, beginning of period	$7.27		$7.34		$7.25		$6.55		$7.49		$7.70
Income from investment operations:
Net investment income	0.12		0.26		0.26		0.28		0.28		0.28
Net realized and unrealized gain (loss)	0.30		(0.06	)(a)	0.32		0.78		(0.87)		(0.19)
Total from investment operations	0.42		0.20		0.58		1.06		(0.59)		0.09
Less distributions to shareholders from:
Net investment income	(0.12)		(0.26)		(0.31)		(0.27)		(0.27)		(0.28)
Net realized gains	(0.01)		(0.01)		(0.18)		(0.09)		(0.08)		(0.02)
Total distributions to shareholders	(0.13)		(0.27)		(0.49)		(0.36)		(0.35)		(0.30)
Net asset value, end of period	$7.56		$7.27		$7.34		$7.25		$6.55		$7.49
Total return	5.88%		2.95%		8.37%		16.72%		(8.27%)		1.14%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.71	%(c)	1.82%		1.87%		1.84%		1.83%		1.80%
Net expenses after fees waived or expenses reimbursed(d)	1.24	%(c)	1.28	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)	1.29	%(e)
Net investment income	3.32	%(c)	3.64	%(e)	3.66	%(e)	4.02	%(e)	3.84	%(e)	3.69	%(e)
Supplemental data
Net assets, end of period (in thousands)	$17,998		$16,164		$9,401		$9,031		$8,319		$9,729
Portfolio turnover	14%		22%		9%		20%		17%		15%

Notes to Financial Highlights

(a)  Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

17

Financial Highlights (continued) – Columbia New York Tax-Exempt Fund

	Six months ended April 30, 2012 (Unaudited)		Year ended Oct 31, 2011(a)
Class Z
Per share data
Net asset value, beginning of period	$7.27		$7.25
Income from investment operations:
Net investment income	0.15		0.05
Net realized and unrealized gain	0.30		0.02
Total from investment operations	0.45		0.07
Less distributions to shareholders from:
Net investment income	(0.15)		(0.05)
Net realized gains	(0.01)		—
Total distributions to shareholders	(0.16)		(0.05)
Net asset value, end of period	$7.56		$7.27
Total return	6.24%		0.96%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.72	%(c)	0.61	%(c)
Net expenses after fees waived or expenses reimbursed(d)	0.54	%(c)	0.52	%(c)
Net investment income	4.02	%(c)	4.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5		$5
Portfolio turnover	14%		22%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 (commencement of operations) to October 31, 2011.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The Accompanying Notes to Financial Statements are an integral part of this statement.

18

Notes to Financial Statements – Columbia New York Tax-Exempt Fund

April 30, 2012 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund's Class Z prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

19

Columbia New York Tax-Exempt Fund, April 30, 2012 (Unaudited)

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurements and Disclosures

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.

Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

20

Columbia New York Tax-Exempt Fund, April 30, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.40% to 0.27% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended April 30, 2012 was 0.40% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended April 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended April 30, 2012, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.10%
Class B	0.11
Class C	0.10
Class Z	0.08

In connection with the acquisition of Seligman New York Municipal Fund (see Note 8), the Fund assumed the assets and obligations of Seligman New York Municipal Fund, which together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At April 30, 2012, the Fund's total potential future obligation over the life of the Guaranty is $88,452. The liability remaining at April 30, 2012

21

Columbia New York Tax-Exempt Fund, April 30, 2012 (Unaudited)

for non-recurring charges associated with the lease amounted to $57,651 and is included within other accrued expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2012, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $102,918 for Class A, $1,249 for Class B and $921 for Class C shares for the six months ended April 30, 2012.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	0.79%
Class B	1.54
Class C	1.54
Class Z	0.54

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2012, the cost of investments for federal income tax purposes was approximately $174,252,000 and the

22

Columbia New York Tax-Exempt Fund, April 30, 2012 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,705,000
Unrealized depreciation	(427,000)
Net unrealized appreciation	$16,278,000

The following capital loss carryforward, determined as of October 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$174,547

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $26,437,035 and $24,648,804, respectively, for the six months ended April 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

For the six months ended April 30, 2012, the Fund did not participate in securities lending activity.

23

Columbia New York Tax-Exempt Fund, April 30, 2012 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan, whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Pursuant to a December 13, 2011 amendment to the credit facility agreement, interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (i) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

Prior to December 13, 2011, interest was charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

The Fund had no borrowings during the six months ended April 30, 2012.

Note 8. Fund Merger

At the close of business on June 3, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource New York Tax-Exempt Fund and Seligman New York Municipal Fund. The mergers were completed after shareholders of the acquired funds approved the plan on February 15, 2011.

The aggregate net assets of the Fund immediately before the acquisitions were $62,703,788 and the combined net assets immediately after the acquisitions were $181,018,699.

The acquisitions were accomplished by a tax-free exchange of 9,512,113 shares of RiverSource New York Tax-Exempt Fund valued at $46,900,979 (including unrealized appreciation of $1,132,099) and 9,034,756 shares of Seligman New York Municipal Fund valued at $71,413,931 (including unrealized appreciation of $2,655,052).

In exchange for shares of RiverSource New York Tax-Exempt Fund and Seligman New York Municipal Fund, the Fund issued the following number of shares:

	RiverSource New York Tax-Exempt Fund	Seligman New York Municipal Fund
Class A	6,311,058	9,114,926
Class B	153,991	—
Class C	121,288	911,895

For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, RiverSource New York Tax-Exempt Fund and Seligman New York Municipal Fund's cost of investments were carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource New York Tax-Exempt Fund and Seligman New York Municipal Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on November 1, 2010, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized depreciation and net increase in net assets from operations for the year ended October 31, 2011 would have been approximately $7.4 million, $1.1million, $(3.5) million and $5.0 million, respectively.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

24

Columbia New York Tax-Exempt Fund, April 30, 2012 (Unaudited)

Geographic Concentration Risk

Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, the Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. The Fund may, therefore, have a greater risk than that of a municipal bond fund which is more geographically diversified. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

25

Board Consideration and Approval of Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia New York Tax-Exempt Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at the Committee meeting held on March 6, 2012 and at the Board meeting held on March 7, 2012. In addition, the Board considers matters bearing on the Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement,

26

including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement. The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance. The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the eighth, twenty-third and ninth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

27

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses. The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability. The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale. The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment

28

Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager. The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion. The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

33

Columbia New York Tax-Exempt Fund

P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1025 D (6/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	June 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 22, 2012